UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/21

Item 1.  Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Custodian
Funds
September 30, 2021
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Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report

Shareholder Letter
Dear Shareholder:
During the 12 months ended September 30, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic. Growth accelerated in 2021’s first half as
the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued to
boost consumer spending. During the summer, however,
investors became concerned that the swiftly spreading Delta
variant of COVID-19 could hinder the economic recovery.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
The Federal Reserve also adjusted its GDP and inflation
projections higher and expected to begin decreasing its
asset purchases later this year, while delaying any interest rate increases until reaching its goal of maximum U.S.
employment.
The 10-year U.S. Treasury yield was 0.69% on September
30, 2020, and it increased to 1.52% by the end of September
2021. In this environment, the prices of U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index (S&P
500
®
), rose 28.09%, (the index increasing from 3,363.00 to
4,307.54).
1 ,2
Reflecting the rise in interest rates, investment-
grade bonds, as measured by the Bloomberg U.S.
Aggregate Bond Index (Bloomberg Index), posted a -0.90%
total return (an index decrease from 2,376.13 to 2,352.55),
which includes reinvestment of income and distributions.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Custodian Funds’ annual report, covering Franklin
DynaTech Fund, Franklin Focused Growth Fund, Franklin
Growth Fund, Franklin Income Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund,
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Custodian Funds
This letter reflects our analysis and opinions as of
September 30, 2021, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +30.00% (index total return resulting in an increase from 6,918.83 to 8,994.83).
3. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin DynaTech Fund 4
Franklin Focused Growth Fund 11
Franklin Growth Fund 17
Franklin Income Fund 23
Franklin U.S. Government Securities Fund 30
Franklin Utilities Fund 36
Financial Highlights and Statements of Investments 42
Financial Statements 107
Notes to Financial Statements 117
Report of Independent Registered
Public Accounting Firm 144
Tax Information 145
Board Members and Officers 146
Shareholder Information 151
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +30.00% total return for the
12 months ended September 30, 2021.
1
Stocks benefited
from the continued economic recovery, monetary and
fiscal stimulus measures, development of highly effective
novel coronavirus (COVID-19) vaccines, implementation
of vaccination programs and easing pandemic restrictions.
As many businesses reopened, stimulus payments and
generally high household savings contributed to increased
consumer spending. A rebound in corporate earnings and
the U.S. Senate’s passage of a bipartisan infrastructure
bill further bolstered investor sentiment, helping equities to reach new all-time price highs late in the 12-month period.
Gross domestic product growth was robust, as the lifting of
many COVID-19 restrictions and strong consumer spending
continued to support the economy. Both exports and imports
increased significantly in an environment of high business
confidence and recovering industrial production. The
continued growth of the economy led the U.S. to surpass its
pre-pandemic output in 2021’s second quarter.
The inflation rate surged during the 12-month period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming principally from the areas particularly impacted by the shutdown, such as used vehicles, airfares,
semiconductors and energy. Personal consumption
expenditure, a measure of inflation, also rose dramatically
during the period, representing the highest 12-month
increase in decades. The unemployment rate declined from
7.8% in September 2020 to 4.8% in September 2021 as job
openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In
its September 2021 meeting statement, the Fed indicated
that it soon plans to reduce its purchases of U.S. Treasury
and mortgage-backed securities but declined to provide a
timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
The foregoing information reflects our analysis and opinions as of September 30, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin DynaTech Fund
This annual report for Franklin DynaTech Fund covers the
fiscal year ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing primarily
in equity securities of companies that emphasize innovation
and new technologies, have superior management and
that benefit from new industry conditions in the dynamically changing global economy.
Performance Overview
The Fund’s Class A shares posted a +29.69% cumulative
total return for the 12 months under review. In comparison,
the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
cumulative total return of +27.32%.
1
Also for comparison, the
broad U.S. stock market, as measured by the Standard &
Poor’s 500 Index (S&P 500), posted a +30.00% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the period under review, the Fund posted a solid
absolute return aided by widespread gains across nine
out of 10 sector allocations. Information technology (IT)
investments provided more than half of the overall gain,
followed by strong support from health care, communication
services and consumer discretionary stocks.
The IT sector comprised roughly almost half of the overall
portfolio, and related contributors were concentrated
in the software; IT services; and semiconductors and
semiconductor equipment industries. HubSpot, a marketing,
sales and customer service platform, PC software giant
Microsoft and Atlassian, a software development and
collaboration tools provider, topped a long list of software-
related contributors, while IT services gains were boosted
foremost by Adyen, a versatile payments platform for
Portfolio Composition
9/30/21
% of Total
Net Assets
Software 22.6%
IT Services 14.5%
Internet & Direct Marketing Retail 9.3%
Interactive Media & Services 8.9%
Semiconductors & Semiconductor Equipment 8.8%
Life Sciences Tools & Services 6.7%
Health Care Equipment & Supplies 6.6%
Entertainment 3.9%
Capital Markets 2.2%
Biotechnology 2.0%
Health Care Technology 1.8%
Automobiles 1.7%
Electronic Equipment, Instruments &
Components 1.2%
Pharmaceuticals 1.1%
Other 7.0%
Short-Term Investments & Other Net Assets 1.7%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
47
.

Franklin DynaTech Fund

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Annual Report
e-commerce, mobile and point-of-sale transactions, Shopify,
a sales, shipping and payments processing hybrid platform,
and PayPal, a digital payments and money transfer services
provider for merchants and consumers.
Semiconductor stocks saw the highest average returns
within the IT sector as several related holdings more than
doubled the Fund’s overall return for the year. Similar to
many of its industry peers, semiconductor manufacturer
NVIDIA was contending with brisk demand and a robust
order backlog amid a worldwide shortage of specialty
microchips. The company gets most of its sales from its
industry-leading graphics processing units (GPUs), which are the top choice of gamers everywhere. NVIDIA dominates the
competition, with a significant share of the discrete desktop
GPU market. NVIDIA consistently posted record revenues
throughout the year as it benefited from the broadening
digital transformation and accelerated adoption of cloud
computing, which represents another massive market for
NVIDIA. It turns out that the parallel processing that is key to rendering lifelike images in video games, is equally adept at training artificial intelligence systems and moving information around the data center at lightning speeds. As a result,
NVIDIA has become the leading provider of GPUs for cloud
computing operations, and its processors are harnessed by
each of the biggest cloud providers, including Amazon Web
Services, Alphabet’s Google Cloud, and Microsoft's Azure,
just to name a few.
Some of the largest individual contributors to the Fund’s
overall gain were in the communication services sector
as our investment in tech bellwether Alphabet, Google’s
parent holding company, appreciated substantially within
the interactive media and services space, while the shares
of Singapore-based consumer internet company Sea, which
has operations in Taiwan and is the Fund’s top overall
contributor for the period under review, more than doubled
in value and served as a major outlier to the upside in
the entertainment industry. The company specializes in
online gaming services through its Digital Entertainment
division, though it has also been making headway with its
e-commerce and digital financial services segments. In
particular, Sea manages a third-party marketplace through
the Shopee mobile app and websites that connect buyers
and sellers. These services saw a notable rise in adoption
by consumers as the company expanded into more
countries. Sea repeatedly reported accelerating quarterly
earnings throughout the annual period, and its latest release for 2021’s second quarter underscored a continuation
of its impressive growth streak. The company’s digital
entertainment division, Garena, has grown its user base,
increasing its number of quarterly paying users substantially.
Its e-commerce division, Shopee, also posted positive
results as it saw its revenue increase as orders and gross
merchandise value rose. SeaMoney, the company’s digital
financial-services arm, also saw an increase in paying users over the period.
Although Alphabet sold off from record highs in September
2021, the company reported accelerating earnings through
June 2021 as it continued to reap larger-than-expected
profits during the pandemic, though Alphabet and other
tech giants, including Microsoft and social networking
services provider Facebook (both of which are owned by the
Fund), began facing tougher quarter-over-quarter financial
performance comparisons going forward.
Elsewhere in the portfolio, health care sector returns were
positive across all six industry groups, led by life sciences tools and services companies such as Hong Kong-based
WuXi Biologics, a contract research organization for
pharmaceutical and biotech companies conducting clinical
trials and other medical research. Advanced health care
equipment manufacturers such as IDEXX Laboratories
and Danaher also provided a solid contribution to overall
returns. In the consumer discretionary sector, a portfolio
concentration in internet retailers such as Latin American
e-commerce giant MercadoLibre further lifted returns despite generally trading lower throughout the summer of 2021,
while electric vehicle manufacturer Tesla was the standout
contributor in the automobile industry.
Given the breadth of the portfolio’s gains, there were very
few detractors of consequence. Our small exposure to real
estate holdings was focused solely on technology-oriented
Top 10 Holdings
9/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 5.9%
Internet & Direct Marketing Retail, United States
Alphabet, Inc. 3.5%
Interactive Media & Services, United States
Microsoft Corp. 3.0%
Software, United States
NVIDIA Corp. 3.0%
Semiconductors & Semiconductor Equipment,
United States
Sea Ltd. 2.9%
Entertainment, Taiwan
Shopify, Inc. 2.4%
IT Services, Canada
PayPal Holdings, Inc. 2.3%
IT Services, United States
ServiceNow , Inc. 2.2%
Software, United States
Facebook, Inc. 2.2%
Interactive Media & Services, United States
Adyen NV 2.0%
IT Services, Netherlands

Franklin DynaTech Fund

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Annual Report
real estate investment trusts (REITs), which had mixed
but slightly negative results overall. In particular, our REIT holdings in American Tower and Digital Realty Trust (not held at period-end) detracted from performance.
All other detractors served to reduce the overall gains
made in other sector allocations. In particular, China-based
e-commerce giant Alibaba Group Holding (not held at period-
end) was the single largest detractor, and in general the
portfolio's Chinese tech stocks showed erratic performance
in the latter half of the period, with Alibaba losing about a third of its market value in 2021’s third quarter alone. Some
Chinese companies have seen their industries uprooted
amid political pressures, while others faced a surge in
government regulation as Beijing rolls out strict new anti-
monopoly initiatives—the latter of which were directed
at Alibaba. Not only did Ant Financial, a digital payment
platform provider, indefinitely suspend a potentially lucrative initial public offering (Alibaba owns about one-third of Ant), but the government also took a closer look at Alibaba’s
massive operations and decided to levy a substantial fine
on the company. Online gaming and social-media company
Tencent, another significant detractor for the period under
review, and other companies also sold off in response to
China’s intensifying regulatory crackdown on property,
private education, technology, data security and other
sectors of the economy.
Health care sector gains were pared by key detractors
iRhythm Technologies, a provider of health care equipment
and supplies (not held at period-end), and health care
technology industry companies such as Teledoc Health
and Livongo Health (not held at period-end). Many of these
companies underwent prolonged rallies during the worst
of the COVID-19 pandemic but began to lose steam as
the pandemic waned. For example, iRhythm Technologies’
stock price more than tripled in 2020 given rapid growth in
the cardiac device maker’s revenue growth. Strong demand
for the company’s heart sensors prompted huge gains
last year but concerns over significantly lower Medicare
reimbursement rates for its products, along with the abrupt
departure of its CEO, sent the shares tumbling in 2021.
Teladoc, meanwhile, fared well during the pandemic as
remote care “telehealth” took off, but investors eventually
grew concerned about whether the company could hold on
to its COVID-19 related momentum. Investors were seeing
the stock as too COVID-19 dependent, in that its business
plan is reliant on people staying at home and out of their
doctors’ offices. From 2018 to 2019, the company’s annual
revenue increased slightly, but last year, once the pandemic hit, Teladoc’s annual revenue rose substantially. Though
the company was still seeing growth in 2021, we also grew
concerned that such a growth rate could not be sustained
once people began going back to work and returning in-
person to their doctors’ offices.
Elsewhere in the portfolio, several other holdings curbed
the Fund’s absolute gains including key detractors Wix.com
(not held at period-end), a website building platform within the IT sector; ridesharing app developer Uber Technologies
within the industrials sector; and Coupa Software, which
offers a global technology platform for business spending
management, within the software sector.
Thank you for your continued participation in Franklin
Dynatech Fund. We look forward to serving your future
investment needs.
Matthew J. Moberg, CPA
Rupert H. Johnson, Jr.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2021
Franklin DynaTech Fund

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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +29.69%
5
+22.55%
5-Year +229.55% +25.51%
10-Year +599.43% +20.79%
Advisor
1-Year +30.01% +30.01%
5-Year +233.71% +27.26%
10-Year +617.32% +21.78%
See page 9 for Performance Summary footnotes.

Franklin DynaTech Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/11–9/30/21)
Advisor Class
(10/1/11–9/30/21)

Franklin DynaTech Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Investments in fast-growing industries, like the technology and health care sectors (which have historically been volatile) could result in increased price fluctuation, especially over the short term, due to the rapid pace of product change and development and changes in government regulation of companies emphasizing scientific or technological advancement or regulatory approval for new drugs and medical instruments. The
Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net asset values of the Fund at 9/30/21 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
6. Source: Morningstar. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth rate. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.85% 0.86%
Advisor 0.60% 0.61%

Your Fund’s Expenses
Franklin DynaTech Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,150.60 $4.35 $1,021.02 $4.09 0.81%
C $1,000 $1,146.20 $8.52 $1,017.13 $8.01 1.58%
R $1,000 $1,149.10 $5.69 $1,019.77 $5.35 1.06%
R6 $1,000 $1,152.50 $2.36 $1,022.88 $2.22 0.44%
Advisor $1,000 $1,152.00 $2.98 $1,022.30 $2.80 0.55%

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Annual Report
Franklin Focused Growth Fund
This annual report for Franklin Focused Growth Fund covers
the fiscal year ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing in an
equity securities portfolio of approximately 20–50 companies that we believe offers a compelling trade-off between growth opportunity, business and financial risk and valuation.
Performance Overview
The Fund’s Class A shares posted a +27.17% cumulative
total return for the 12 months under review.
1
In comparison,
the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
cumulative total return of +27.32%.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the period under review, the health care sector was
the biggest contributor to relative performance. Within the
sector, notable holdings included Wuxi Biologics and IDEXX
Laboratories. Wuxi Biologics is a China-based contract
developer and manufacturer of biologic drugs. The company
was approached by several vaccine developers for help with
COVID-19 vaccine related development and manufacturing
services, which improved its bottom line. The acceleration
in the adoption of companion animals during the COVID-19
pandemic increased demand for veterinary services and
products, which contributed to revenue growth for IDEXX
Laboratories. Conversely, Veeva Systems, a provider
of cloud-based software for the life sciences industry,
underperformed the benchmark and hampered relative
returns over the annual period.
Positive fund results were also supported by stock selection in the information technology sector and the performance of
semiconductor equipment manufacturer ASML Holding. The
company has essentially a monopoly on extreme ultraviolet
lithography and ASML’s performance has been bolstered by
the strong demand backdrop and supply constraints in the
Portfolio Composition
9/30/21
% of Total
Net Assets
Software 18.6%
IT Services 16.5%
Internet & Direct Marketing Retail 11.1%
Semiconductors & Semiconductor Equipment 10.6%
Health Care Equipment & Supplies 9.9%
Interactive Media & Services 7.5%
Entertainment 4.2%
Automobiles 2.9%
Life Sciences Tools & Services 2.7%
Health Care Technology 2.1%
Media 2.0%
Electric Utilities 2.0%
Food & Staples Retailing 1.9%
Capital Markets 1.7%
Other 2.9%
Short-Term Investments & Other Net Assets 3.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 58 .

Franklin Focused Growth Fund

franklintempleton.com
Annual Report
semiconductor industry. Digital communications platform
Twilio, on the other hand, dampened relative results as it
maintained a more cautious outlook of its business.
Although communication services was a leading relative
detractor at the sector level, a position in Singapore-based consumer internet company Sea Limited served as a catalyst
for positive Fund performance over the period. The company
generates revenue from its online gaming and shopping
platforms, which have been more widely adopted since the
pandemic. Conversely, search engine provider Google,
which was not held most of the period, was a leading
detractor. Elsewhere, record-high e-commerce revenue
contributed to strong growth for Argentina-based online
marketplace MercadoLibre in the consumer discretionary
sector. Conversely, performance of Chinese tech giants
Alibaba Group Holding (not held at period-end), an online
and mobile commerce company, and Tencent Holdings, an
internet content and information provider, was pressured by
fear of Chinese regulations.
Thank you for your participation in Franklin Focused Growth
Fund. We look forward to serving your future investment
needs.
Matthew J. Moberg, CPA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 7.9%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 7.5%
Software, United States
NVIDIA Corp. 4.8%
Semiconductors & Semiconductor Equipment,
United States
Shopify, Inc. 4.5%
IT Services, Canada
ServiceNow , Inc. 4.1%
Software, United States
PayPal Holdings, Inc. 3.5%
IT Services, United States
Adyen NV 3.4%
IT Services, Netherlands
MercadoLibre , Inc. 3.2%
Internet & Direct Marketing Retail, Argentina
Sea Ltd. 3.2%
Entertainment, Taiwan
Danaher Corp. 3.0%
Health Care Equipment & Supplies, United
States

Performance Summary as of September 30, 2021
Franklin Focused Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +27.17% +20.17%
5-Year +209.96% +23.98%
Since Inception (4/13/16)
5
+238.09% +23.67%
Advisor
1-Year +27.47% +27.47%
5-Year +213.91% +25.71%
Since Inception (4/13/16)
5
+242.79% +25.28%
See page 15 for Performance Summary footnotes.

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/13/16–9/30/21)
Advisor Class
(4/13/16–9/30/21)

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramati-
cally if the company fails to meet those projections. The Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are heightened in developing countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 1/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 2/14/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 2/14/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
2/14/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Since Inception returns are based on the performance inception date of 4/13/16.
6. Source: Morningstar. The Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth rates.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–9/30/21)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0703 $0.1389 $0.2092
C $0.0703 $0.1389 $0.2092
R $0.0703 $0.1389 $0.2092
R6 $0.0703 $0.1389 $0.2092
Advisor $0.0703 $0.1389 $0.2092
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.12% 1.95%
Advisor 0.87% 1.70%

Your Fund’s Expenses
Franklin Focused Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,156.20 $5.93 $1,019.57 $5.56 1.10%
C $1,000 $1,152.00 $9.99 $1,015.79 $9.35 1.85%
R $1,000 $1,154.50 $6.98 $1,018.59 $6.54 1.29%
R6 $1,000 $1,158.20 $3.97 $1,021.39 $3.72 0.73%
Advisor $1,000 $1,157.50 $4.60 $1,020.80 $4.31 0.85%

franklintempleton.com
Annual Report
Franklin Growth Fund
This annual report for Franklin Growth Fund covers the fiscal year ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing
substantially in equity securities of companies that are
leaders in their industries.
Performance Overview
The Fund’s Class A shares posted a +26.44% cumulative
total return for the 12 months under review. In comparison,
the Standard & Poor’s 500 Index (S&P 500), which is
a broad measure of U.S. stock performance, posted a
+30.00% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 19 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
The investment manager’s process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (“ESG”) factors on the
long-term risk and return profile of a company.
*Categories within the Other category are listed in full in the Fund’s Statement of
Investments (SOI), which can be found later in the report.
Manager’s Discussion
During the period under review, the Fund posted a solid
absolute return aided by gains across all sector allocations.
The Fund’s relative returns, however, lagged those of the
benchmark. This was due, in part, to an underweighting and
stock selection in the financials sector and a lack of exposure to the bank industry, which received a boost from rising
U.S. Treasury yields and talk of potential stimulus tapering.
Stock selection in the industrials sector also weighed
on results. Within the sector, relative underperformance
was most evident in the aerospace and defense industry.
Uncertainty about defense industry spending under the new
Biden administration had a dampening effect on the shares
of many defense contractors, which included the Fund’s
holdings in Lockheed Martin. Lack of exposure to the energy
sector proved adverse as an emerging shortfall in global
energy supplies supported crude oil and natural gas markets
leading to a broad-based rally in the sector.
Portfolio Composition
9/30/21
% of Total
Net Assets
Software 17.5%
IT Services 7.0%
Semiconductors & Semiconductor Equipment 6.3%
Health Care Equipment & Supplies 6.3%
Interactive Media & Services 5.6%
Life Sciences Tools & Services 5.3%
Internet & Direct Marketing Retail 4.7%
Technology Hardware, Storage & Peripherals 4.6%
Pharmaceuticals 4.6%
Machinery 3.9%
Aerospace & Defense 3.5%
Capital Markets 3.4%
Electronic Equipment, Instruments &
Components 2.9%
Road & Rail 2.9%
Other* 20.9%
Short-Term Investments & Other Net Assets 0.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
65
.

Franklin Growth Fund

franklintempleton.com
Annual Report
In the consumer discretionary sector, China-based
e-commerce giant Alibaba Group Holding was the single
largest detractor over the period as some Chinese
companies had seen their industries uprooted amid political
pressures, while others faced a surge in government
regulation as Beijing rolled out strict new anti-monopoly
initiatives, the latter of which were directed at Alibaba.
Turning to contributors, the Fund benefited from stock
selection in the information technology (IT) sector where
contributors were concentrated in the software and
semiconductor and semiconductor equipment sectors. Top
software contributors were Bill.com Holdings and Intuit.
Bill.com is a provider of payment software solutions and
has been a beneficiary of the digital transformation needs
of small and medium size businesses. Financial software
company Intuit has seen strong growth of its business driven by increased adoption of its tax software, outperformance by its credit reporting arm and improved usage metrics for its
accounting software.
Semiconductor equipment manufacturer ASML Holding
has been a beneficiary of the brisk demand and robust
order backlog amid a worldwide shortage of specialty
microchips. High demand for the company’s leading
extreme ultraviolet (EUV) lithography systems has been a
significant growth driver. A detractor in the IT sector was
payment processor Mastercard, which underperformed
the benchmark although had an overall positive effect on
returns. Elsewhere, stock selection in the health care sector was a driver of performance helped by positions in Catalent, a pharmaceutical delivery technology and development
solutions provider, and Wuxi Biologics, a manufacturer of
biologics, which benefited from increased demand for their
COVID-19 development and manufacturing services.
Thank you for your continued participation in Franklin Growth
Fund. We look forward to serving your future investment
needs.
Serena Perin Vinton, CFA
Robert Rendler, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 4.7%
Software, United States
Apple, Inc. 4.6%
Technology Hardware, Storage & Peripherals,
United States
Amazon.com, Inc. 4.5%
Internet & Direct Marketing Retail, United States
Alphabet, Inc. 3.9%
Interactive Media & Services, United States
ServiceNow , Inc. 2.5%
Software, United States
Mastercard , Inc. 2.2%
IT Services, United States
Intuit, Inc. 2.1%
Software, United States
NVIDIA Corp. 2.0%
Semiconductors & Semiconductor Equipment,
United States
Mettler -Toledo International, Inc. 1.9%
Life Sciences Tools & Services, United States
Union Pacific Corp. 1.8%
Road & Rail, United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of September 30, 2021
Franklin Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +26.44% +19.49%
5-Year +140.03% +17.80%
10-Year +391.67% +16.60%
Advisor
1-Year +26.76% +26.76%
5-Year +143.06% +19.44%
10-Year +404.03% +17.56%
See page 21 for Performance Summary footnotes.

Franklin Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 21 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/11–9/30/21)
Advisor Class
(10/1/11–9/30/21)

Franklin Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of adverse developments in such sectors. While the Fund historically has focused on larger companies, it may invest up to 25% of its assets in small, relatively new and/
or unseasoned companies, which involves additional risks, as these companies may have less certain growth prospects and limited or less developed product lines or markets, and less secure financing. Growth stock prices can be volatile, particularly over the short term. The Fund may invest up to 40% of its net assets in stocks of foreign companies, which involve special risks, including currency fluctuations and economic as well as political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–9/30/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1833 $10.6145 $10.7978
C – $10.6145 $10.6145
R – $10.6145 $10.6145
R6 $0.4731 $10.6145 $11.0876
Advisor $0.3942 $10.6145 $11.0087
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.82% 0.83%
Advisor 0.57% 0.58%

Your Fund’s Expenses
Franklin Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,099.00 $4.14 $1,021.12 $3.99 0.79%
C $1,000 $1,094.90 $8.29 $1,017.16 $7.98 1.58%
R $1,000 $1,097.60 $5.69 $1,019.64 $5.48 1.08%
R6 $1,000 $1,100.90 $2.56 $1,022.63 $2.47 0.49%
Advisor $1,000 $1,100.40 $2.88 $1,022.33 $2.77 0.55%

franklintempleton.com
Annual Report
Franklin Income Fund
This annual report for Franklin Income Fund covers the fiscal year ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.
Performance Overview
The Fund’s Class A shares posted a cumulative total return
of +24.55% for the 12 months under review. In comparison,
the Fund’s equity benchmark, the Standard & Poor’s 500
Index (S&P 500), which is a broad measure of U.S. stock
performance, posted a +30.00% cumulative total return.
1
The
Fund’s secondary benchmark, the blended 50% MSCI USA
High Dividend Yield Index + 25% Bloomberg High Yield Very
Liquid Index + 25% Bloomberg U.S. Aggregate Bond Index
(Blended Benchmark), which is a combination of leading
stock and bond indexes, posted a +12.83% cumulative total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 26 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In analyzing debt and equity securities, we consider
such factors as a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; changing financial condition and market
recognition of the change; and a security’s relative value
based on such factors as anticipated cash flow, interest or
dividend coverage, asset coverage and earnings. When
choosing investments for the Fund, we apply a bottom-up,
value oriented, long-term approach, focusing on the market
price of a company’s securities relative to the investment
manager’s evaluation of the company’s long-term earning,
asset value and cash flow potential.
Manager’s Discussion
During the period under review, our equity weighting
decreased from 73.7% to 64.6%, and our fixed income
weighting increased from 24.8% to 30.1%. The Fund’s cash
position increased from 1.5% to 5.3% of total net assets.
The Fund generated positive returns during the period
with strong performance across equity and fixed income.
Overweight Fund exposure to the equity market helped drive
strong returns, while lower exposure to interest-rate sensitive fixed income securities led to strong performance from the
Fund relative to its blended benchmark.
Dividend stocks, particularly value-oriented sectors,
outperformed considerably during more than the first half of the period under review. While the outperformance narrowed
compared to other growth-oriented sectors by the end of
the period, it did not fully offset the early outperformance.
The equity component of the Fund’s blended benchmark
increased with the MSCI USA High Dividend Yield Index
posting positive returns for the 12-month period. The
Fund’s equity positions also generated positive returns
during the period. Corporate credit spreads continued to
narrow during the period as the reopening of economies
and the lingering positive effects of the record fiscal and
monetary accommodation continued to support markets.
Offsetting narrowing credit spreads were rising interest
rates, which weighed on the more duration sensitive portions of the Fund’s benchmark. Fixed income returns for the
Fund outperformed the Fund’s blended benchmark. The
Bloomberg U.S. Aggregate Bond Index posted negative
returns, while the Bloomberg U.S. High Yield Very Liquid
Index posted positive returns at period-end.
The Fund entered the period with an increased equity
weighting and a decreased fixed income weighting, while
also holding a portion in cash equivalents, as a result of
making a meaningful shift in asset mix earlier in 2020. The
shift continued over the 12-month period, which continued to maintain the increased equity weighting and decreased fixed
income weighting, while continuing to hold a portion in cash equivalents by period-end.
1. Source: Morningstar.
2. Source: Factset. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
77
.

Franklin Income Fund

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Annual Report
*Categories within the Other category are listed in full in the Fund’s Statement of
Investments (SOI), which can be found later in the report.
Fixed Income holdings posted positive returns during
the period with considerable outperformance relative
to the Fund’s blended fixed income benchmark. While
U.S. 10-year Treasury yields did not move in a straight
line over the course of the year, the broad trend over the
period under review saw yields move higher. The Fund’s
duration positioning at the front end of the yield curve in
the face of rising interest rates was a key source in driving the outperformance relative to the Fund’s benchmark.
Additionally, spread compression across the corporate
credit market helped support strong performance across the
Fund’s fixed income allocation. The Fund was underweight
fixed income relative to its benchmark given what was
perceived to be better opportunities in the equity market
during the period under review.
Every corporate credit sector generated positive absolute
returns during the period under review, with health care and energy leading the way in terms of performance contribution
relative to the Fund’s blended benchmark. Our holdings
in U.S. Treasuries and agency mortage-backed securities
(MBS) were minor absolute detractors during the period.
However, these positions were shorter in duration and much
smaller in size relative to the benchmark, which resulted
in these sectors being positive contributors relative to the
Fund’s blended benchmark.
*Includes senior floating rate interests and index-linked notes.
Corporate credit spreads continued to narrow during the
period under review, which benefited high-yield exposures in particular. High-yield corporate bonds are generally lower in duration than investment-grade corporate bonds. Narrowing
credit spreads (high-yield saw spreads compress by 228
basis points) and a greater than 80 basis points increase in
U.S. Treasury yields favored high-yield performance within
the fixed income asset class.
Within health care, the largest contributor to performance
was high-yield rated hospital company CHS/Community
Health Systems. The company moved past COVID-19
induced disruptions and was able to access both the debt
and equity markets during the period to reduce interest
expense and improve the health of their balance sheet,
which led to a very strong performance. The company
represented the largest position in the Fund during the
period and its strong performance generated roughly half of
the total fixed income return contribution over the period.
In health care outside of CHS/Community Health
Systems, high-yield hospital peer Tenet Healthcare and
pharmaceutical companies Endo and Bausch Health also
benefited Fund returns during the period.
The other large sector contributor to fixed income
performance during the period came from debt securities
in the energy sector. Strong commodity price performance,
increased demand outlooks as the market looked past the
COVID-19 enforced lockdowns as well as company specific
drivers led to strong performance in Chesapeake Energy,
Weatherford International, HighPoint Resources (not held at
period-end) and Calumet Specialty Products.
No other corporate sectors stood out in terms of outsized
performance contributions. However, other strong individual
contributors came from the consumer discretionary sector in
holdings of Ford Motor as well as communication services
peers DISH Network and Univision Communications.
Portfolio Composition
9/30/21
% of Total
Net Assets
Pharmaceuticals 8.8%
Banks 8.4%
Health Care Providers & Services 8.1%
Electric Utilities 7.3%
Oil, Gas & Consumable Fuels 7.0%
Diversified Financial Services 6.5%
Multi-Utilities 3.8%
Semiconductors & Semiconductor Equipment 3.7%
Diversified Telecommunication Services 3.7%
Biotechnology 3.1%
Energy Equipment & Services 2.4%
Aerospace & Defense 2.2%
Beverages 2.1%
Media 2.1%
Other* 25.5%
Short-Term Investments & Other Net Assets 5.3%
Top Five Fixed Income Holdings
*
9/30/21
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 6.5%
Diversified Financial Services , United States
CHS/Community Health Systems, Inc. 4.5%
Health Care Providers & Services , United States
Tenet Healthcare Corp. 1.3%
Health Care Providers & Services , United States
DISH DBS Corp. 1.2%
Media , United States
Weatherford International Ltd. 1.0%
Energy Equipment & Services , United States

Franklin Income Fund

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Annual Report
*Includes convertible bonds.
U.S. Treasury and agency MBS holdings were small
absolute detractors during the period as noted previously.
However, the reduced size and shorter duration of our U.S.
Treasury holdings relative to the Fund’s blended benchmark
led to the strongest relative performance within fixed income after health care and energy.
Equity holdings increased over the period. As an asset-
class, equities outperformed fixed income during the period.
An overweight allocation to the equity market relative to
the Fund’s blended benchmark benefited overall Fund
performance during the period under review. While absolute
levels of our equity allocation looked similar from the
beginning and end of the period under review, our allocation to the equity markets had increased for more than half of the period under review before a reduction in the Fund’s equity
allocation toward period-end.
All sectors were positive absolute contributors to Fund
performance during the period.
Financials and energy holdings were large positive
contributors relative to the Fund’s benchmark during the
period. Consumer discretionary, materials and utilities
holdings provided notable positive relative contributions as well.
All the Fund’s equity positions in the financials sector
were positive contributors during the period amidst rising
interest rates. Holdings of JPMorgan Chase, MetLife, Bank
of America and Morgan Stanley led returns. Other notable
contributors included Truist Financial, U.S. Bancorp and
Citigroup.
Energy peers Chevron and Exxon Mobile were notable
positive contributors during the period as a much better
macro supply and demand forecast for the industry led to
strong performance from depressed valuations.
Top performers in the Fund outside of financials and energy
included CVS Health in the health care industry as the
company played an active role in vaccine distribution, which contributed to strong financial performance. General Motors
also saw strong performance from favorable vehicle sales
trends coming out of the pandemic as well as a favorable
reaction to the company’s commitments in the electronic
vehicle space going forward.
Despite positive absolute contributions, equity holdings in
the health care, industrials and consumer staples sectors
were modest detractors in the period relative to the Fund’s
benchmark.
At the individual security level, the only notable detractor from performance during the period was our small position
in the preferred securities of Federal National Mortgage
Association (FNMA), which received an unfavorable
Supreme Court ruling related to the U.S. government
conservatorship actions since the global financial crisis.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions (call options)
and/or to initiate and add to positions, which generated gains during the period under review.
Thank you for your continued participation in Franklin
Income Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Lead Portfolio Manager
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Equity Holdings*
9/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Merck & Co., Inc. 2.1%
Pharmaceuticals , United States
Southern Co. (The) 1.9%
Electric Utilities , United States
Verizon Communications, Inc. 1.9%
Diversified Telecommunication Services , United
States
Pfizer, Inc. 1.9%
Pharmaceuticals , United States
Chevron Corp. 1.7%
Oil, Gas & Consumable Fuels , United States

Performance Summary as of September 30, 2021
Franklin Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +24.55% +19.88%
5-Year +41.95% +6.44%
10-Year +113.54% +7.47%
Advisor
1-Year +24.98% +24.98%
5-Year +44.25% +7.60%
10-Year +118.35% +8.12%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 4.20% 1.96% 1.96%
Advisor 4.68% 2.29% 2.28%
See page 28 for Performance Summary footnotes.

Franklin Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 28 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index
.
Class A
(10/1/11–9/30/21)
Advisor Class
(10/1/11–9/30/21)

Franklin Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s portfolio includes a substantial portion of higher-yielding, lower-rated corporate bonds and some floating rate loans, which are also higher-yielding and lower-rated. These investments have more credit risk than investment-grade securities and are subject to increased risk of default and potential loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Stock prices fluctuate, sometimes rapidly and dra-
matically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1.The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/21.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
9. Source: Factset. The Blended 50% MSCI USD High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
measures performance of high dividend-paying global and developed and emerging stocks, noninvestment-grade corporate bonds and tracks performance of the U.S.
investment-grade bond market.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 9/30/21 9/30/20 Change
A (FKIQX) $2.47 $2.08 +$0.39
A1 (FKINX) $2.48 $2.08 +$0.40
C (FCISX) $2.52 $2.12 +$0.40
R (FISRX) $2.43 $2.04 +$0.39
R6 (FNCFX) $2.47 $2.07 +$0.40
Advisor (FRIAX) $2.46 $2.07 +$0.39
Distributions
(10/1/20–9/30/21)
Share Class
Net Investment
Income
A $0.1116
A1 $0.1144
C $0.1024
R $0.1063
R6 $0.1184
Advisor $0.1172
Total Annual Operating Expenses
10
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.72%
Advisor 0.46% 0.47%

Your Fund’s Expenses
FRANKLIN INCOME FUND

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,034.60 $3.66 $1,021.47 $3.64 0.72%
A1 $1,000 $1,039.40 $3.16 $1,021.97 $3.13 0.62%
C $1,000 $1,036.10 $5.71 $1,019.46 $5.66 1.12%
R $1,000 $1,038.40 $4.95 $1,020.21 $4.90 0.97%
R6 $1,000 $1,040.40 $2.05 $1,023.06 $2.03 0.40%
Advisor $1,000 $1,040.40 $2.40 $1,022.72 $2.38 0.47%

franklintempleton.com
Annual Report
Franklin U.S. Government Securities Fund
This annual report for Franklin U.S. Government Securities
Fund covers the fiscal year ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks income by investing at least 80% of its net
assets in U.S. government securities. The Fund presently
invests substantially all of its assets in Government National
Mortgage Association obligations (Ginnie Maes).
Since 1983, the Fund has invested substantially in Ginnie
Mae securities, which carry a guarantee backed by the
full faith and credit of the U.S. government as to the
timely payment of interest and principal.
1
Issued by the
Government National Mortgage Association (GNMA),
Ginnie Maes have been among the highest yielding U.S.
government obligations available.
Performance Overview
The Fund’s Class A shares posted a -1.15% cumulative
total return for the 12 months under review. In comparison,
the Bloomberg U.S. Government - Intermediate Index, the
intermediate component of the Bloomberg U.S. Government
Index, posted a -1.33% cumulative total return.
2
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 32 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We currently invest the Fund’s assets substantially in GNMA
obligations. We analyze securities using proprietary models
to help us identify attractive investment opportunities.
Manager’s Discussion
In the months leading up to the U.S. presidential election,
there were bouts of risk-off sentiment driven largely by
factors such as a resurgence in global COVID-19 cases and
the political impasse regarding additional fiscal stimulus.
Following the U.S. presidential election, market sentiment
remained generally positive until year-end. As financial
markets settled into 2021, amid a stronger than expected
U.S. economic recovery along with unprecedented fiscal
stimulus, inflation concerns took center stage. U.S. Treasury
(UST) yields surged during the first half of the reporting
period, peaking at 1.74% in March 2021 before trending
lower and ending the reporting period at 1.52%, 84 basis
points higher year-over-year. Volatility, as measured by the
Merrill Lynch Option Volatility Estimate (MOVE) Index, also
increased during the period.
The U.S. housing market remained strong with significant
demand for homes despite a large increase in prices. Supply
and demand imbalances combined with mortgage rates
still near historic lows should continue to support a strong housing market.
The Federal Reserve (Fed) continued on its path towards
tapering its current level of asset purchases and changed
the language of its September 2021 meeting statement to
“a moderation in the pace of asset purchases may soon be
warranted” so long as economic progress continues broadly
as expected. Based on this statement, and the comments
from Fed Chair Jerome Powell during the September 2021
press conference, the tapering of asset purchases is likely
to be announced in November and is likely to be completed
around mid-2022, following a gradual tapering of $10 billion in USTs and $5 billion in mortage-backed securities (MBS)
per month.
Portfolio Composition
9/30/21
% of Total Net
Assets
Mortgage-Backed Securities 98.1%
Other 0.5%
Short-Term Investments & Other Net Assets 1.4%
1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
97
.

Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
Prepayment risk is expected to decline over the next quarter, and we expect origination to drop over the winter season.
We believe spreads will remain rangebound, with seasonal
effects offsetting the reduced demand from tapering of
purchases by the Fed. However, spreads could start
widening post winter as origination begins to increase.
The Fund maintains a conservative, disciplined investment
strategy and invests primarily in GNMA mortgage pass-
throughs, which remain the only MBS that are backed by
the full faith and credit of the U.S. government—the same
guarantee applicable to U.S. Treasuries.
1
We believe
our collateral-intensive research approach can allow us
to uncover dislocations across the GNMA markets and
associated mispricing of prepayment risk. We continue to
focus on specified pools where we believe our experience
and continual investment in new technologies help us
uncover these discrepancies.
Agency MBS posted negative total returns and
underperformed similar duration USTs during the reporting
period. Within the agency mortgage pass-through sector,
Fannie Mae MBS and Freddie Mac MBS were the best
performers, while GNMA MBS underperformed. Within the
GNMA sector, GNMA I 3.0%, 5.0% and 3.5% coupons were
the best performers, while GNMA II 2.5%, 3.5% and 3.0%
coupons lagged.
During the period, the portfolio retained a higher weighting to GNMA IIs (pools of mortgages from multiple issuers) than
GNMA Is (pools of mortgages from single issuers). Over the
period, we added to GNMA II 2.5% and 2.0% coupons, while
reducing exposure to GNMA II 3.0% through 4.5% coupons.
The portfolio’s largest absolute allocations were in 2.5% and
3.0% coupons at period-end and relative to the Bloomberg
GNMA Index the portfolio was underweight the 2.0%, 2.5%,
3.5% and 4.0% coupons and overweight the 3.0% coupon
and 4.5% through 6.0% coupons.
The Fund’s overweight allocation to GNMA I 5.0% coupons
was the largest contributor to performance. In addition,
an overweight allocation to coupons GNMA I 6.0%, 5.5%
and 4.5% also contributed, as did security selection in
GNMA I 5.0% coupons. Overweight allocation to GNMA II
5.5% and 6.0% coupons and security selection in GNMA II
2.5% through 5.0% coupons also benefited performance.
Overweight allocation to GNMA II 3.0% and underweight
allocation to GNMA I 3.0% coupons were the largest
detractors from performance.
Thank you for your continued participation in Franklin U.S.
Government Securities Fund. We welcome your comments
and questions and look forward to serving your investment
needs in the years ahead.
Paul Varunok
Neil Dhruv
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2021
Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -1.15% -4.86%
5-Year +6.60% +0.52%
10-Year +16.04% +1.11%
Advisor
1-Year -0.74% -0.74%
5-Year +7.81% +1.52%
10-Year +18.25% +1.69%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 2.20% 1.10% 1.10%
Advisor 2.51% 1.37% 1.37%
See page 34 for Performance Summary footnotes.

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 34 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (10/1/11–9/30/21)
Advisor Class (10/1/11–9/30/21)

Franklin U.S. Government Securities Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/21.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. Bloomberg Barclays U.S. Government Intermediate Index, the intermediate component of the Bloomberg Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–9/30/21)
Share Class
Net Investment
Income
A $0.1308
A1 $0.1368
C $0.1058
R $0.1151
R6 $0.1520
Advisor $0.1457
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.89% 0.90%
Advisor 0.64% 0.65%

Your Fund’s Expenses
Franklin U.S. Government Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $994.10 $4.35 $1,020.70 $4.41 0.87%
A1 $1,000 $996.30 $3.84 $1,021.23 $3.88 0.77%
C $1,000 $993.60 $6.36 $1,018.69 $6.44 1.27%
R $1,000 $992.80 $5.60 $1,019.45 $5.68 1.12%
R6 $1,000 $997.50 $2.53 $1,022.54 $2.56 0.50%
Advisor $1,000 $997.00 $3.11 $1,021.96 $3.15 0.62%

franklintempleton.com
Annual Report
Franklin Utilities Fund
This annual report for Franklin Utilities Fund covers the fiscal year ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks both capital appreciation and current
income by investing at least 80% of its net assets in
the securities of public utility companies. These are
companies that provide electricity, natural gas, water, and
communications services to the public and companies that
provide services to public utilities companies. The Fund
concentrates (invests more than 25% of its total assets)
in companies operating in the utilities industry. The Fund
invests primarily in equity securities, which consist mainly of common stocks.
Performance Overview
The Fund’s Class A shares posted a +12.29% cumulative
total return for the 12 months under review. In comparison,
the S&P 500 Utilities Index, which measures the
performance of all utilities stocks in the S&P 500, posted a
+11.01% cumulative total return and the Standard & Poor’s
500 Index (S&P 500), which is a broad measure of U.S.
stock performance, posted a +30.00% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 38 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We search for the best return opportunities available in
the global utilities arena with a specific focus on the U.S.
electricity and gas sector. Generally, we seek to invest in
companies producing a high percentage of earnings from
their regulated operations.
Manager’s Discussion
During the 12 months under review, within the utilities
sector, electric utilities, multi-utilities, and the oil, gas and consumable fuels industries drove performance. No
industries detracted on an absolute basis.
Among the individual contributors, renewable power
producer and electric utility NextEra Energy saw healthy
growth in its renewable power business over the period,
which bolstered the Fund’s returns. The company's
fundamentals have remained robust. We believe that the
company is well-positioned for strong long-term growth
regardless of the regulatory environment. NextEra has a
significant backlog of renewable power projects that can be
developed cost-effectively, in our view.
Shares of Exelon, a purchaser, transmitter, and distributer
of electricity, also rose during the period, outperforming
as Illinois passed clean energy legislation that included
support for the company’s merchant nuclear plants. The
company announced that it was separating its generation
and retail business, which includes the company’s nuclear
power plants, from its utility business, and investors reacted favorably. Recent earnings results have been relatively
positive, but the company did caution that the February 2021 winter storm in Texas would have an impact on its full-year
2021 earnings.
Cheniere Energy, a liquefied natural gas (LNG) company,
supported relative returns, benefiting from swiftly rising LNG prices toward the end of the period. While the company
missed earnings estimates in the second quarter of 2021,
it later announced plans to pay a dividend and spend $1
billion on share buybacks. Cheniere was able to post robust
Portfolio Composition
9/30/21
% of Total
Net Assets
Electric Utilities 58.7%
Multi-Utilities 32.5%
Gas Utilities 2.3%
Oil, Gas & Consumable Fuels 2.2%
Water Utilities 1.7%
Diversified Telecommunication Services 1.1%
Independent Power and Renewable Electricity
Producers 1.1%
Short-Term Investments & Other Net Assets 0.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
105
.

Franklin Utilities Fund

franklintempleton.com
Annual Report
earnings earlier in the period, despite the stresses caused
by then-low LNG prices, driven by the pandemic, and a
spate of hurricanes in 2020. Despite significant competition in the market, we believe the supply and demand outlook is
favorable in the natural gas industry.
Conversely, Dominion Energy, a Virginia-based power
company, hindered the Fund’s performance as the stock
lagged during the period. Results at the company were
resilient during and shortly after the height of the pandemic, and Dominion continues to invest in more sustainable power
generation. However, the stock underperformed in recent
months amid concerns about risk to earnings power in
Virginia, which cut incentive returns after the state reached in-state energy production goals.
Minnesota-based Xcel Energy, an electric and natural gas
energy provider, weighed on absolute returns. The company
has been a leader in transitioning to clean energy, with plans to invest heavily in the coming years. However, investors
have been concerned about Xcel’s regulatory risk as the firm seeks future rate increases in key states, such as Minnesota and Colorado. We view Xcel favorably, as its growth rate
looks likely to be strong over the longer term, particularly because the company has made moves to focus more on
renewables. Recent earnings showed improved profit and
operating revenues, bolstered by higher margins for both
electricity and natural gas.
Thank you for your continued participation in Franklin Utilities
Fund. We look forward to serving your future investment
needs.
John C. Kohli, CFA
J. Blair Schmicker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/21
Company
Industry , Country
% of Total
Net Assets
a a
NextEra Energy, Inc. 12.5%
Electric Utilities, United States
Exelon Corp. 4.9%
Electric Utilities, United States
Dominion Energy, Inc. 4.9%
Multi-Utilities, United States
CMS Energy Corp. 4.9%
Multi-Utilities, United States
Duke Energy Corp. 4.5%
Electric Utilities, United States
Southern Co. (The) 4.2%
Electric Utilities, United States
Edison International 4.1%
Electric Utilities, United States
Sempra Energy 3.9%
Multi-Utilities, United States
American Electric Power Co., Inc. 3.9%
Electric Utilities, United States
Entergy Corp. 3.7%
Electric Utilities, United States

Performance Summary as of September 30, 2021
Franklin Utilities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +12.29% +8.08%
5-Year +46.63% +7.13%
10-Year +162.17% +9.70%
Advisor
1-Year +12.62% +12.62%
5-Year +48.32% +8.20%
10-Year +167.17% +10.33%
Share Class
Distribution
Rate
5
30-Day
Standardized
Yield
6
A 2.19% 2.25%
Advisor 2.51% 2.60%
See page 40 for Performance Summary footnotes.

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 40 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/11–9/30/21)
Advisor Class
(10/1/11–9/30/21)

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investing in a Fund concentrating in the utilities sector involves special risks, including increased susceptibility to adverse economic and regulatory developments affecting the sector. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Securities issued by utility companies have been historically sensitive to interest rate changes.
When interest rates fall, utility securities prices, and thus a utilities Fund’s share price, tend to rise; when interest rates rise, their prices generally fall. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
9/30/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The S&P 500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 9/30/21 9/30/20 Change
A (FKUQX) $20.20 $19.76 +$0.44
A1 (FKUTX) $20.21 $19.77 +$0.44
C (FRUSX) $20.09 $19.65 +$0.44
R (FRURX) $20.12 $19.68 +$0.44
R6 (FUFRX) $20.40 $19.93 +$0.47
Advisor (FRUAX) $20.40 $19.93 +$0.47
Distributions
(10/1/20–9/30/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.5168 $1.4065 $1.9233
A1 $0.5374 $1.4065 $1.9439
C $0.4356 $1.4065 $1.8421
R $0.4661 $1.4065 $1.8726
R6 $0.5849 $1.4065 $1.9914
Advisor $0.5680 $1.4065 $1.9745
Total Annual Operating Expenses
8
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Utilities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,011.40 $4.15 $1,020.94 $4.17 0.82%
A1 $1,000 $1,012.40 $3.65 $1,021.44 $3.66 0.72%
C $1,000 $1,010.00 $6.16 $1,018.94 $6.19 1.22%
R $1,000 $1,010.70 $5.41 $1,019.69 $5.43 1.07%
R6 $1,000 $1,013.50 $2.51 $1,022.57 $2.52 0.50%
Advisor $1,000 $1,013.00 $2.89 $1,022.20 $2.91 0.57%

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $121.24 $82.84 $81.16 $63.10 $52.05
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.82) (0.38) (0.20) (0.23) (0.18)
Net realized and unrealized gains (losses) ........... 36.81 39.44 3.79 19.45 12.92
Total from investment operations .................... 35.99 39.06 3.59 19.22 12.74
Less distributions from:
Net realized gains ............................. — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of year ....................... $157.23 $121.24 $82.84 $81.16 $63.10
Total return
c
................................... 29.68% 47.47% 4.77% 30.88% 25.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.85% 0.86% 0.86% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.79%
d,e
0.84%
d
0.85%
d
0.86%
d,e
0.91%
d
Net investment (loss) ............................ (0.56)% (0.39)% (0.26)% (0.32)% (0.33)%
Supplemental data
Net assets, end of year (000’s) ..................... $12,129,483 $8,378,574 $4,504,434 $3,741,562 $2,498,393
Portfolio turnover rate ............................ 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $99.49 $68.60 $68.07 $53.49 $44.71
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.55) (0.91) (0.66) (0.65) (0.50)
Net realized and unrealized gains (losses) ........... 30.12 32.46 3.10 16.39 10.97
Total from investment operations .................... 28.57 31.55 2.44 15.74 10.47
Less distributions from:
Net realized gains ............................. — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of year ....................... $128.06 $99.49 $68.60 $68.07 $53.49
Total return
c
................................... 28.72% 46.37% 3.97% 29.93% 24.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.54% 1.60% 1.61% 1.61% 1.67%
Expenses net of waiver and payments by affiliates ....... 1.54%
d,e
1.59%
d
1.60%
d
1.61%
d,e
1.66%
d
Net investment (loss) ............................ (1.31)% (1.14)% (1.01)% (1.07)% (1.08)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,339,016 $1,095,702 $597,927 $611,221 $374,502
Portfolio turnover rate ............................ 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $117.13 $80.26 $78.88 $61.51 $50.90
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.14) (0.60) (0.39) (0.40) (0.31)
Net realized and unrealized gains (losses) ........... 35.53 38.13 3.68 18.93 12.61
Total from investment operations .................... 34.39 37.53 3.29 18.53 12.30
Less distributions from:
Net realized gains ............................. — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of year ....................... $151.52 $117.13 $80.26 $78.88 $61.51
Total return .................................... 29.36% 47.09% 4.52% 30.57% 25.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.10% 1.11% 1.11% 1.17%
Expenses net of waiver and payments by affiliates ....... 1.04%
c,d
1.09%
c
1.10%
c
1.11%
c,d
1.16%
c
Net investment (loss) ............................ (0.81)% (0.63)% (0.51)% (0.57)% (0.58)%
Supplemental data
Net assets, end of year (000’s) ..................... $311,646 $221,041 $123,721 $95,925 $47,860
Portfolio turnover rate ............................ 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report ue
a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $127.01 $86.46 $84.31 $65.28 $53.56
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.36) (0.05) 0.07 0.04 0.06
Net realized and unrealized gains (losses) ........... 38.61 41.26 3.99 20.15 13.35
Total from investment operations .................... 38.25 41.21 4.06 20.19 13.41
Less distributions from:
Net realized gains ............................. — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of year ....................... $165.26 $127.01 $86.46 $84.31 $65.28
Total return .................................... 30.12% 47.97% 5.15% 31.38% 26.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.46% 0.50% 0.51% 0.50% 0.49%
Expenses net of waiver and payments by affiliates ....... 0.46%
c,d
0.50%
c,d
0.50%
c
0.50%
c,d
0.48%
c
Net investment income (loss) ...................... (0.23)% (0.05)% 0.09% 0.04% 0.10%
Supplemental data
Net assets, end of year (000’s) ..................... $9,820,184 $5,817,028 $2,473,942 $1,688,595 $457,846
Portfolio turnover rate ............................ 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $125.58 $85.58 $83.56 $64.78 $53.25
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.48) (0.15) (0.01) (0.06) (0.04)
Net realized and unrealized gains (losses) ........... 38.17 40.81 3.94 20.00 13.26
Total from investment operations .................... 37.69 40.66 3.93 19.94 13.22
Less distributions from:
Net realized gains ............................. — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of year ....................... $163.27 $125.58 $85.58 $83.56 $64.78
Total return .................................... 30.01% 47.83% 5.04% 31.21% 25.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.60% 0.61% 0.61% 0.67%
Expenses net of waiver and payments by affiliates ....... 0.54%
c,d
0.59%
c
0.60%
c
0.61%
c,d
0.66%
c
Net investment (loss) ............................ (0.32)% (0.15)% (0.01)% (0.07)% (0.08)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,352,531 $2,884,489 $1,154,604 $680,066 $712,762
Portfolio turnover rate ............................ 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments, September 30, 2021
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 0.5%
a
Axon Enterprise, Inc. ................................... United States 650,000 $ 113,763,000
a
TransDigm Group, Inc. ................................. United States 35,000 21,859,950
135,622,950
Automobiles 1.7%
a
Tesla, Inc. ........................................... United States 600,000 465,288,000
Banks 0.3%
a
SVB Financial Group ................................... United States 150,000 97,032,000
Biotechnology 2.0%
a,b
Applied Molecular Transport, Inc. ......................... United States 622,200 16,096,314
a
Argenx SE .......................................... Netherlands 300,000 90,650,969
a
BioNTech SE, ADR .................................... Germany 350,000 95,546,500
a
Intellia Therapeutics, Inc. ................................ United States 400,000 53,660,000
a
Moderna , Inc. ........................................ United States 500,000 192,430,000
a
Natera , Inc. .......................................... United States 1,000,000 111,440,000
559,823,783
Capital Markets 2.2%
Moody's Corp. ........................................ United States 300,000 106,533,000
MSCI, Inc. ........................................... United States 500,000 304,170,000
Tradeweb Markets, Inc., A ............................... United States 2,500,000 201,950,000
612,653,000
Chemicals 0.2%
a,c
SK IE Technology Co. Ltd., 144A, Reg S .................... South Korea 300,000 56,868,604
Diversified Consumer Services 0.2%
a
Chegg , Inc. .......................................... United States 800,000 54,416,000
a
Duolingo , Inc. ........................................ United States 62,900 10,464,044
64,880,044
Electric Utilities 0.6%
NextEra Energy, Inc. ................................... United States 2,250,000 176,670,000
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., A .................................... United States 1,200,000 87,876,000
Keyence Corp. ....................................... Japan 175,000 104,452,446
a
Keysight Technologies, Inc. .............................. United States 200,000 32,858,000
a
Zebra Technologies Corp., A ............................. United States 200,000 103,084,000
328,270,446
Entertainment 3.9%
Activision Blizzard, Inc. ................................. United States 1,100,000 85,129,000
a
Netflix, Inc. .......................................... United States 100,000 61,034,000
a
ROBLOX Corp., A ..................................... United States 2,000,000 151,100,000
a
Sea Ltd., ADR ........................................ Taiwan 2,500,000 796,825,000
1,094,088,000
Equity Real Estate Investment Trusts (REITs) 0.8%
Crown Castle International Corp. .......................... United States 500,000 86,660,000
SBA Communications Corp. ............................. United States 400,000 132,228,000
218,888,000
Health Care Equipment & Supplies 6.6%
Abbott Laboratories .................................... United States 1,300,000 153,569,000
a
CryoPort , Inc. ........................................ United States 250,000 16,627,500
Danaher Corp. ....................................... United States 1,550,000 471,882,000
a
DexCom , Inc. ........................................ United States 100,000 54,686,000

Franklin Custodian Funds
Statement of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Edwards Lifesciences Corp. ............................. United States 1,200,000 $ 135,852,000
a
IDEXX Laboratories, Inc. ................................ United States 650,000 404,235,000
a
Inari Medical, Inc. ..................................... United States 400,000 32,440,000
a
Inmode Ltd. ......................................... United States 200,000 31,890,000
a
Insulet Corp. ......................................... United States 35,000 9,948,050
a
Intuitive Surgical, Inc. .................................. United States 300,000 298,245,000
STERIS plc .......................................... United States 500,000 102,140,000
Stryker Corp. ........................................ United States 500,000 131,860,000
1,843,374,550
Health Care Providers & Services 0.6%
a
Accolade, Inc. ........................................ United States 150,000 6,325,500
a
Guardant Health, Inc. .................................. United States 500,000 62,505,000
UnitedHealth Group, Inc. ................................ United States 250,000 97,685,000
166,515,500
Health Care Technology 1.8%
a
Definitive Healthcare Corp. .............................. United States 350,000 14,990,500
a,b
Doximity , Inc., A ...................................... United States 200,000 16,140,000
a
Inspire Medical Systems, Inc. ............................ United States 750,000 174,660,000
a
Veeva Systems, Inc., A ................................. United States 1,000,000 288,170,000
493,960,500
Hotels, Restaurants & Leisure 0.7%
a
Airbnb, Inc., A ........................................ United States 500,000 83,875,000
a
Booking Holdings, Inc. ................................. United States 50,000 118,693,500
202,568,500
Industrial Conglomerates 0.3%
Roper Technologies, Inc. ................................ United States 200,000 89,226,000
Interactive Media & Services 8.9%
a
Adevinta ASA ........................................ France 1,000,000 17,137,692
a
Alphabet, Inc., A ...................................... United States 300,000 802,056,000
a
Alphabet, Inc., C ...................................... United States 67,170 179,028,873
a
Facebook, Inc., A ..................................... United States 1,800,000 610,902,000
a
Match Group, Inc. ..................................... United States 1,000,000 156,990,000
a
Pinterest, Inc., A ...................................... United States 1,000,000 50,950,000
a
Snap, Inc., A ......................................... United States 2,750,000 203,142,500
Tencent Holdings Ltd. .................................. China 5,000,000 298,491,874
a,c
Trustpilot Group plc, 144A, Reg S ......................... United Kingdom 2,661,715 13,827,599
a
VTEX, A ............................................ Brazil 200,000 4,114,000
a
ZoomInfo Technologies, Inc., A ........................... United States 2,250,000 137,677,500
2,474,318,038
Internet & Direct Marketing Retail 9.3%
a
Amazon.com, Inc. ..................................... United States 500,000 1,642,520,000
a,b
Chewy, Inc., A ........................................ United States 2,000,000 136,220,000
a,c
Delivery Hero SE, 144A, Reg S ........................... Saudi Arabia 700,000 89,284,780
a
DoorDash , Inc., A ..................................... United States 350,000 72,093,000
a
Fiverr International Ltd. ................................. Israel 800,000 146,144,000
a
MercadoLibre , Inc. .................................... Argentina 300,000 503,820,000
a
THG plc ............................................ United Kingdom 845,675 5,776,432
a,c
Zalando SE, 144A, Reg S ............................... Germany 150,678 13,741,477
2,609,599,689
IT Services 14.5%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 559,048,632
a
Afterpay Ltd. ......................................... Australia 600,000 52,103,446

Franklin Custodian Funds
Statement of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Cloudflare , Inc., A ..................................... United States 100,000 $ 11,265,000
a,b
Dlocal Ltd. .......................................... Uruguay 150,000 8,184,000
a
Endava plc, ADR ...................................... United Kingdom 250,000 33,962,500
a
EPAM Systems, Inc. ................................... United States 350,000 199,668,000
a
Globant SA .......................................... United States 250,000 70,252,500
Mastercard , Inc., A .................................... United States 1,000,000 347,680,000
a
MongoDB, Inc. ....................................... United States 265,000 124,950,150
a,c
Nuvei Corp., 144A, Reg S ............................... Canada 1,000,000 115,520,000
a
Okta , Inc. ........................................... United States 350,000 83,069,000
a
Paymentus Holdings, Inc., A ............................. United States 421,700 10,390,688
a
PayPal Holdings, Inc. .................................. United States 2,500,000 650,525,000
a,b
Remitly Global, Inc. .................................... United States 382,400 14,034,080
a
Shopify, Inc., A ....................................... Canada 500,000 678,541,264
a
Snowflake, Inc., A ..................................... United States 225,000 68,046,750
a
Square, Inc., A ....................................... United States 1,600,000 383,744,000
a
TaskUS , Inc., A ....................................... Philippines 100,000 6,637,000
a,b
Thoughtworks Holding, Inc. .............................. United States 547,700 15,724,467
a,b
Toast, Inc., A ......................................... United States 283,700 14,170,815
a
Twilio , Inc., A ......................................... United States 1,000,000 319,050,000
Visa, Inc., A .......................................... United States 1,300,000 289,575,000
4,056,142,292
Life Sciences Tools & Services 6.7%
a
10X Genomics, Inc., A .................................. United States 600,000 87,348,000
Agilent Technologies, Inc. ............................... United States 100,000 15,753,000
a
Avantor , Inc. ......................................... United States 300,000 12,270,000
a
Bio-Rad Laboratories, Inc., A ............................. United States 200,000 149,190,000
Bio- Techne Corp. ..................................... United States 200,000 96,914,000
a
Charles River Laboratories International, Inc. ................. United States 100,000 41,267,000
a
Evotec SE ........................................... Germany 550,000 26,078,211
a
Illumina, Inc. ......................................... United States 450,000 182,524,500
Lonza Group AG ...................................... Switzerland 250,000 187,557,641
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 1,750,000 85,890,000
a,b
Olink Holding AB, ADR ................................. Sweden 500,000 12,125,000
a
Repligen Corp. ....................................... United States 1,000,000 288,990,000
a,b
Seer, Inc. ........................................... United States 100,000 3,453,000
Thermo Fisher Scientific, Inc. ............................ United States 750,000 428,497,500
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 15,000,000 243,302,877
1,861,160,729
Media 0.8%
a
Charter Communications, Inc., A .......................... United States 150,000 109,134,000
a
Liberty Broadband Corp., A .............................. United States 750,000 126,262,500
235,396,500
Pharmaceuticals 1.1%
a
Catalent , Inc. ........................................ United States 1,500,000 199,605,000
Zoetis, Inc. .......................................... United States 500,000 97,070,000
296,675,000
Professional Services 0.5%
a
CoStar Group, Inc. .................................... United States 1,500,000 129,090,000
Semiconductors & Semiconductor Equipment 8.8%
Analog Devices, Inc. ................................... United States 1,000,000 167,480,000
ASML Holding NV, NYRS ............................... Netherlands 650,000 484,321,500
a
Enphase Energy, Inc. .................................. United States 200,000 29,994,000
Entegris , Inc. ......................................... United States 1,000,000 125,900,000
Intel Corp. ........................................... United States 750,000 39,960,000

Franklin Custodian Funds
Statement of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ........................................... United States 315,000 $ 105,370,650
Lam Research Corp. ................................... United States 500,000 284,575,000
Monolithic Power Systems, Inc. ........................... United States 500,000 242,340,000
NVIDIA Corp. ........................................ United States 4,000,000 828,640,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 825,000 92,111,250
Teradyne, Inc. ........................................ United States 500,000 54,585,000
Texas Instruments, Inc. ................................. United States 75,000 14,415,750
2,469,693,150
Software 22.6%
a
Adobe, Inc. .......................................... United States 600,000 345,432,000
a
Amplitude, Inc., A ..................................... United States 273,200 14,845,688
a
ANSYS, Inc. ......................................... United States 450,000 153,202,500
a
Aspen Technology, Inc. ................................. United States 200,000 24,560,000
a
Atlassian Corp. plc, A .................................. United States 1,000,000 391,420,000
a
Autodesk, Inc. ........................................ United States 500,000 142,585,000
a
Avalara, Inc. ......................................... United States 1,100,000 192,247,000
Bentley Systems, Inc., B ................................ United States 400,000 24,256,000
a
Bill.com Holdings, Inc. .................................. United States 250,000 66,737,500
a
Cadence Design Systems, Inc. ........................... United States 1,200,000 181,728,000
a
Cerence , Inc. ........................................ United States 1,500,000 144,165,000
a
Coupa Software, Inc. ................................... United States 300,000 65,754,000
a
Crowdstrike Holdings, Inc., A ............................. United States 900,000 221,202,000
a
CS Disco, Inc. ........................................ United States 250,000 11,985,000
a
Datadog , Inc., A ...................................... United States 1,000,000 141,350,000
a
DocuSign, Inc. ....................................... United States 1,550,000 399,016,500
a,b
DoubleVerify Holdings, Inc. .............................. United States 281,300 9,609,208
a
Five9, Inc. ........................................... United States 450,000 71,883,000
a
Fortinet, Inc. ......................................... United States 75,000 21,903,000
a
Freshworks , Inc., A .................................... United States 609,400 26,015,286
a
HubSpot , Inc. ........................................ United States 800,000 540,872,000
Intuit, Inc. ........................................... United States 1,025,000 552,997,750
a
Lightspeed Commerce, Inc., (CAD Traded) .................. Canada 250,000 24,118,877
a
Lightspeed Commerce, Inc., (USD Traded) .................. Canada 200,000 19,286,000
Microsoft Corp. ....................................... United States 3,000,000 845,760,000
a
Monday.com Ltd. ...................................... United States 250,000 81,550,000
a
Palo Alto Networks, Inc. ................................ United States 50,000 23,950,000
a,b
Procore Technologies, Inc. .............................. United States 500,000 44,670,000
a
salesforce.com, Inc. ................................... United States 1,000,000 271,220,000
a,b
SentinelOne , Inc., A ................................... United States 650,000 34,820,500
a
ServiceNow , Inc. ...................................... United States 1,000,000 622,270,000
a,b
Sprinklr , Inc., A ....................................... United States 1,131,300 19,797,750
a
Sprout Social, Inc., A ................................... United States 50,000 6,097,500
a
Synopsys, Inc. ....................................... United States 1,000,000 299,410,000
a
Tyler Technologies, Inc. ................................. United States 250,000 114,662,500
a
Workday, Inc., A ...................................... United States 550,000 137,439,500
a
Zendesk , Inc. ........................................ United States 300,000 34,917,000
6,323,736,059
Specialty Retail 0.7%
a
Carvana Co. ......................................... United States 625,000 188,462,500
a
Olaplex Holdings, Inc. .................................. United States 476,300 11,669,350
200,131,850

Franklin Custodian Funds
Statement of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. .......................................... United States 1,600,000 $ 226,400,000
Total Common Stocks (Cost $13,074,609,824) ...................................
27,488,073,184
Short Term Investments 1.8%
a a
Country Shares
a
Value
a
Money Market Funds 1.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 396,130,154 396,130,154
Total Money Market Funds (Cost $396,130,154) .................................
396,130,154
Principal
Amount
*
a a a a a
Repurchase Agreements 0.1%
f
Joint Repurchase Agreement, 0.028%, 10/01/21 (Maturity Value
$30,463,230)
BNP Paribas Securities Corp. (Maturity Value $18,816,223)
Deutsche Bank Securities, Inc. (Maturity Value $3,702,501)
HSBC Securities (USA), Inc. (Maturity Value $7,944,506)
Collateralized by U.S. Government Agency Securities, 2.5% - 4%,
4/20/27 - 4/20/51; and U.S. Treasury Notes, 0.25% - 2%, 6/30/25 -
8/15/25 (valued at $31,079,102) ......................... 30,463,206 30,463,206
Total Repurchase Agreements (Cost $30,463,206) ...............................
30,463,206
g
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Country Shares
Money Market Funds 0.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 44,677,000 44,677,000
Principal
Amount
*
Repurchase Agreements 0.1%
f
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 10/01/21
(Maturity Value $39,287,834)
Collateralized by U.S. Treasury Notes, 0.125% - 3%, 9/30/22 -
8/31/26; and U.S. Treasury Notes, Index Linked, 0.125%, 10/15/24
- 4/15/25 (valued at $40,073,546) ........................ 39,287,779 39,287,779
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $83,964,779) ...........................................................
83,964,779
Total Short Term Investments (Cost $510,558,139 ) ...............................
510,558,139
a
Total Investments (Cost $13,585,167,963) 100.1% ...............................
$27,998,631,323
Other Assets, less Liabilities (0.1)% ...........................................
(45,771,177)
Net Assets 100.0% ...........................................................
$27,952,860,146

Franklin Custodian Funds
Statement of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 143.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2021. See Note 1(g).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $1,091,593,969, representing 3.9% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding joint repurchase agreement.
g
See Note 1(g) regarding securities on loan.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
September 30,
2021
Year Ended
September 30,
2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $25.05 $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................... (0.23) (0.10)
Net realized and unrealized gains (losses) ................................................ 7.00 4.99
Total from investment operations ......................................................... 6.77 4.89
Less distributions from:
Net realized gains .................................................................. (0.21) —
Net asset value, end of year ............................................................ $31.61 $25.05
Total return
d
........................................................................ 27.17% 24.26%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 1.36% 1.81%
Expenses net of waiver and payments by affiliates ............................................ 1.10%
f
1.10%
Net investment (loss) ................................................................. (0.78)% (0.72)%
Supplemental data
Net assets, end of year (000’s) .......................................................... $80,509 $26,793
Portfolio turnover rate ................................................................. 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
September 30,
2021
Year Ended
September 30,
2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $24.94 $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................... (0.44) (0.21)
Net realized and unrealized gains (losses) ................................................ 6.94 4.99
Total from investment operations ......................................................... 6.50 4.78
Less distributions from:
Net realized gains .................................................................. (0.21) —
Net asset value, end of year ............................................................ $31.23 $24.94
Total return
d
........................................................................ 26.20% 23.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 2.12% 2.56%
Expenses net of waiver and payments by affiliates ............................................ 1.85%
f
1.85%
Net investment (loss) ................................................................. (1.53)% (1.47)%
Supplemental data
Net assets, end of year (000’s) .......................................................... $6,028 $3,931
Portfolio turnover rate ................................................................. 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
September 30,
2021
Year Ended
September 30,
2020
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $25.06 $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................... (0.31) (0.11)
Net realized and unrealized gains (losses) ................................................ 6.99 5.01
Total from investment operations ......................................................... 6.68 4.90
Less distributions from:
Net realized gains .................................................................. (0.21) —
Net asset value, end of year ............................................................ $31.53 $25.06
Total return
d
........................................................................ 26.79% 24.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 1.66% 1.65%
Expenses net of waiver and payments by affiliates ............................................ 1.38%
f
1.04%
Net investment (loss) ................................................................. (1.05)% (0.77)%
Supplemental data
Net assets, end of year (000’s) .......................................................... $984 $643
Portfolio turnover rate ................................................................. 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
September 30,
2021
Year Ended
September 30,
2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $25.10 $20.16
Income from investment operations
b
:
Net investment (loss)
c
............................................................... (0.13) (0.07)
Net realized and unrealized gains (losses) ................................................ 7.02 5.01
Total from investment operations ......................................................... 6.89 4.94
Less distributions from:
Net realized gains .................................................................. (0.21) —
Net asset value, end of year ............................................................ $31.78 $25.10
Total return
d
........................................................................ 27.59% 24.50%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 1.05% 2.08%
Expenses net of waiver and payments by affiliates ............................................ 0.77% 0.85%
Net investment (loss) ................................................................. (0.44)% (0.52)%
Supplemental data
Net assets, end of year (000’s) .......................................................... $75 $65
Portfolio turnover rate ................................................................. 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.10 $17.62 $17.24 $13.36 $10.93
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.16) (0.09) (0.06) (0.05) (0.02)
Net realized and unrealized gains (losses) ........... 7.02 8.66 0.52 3.93 2.49
Total from investment operations .................... 6.86 8.57 0.46 3.88 2.47
Less distributions from:
Net investment income .......................... — — (0.01) — (0.01)
Net realized gains ............................. (0.21) (1.09) (0.07) — (0.03)
Total distributions ............................... (0.21) (1.09) (0.08) — (0.04)
Net asset value, end of year ....................... $31.75 $25.10 $17.62 $17.24 $13.36
Total return .................................... 27.47% 51.20% 2.80% 29.04% 22.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 2.04% 2.41% 2.23% 2.31%
Expenses net of waiver and payments by affiliates ....... 0.85%
c
0.88% 1.00% 1.00%
c
1.00%
c
Net investment (loss) ............................ (0.53)% (0.41)% (0.36)% (0.34)% (0.20)%
Supplemental data
Net assets, end of year (000’s) ..................... $25,041 $16,747 $4,404 $4,310 $3,341
Portfolio turnover rate ............................ 22.77% 33.93% 28.65% 14.47% 28.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments, September 30, 2021
Franklin Focused Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Aerospace & Defense 1.0%
a
Axon Enterprise, Inc. ................................... United States 6,389 $ 1,118,203
Automobiles 2.9%
a
Tesla, Inc. ........................................... United States 4,272 3,312,851
Capital Markets 1.7%
MSCI, Inc. ........................................... United States 3,210 1,952,771
Electric Utilities 2.0%
NextEra Energy, Inc. ................................... United States 28,002 2,198,717
Entertainment 4.2%
a
ROBLOX Corp., A ..................................... United States 14,445 1,091,320
a
Sea Ltd., ADR ........................................ Taiwan 11,318 3,607,386
4,698,706
Equity Real Estate Investment Trusts (REITs) 0.9%
SBA Communications Corp. ............................. United States 3,164 1,045,923
Food & Staples Retailing 1.9%
Costco Wholesale Corp. ................................ United States 4,823 2,167,215
Health Care Equipment & Supplies 9.9%
Abbott Laboratories .................................... United States 14,732 1,740,291
Danaher Corp. ....................................... United States 11,252 3,425,559
a
IDEXX Laboratories, Inc. ................................ United States 5,318 3,307,264
a
Intuitive Surgical, Inc. .................................. United States 2,672 2,656,369
11,129,483
Health Care Technology 2.1%
a
Veeva Systems, Inc., A ................................. United States 8,020 2,311,123
Interactive Media & Services 7.5%
a
Alphabet, Inc., A ...................................... United States 1,246 3,331,206
a
Facebook, Inc., A ..................................... United States 8,080 2,742,271
a
Snap, Inc., A ......................................... United States 16,226 1,198,615
Tencent Holdings Ltd. .................................. China 19,994 1,193,609
8,465,701
Internet & Direct Marketing Retail 11.1%
a
Amazon.com, Inc. ..................................... United States 2,697 8,859,753
a
MercadoLibre , Inc. .................................... Argentina 2,156 3,620,786
12,480,539
IT Services 16.5%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,364 3,812,712
Mastercard , Inc., A .................................... United States 6,792 2,361,442
a
PayPal Holdings, Inc. .................................. United States 14,962 3,893,262
a
Shopify, Inc., A ....................................... Canada 3,742 5,078,203
a
Square, Inc., A ....................................... United States 9,221 2,211,565
a
Twilio , Inc., A ......................................... United States 3,741 1,193,566
18,550,750
Life Sciences Tools & Services 2.7%
a
Repligen Corp. ....................................... United States 4,314 1,246,703
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 113,751 1,845,063
3,091,766
Media 2.0%
a
Charter Communications, Inc., A .......................... United States 3,164 2,302,000

Franklin Custodian Funds
Statement of Investments
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

s
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Products 1.0%
Estee Lauder Cos., Inc. (The), A .......................... United States 3,671 $ 1,101,043
Semiconductors & Semiconductor Equipment 10.6%
Analog Devices, Inc. ................................... United States 11,882 1,989,997
ASML Holding NV, NYRS ............................... Netherlands 4,307 3,209,189
NVIDIA Corp. ........................................ United States 26,174 5,422,206
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 11,781 1,315,349
11,936,741
Software 18.6%
a
Adobe, Inc. .......................................... United States 3,890 2,239,551
a
Atlassian Corp. plc, A .................................. United States 4,367 1,709,331
a
DocuSign, Inc. ....................................... United States 5,305 1,365,666
Microsoft Corp. ....................................... United States 29,940 8,440,685
a
Procore Technologies, Inc. .............................. United States 12,303 1,099,150
a
salesforce.com, Inc. ................................... United States 5,285 1,433,398
a
ServiceNow , Inc. ...................................... United States 7,490 4,660,802
20,948,583
Total Common Stocks (Cost $83,256,018) ......................................
108,812,115
Short Term Investments 2.8%
a a
Country Shares
a
Value
a
Money Market Funds 2.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 3,205,079 3,205,079
Total Money Market Funds (Cost $3,205,079) ...................................
3,205,079
Total Short Term Investments (Cost $3,205,079 ) .................................
3,205,079
a
Total Investments (Cost $86,461,097) 99.4% ....................................
$112,017,194
Other Assets, less Liabilities 0.6% .............................................
619,800
Net Assets 100.0% ...........................................................
$112,636,994
See abbreviations on page 143 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $5,657,775, representing 5.0% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $129.91 $110.04 $107.59 $91.61 $78.54
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.06) 0.33 0.46 0.41 0.40
Net realized and unrealized gains (losses) ........... 32.67 25.99 3.47 18.18 15.56
Total from investment operations .................... 32.61 26.32 3.93 18.59 15.96
Less distributions from:
Net investment income .......................... (0.18) (0.46) (0.44) (0.36) (0.39)
Net realized gains ............................. (10.61) (5.99) (1.04) (2.25) (2.50)
Total distributions ............................... (10.79) (6.45) (1.48) (2.61) (2.89)
Net asset value, end of year ....................... $151.73 $129.91 $110.04 $107.59 $91.61
Total return
c
................................... 26.44% 25.09% 3.79% 20.72% 21.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.82% 0.83% 0.83% 0.88%
Expenses net of waiver and payments by affiliates
d
...... 0.79%
e
0.81% 0.83%
e
0.83%
e
0.87%
Net investment income (loss) ...................... (0.04)% 0.29% 0.45% 0.41% 0.47%
Supplemental data
Net assets, end of year (000’s) ..................... $12,927,577 $10,990,297 $9,157,154 $9,044,834 $8,051,641
Portfolio turnover rate ............................ 6.04%
f
9.01% 4.91%
f
6.05%
f
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $117.27 $100.21 $98.38 $84.25 $72.60
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.01) (0.47) (0.29) (0.30) (0.21)
Net realized and unrealized gains (losses) ........... 29.28 23.52 3.16 16.68 14.36
Total from investment operations .................... 28.27 23.05 2.87 16.38 14.15
Less distributions from:
Net realized gains ............................. (10.61) (5.99) (1.04) (2.25) (2.50)
Net asset value, end of year ....................... $134.93 $117.27 $100.21 $98.38 $84.25
Total return
c
................................... 25.51% 24.16% 3.02% 19.82% 20.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.54% 1.57% 1.58% 1.58% 1.63%
Expenses net of waiver and payments by affiliates
d
...... 1.54%
e
1.56% 1.58%
e
1.58%
e
1.62%
Net investment (loss) ............................ (0.79)% (0.46)% (0.30)% (0.34)% (0.28)%
Supplemental data
Net assets, end of year (000’s) ..................... $666,348 $727,093 $704,217 $1,060,258 $930,751
Portfolio turnover rate ............................ 6.04%
f
9.01% 4.91%
f
6.05%
f
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $129.28 $109.49 $107.00 $91.13 $78.14
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.41) 0.05 0.21 0.16 0.19
Net realized and unrealized gains (losses) ........... 32.51 25.86 3.46 18.09 15.51
Total from investment operations .................... 32.10 25.91 3.67 18.25 15.70
Less distributions from:
Net investment income .......................... — (0.13) (0.14) (0.13) (0.21)
Net realized gains ............................. (10.61) (5.99) (1.04) (2.25) (2.50)
Total distributions ............................... (10.61) (6.12) (1.18) (2.38) (2.71)
Net asset value, end of year ....................... $150.77 $129.28 $109.49 $107.00 $91.13
Total return .................................... 26.13% 24.78% 3.54% 20.42% 20.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.07% 1.08% 1.08% 1.13%
Expenses net of waiver and payments by affiliates
c
...... 1.04%
d
1.06% 1.08%
d
1.08%
d
1.12%
Net investment income (loss) ...................... (0.29)% 0.04% 0.20% 0.16% 0.22%
Supplemental data
Net assets, end of year (000’s) ..................... $395,301 $420,082 $435,331 $524,960 $510,317
Portfolio turnover rate ............................ 6.04%
e
9.01% 4.91%
e
6.05%
e
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $130.31 $110.37 $107.90 $91.90 $78.79
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.71 0.83 0.77 0.74
Net realized and unrealized gains (losses) ........... 32.76 26.06 3.47 18.22 15.59
Total from investment operations .................... 33.17 26.77 4.30 18.99 16.33
Less distributions from:
Net investment income .......................... (0.47) (0.84) (0.79) (0.74) (0.72)
Net realized gains ............................. (10.61) (5.99) (1.04) (2.25) (2.50)
Total distributions ............................... (11.08) (6.83) (1.83) (2.99) (3.22)
Net asset value, end of year ....................... $152.40 $130.31 $110.37 $107.90 $91.90
Total return .................................... 26.86% 25.51% 4.16% 21.17% 21.61%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.47% 0.48% 0.48% 0.47% 0.46%
Expenses net of waiver and payments by affiliates
c
...... 0.47%
d
0.48%
d
0.48%
d
0.46% 0.45%
Net investment income ........................... 0.29% 0.63% 0.80% 0.78% 0.89%
Supplemental data
Net assets, end of year (000’s) ..................... $3,113,946 $2,999,370 $2,545,800 $2,634,455 $1,700,993
Portfolio turnover rate ............................ 6.04%
e
9.01% 4.91%
e
6.05%
e
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $130.38 $110.41 $107.95 $91.90 $78.80
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.62 0.72 0.66 0.60
Net realized and unrealized gains (losses) ........... 32.79 26.07 3.47 18.23 15.61
Total from investment operations .................... 33.09 26.69 4.19 18.89 16.21
Less distributions from:
Net investment income .......................... (0.39) (0.73) (0.69) (0.59) (0.61)
Net realized gains ............................. (10.61) (5.99) (1.04) (2.25) (2.50)
Total distributions ............................... (11.00) (6.72) (1.73) (2.84) (3.11)
Net asset value, end of year ....................... $152.47 $130.38 $110.41 $107.95 $91.90
Total return .................................... 26.76% 25.41% 4.05% 21.02% 21.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.57% 0.58% 0.58% 0.63%
Expenses net of waiver and payments by affiliates
c
...... 0.54%
d
0.56% 0.58%
d
0.58%
,d
0.62%
Net investment income ........................... 0.21% 0.54% 0.70% 0.66% 0.72%
Supplemental data
Net assets, end of year (000’s) ..................... $4,229,679 $3,549,412 $3,154,342 $3,139,208 $2,801,153
Portfolio turnover rate ............................ 6.04%
e
9.01% 4.91%
e
6.05%
e
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Custodian Funds
Statement of Investments, September 30, 2021
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 3.5%
BWX Technologies, Inc. ................................ United States 1,395,585 $ 75,166,208
Lockheed Martin Corp. ................................. United States 491,971 169,779,192
Northrop Grumman Corp. ............................... United States 808,736 291,266,270
Raytheon Technologies Corp. ............................ United States 2,448,182 210,445,725
746,657,395
Auto Components 0.4%
a
Aptiv plc ............................................ United States 607,271 90,465,161
Automobiles 0.5%
a
Lucid Group, Inc. ..................................... United States 4,040,405 102,545,479
Beverages 2.6%
Brown-Forman Corp., B ................................ United States 1,598,904 107,142,557
Constellation Brands, Inc., A ............................. United States 548,723 115,610,449
a
Monster Beverage Corp. ................................ United States 2,680,594 238,117,165
PepsiCo, Inc. ........................................ United States 639,563 96,196,671
557,066,842
Biotechnology 1.9%
AbbVie, Inc. ......................................... United States 452,614 48,823,472
Amgen, Inc. ......................................... United States 661,595 140,688,177
a
Deciphera Pharmaceuticals, Inc. .......................... United States 573,931 19,502,175
a
Ginkgo Bioworks Holdings, Inc. ........................... United States 2,000,000 23,180,000
a
Iovance Biotherapeutics , Inc. ............................. United States 406,741 10,030,233
a
Mirati Therapeutics, Inc. ................................ United States 267,000 47,234,970
a
Neurocrine Biosciences, Inc. ............................. United States 369,571 35,445,555
a
PTC Therapeutics, Inc. ................................. United States 965,463 35,924,878
a
Regeneron Pharmaceuticals, Inc. ......................... United States 74,848 45,296,513
406,125,973
Building Products 1.3%
Allegion plc .......................................... United States 688,759 91,040,165
Trane Technologies plc ................................. United States 1,082,336 186,865,310
277,905,475
Capital Markets 3.4%
BlackRock, Inc. ....................................... United States 226,428 189,896,106
Charles Schwab Corp. (The) ............................. United States 3,001,382 218,620,665
Intercontinental Exchange, Inc. ........................... United States 1,402,427 161,026,668
MarketAxess Holdings, Inc. .............................. United States 90,147 37,923,941
S&P Global, Inc. ...................................... United States 104,350 44,337,272
Tradeweb Markets, Inc., A ............................... United States 916,652 74,047,149
725,851,801
Chemicals 2.2%
Air Products and Chemicals, Inc. .......................... United States 491,971 125,998,693
a,b
Danimer Scientific, Inc. ................................. United States 214,900 3,511,466
Ecolab, Inc. .......................................... United States 613,649 128,019,454
Linde plc ............................................ United Kingdom 714,866 209,727,387
467,257,000
Commercial Services & Supplies 0.4%
Republic Services, Inc. ................................. United States 640,528 76,901,792
Construction Materials 0.5%
Martin Marietta Materials, Inc. ............................ United States 312,378 106,733,315

Franklin Custodian Funds
Statement of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.7%
NextEra Energy, Inc. ................................... United States 2,020,008 $ 158,611,028
Electrical Equipment 0.4%
AMETEK, Inc. ........................................ United States 688,759 85,413,004
Electronic Equipment, Instruments & Components 2.9%
Amphenol Corp., A .................................... United States 2,849,842 208,693,930
Cognex Corp. ........................................ United States 410,654 32,942,664
a
Keysight Technologies, Inc. .............................. United States 720,474 118,366,673
TE Connectivity Ltd. ................................... United States 1,838,883 252,331,525
Vontier Corp. ......................................... United States 431,281 14,491,042
626,825,834
Entertainment 1.3%
a
Walt Disney Co. (The) .................................. United States 1,603,162 271,206,915
Equity Real Estate Investment Trusts (REITs) 0.9%
Crown Castle International Corp. .......................... United States 1,125,695 195,105,457
Food Products 0.2%
Lamb Weston Holdings, Inc. ............................. United States 539,519 33,110,281
Health Care Equipment & Supplies 6.3%
Abbott Laboratories .................................... United States 1,253,421 148,066,623
Danaher Corp. ....................................... United States 1,133,531 345,092,178
a
Edwards Lifesciences Corp. ............................. United States 1,180,733 133,670,783
a
Haemonetics Corp. .................................... United States 983,941 69,456,395
a
Intuitive Surgical, Inc. .................................. United States 374,875 372,681,981
Stryker Corp. ........................................ United States 403,906 106,518,090
Teleflex, Inc. ......................................... United States 424,481 159,838,321
1,335,324,371
Health Care Providers & Services 0.9%
a
Guardant Health, Inc. .................................. United States 156,800 19,601,568
a
Laboratory Corp. of America Holdings ...................... United States 382,671 107,698,926
UnitedHealth Group, Inc. ................................ United States 153,671 60,045,407
187,345,901
Health Care Technology 0.4%
a
Certara , Inc. ......................................... United States 249,400 8,255,140
a
Veeva Systems, Inc., A ................................. United States 252,746 72,833,815
81,088,955
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc., A ........................................ United States 253,500 42,524,625
a
Booking Holdings, Inc. ................................. United States 29,136 69,165,076
a
Las Vegas Sands Corp. ................................. United States 1,924,125 70,422,975
182,112,676
Interactive Media & Services 5.6%
a
Alphabet, Inc., A ...................................... United States 159,656 426,843,509
a
Alphabet, Inc., C ...................................... United States 154,189 410,961,484
a
Facebook, Inc., A ..................................... United States 626,604 212,663,131
a
IAC/InterActiveCorp ................................... United States 295,183 38,459,393
a
Match Group, Inc. ..................................... United States 637,122 100,021,783
a
Vimeo, Inc. .......................................... United States 479,229 14,074,956
1,203,024,256

Franklin Custodian Funds
Statement of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 4.7%
a
Alibaba Group Holding Ltd., ADR ......................... China 342,497 $ 50,706,681
a
Amazon.com, Inc. ..................................... United States 292,803 961,869,567
1,012,576,248
IT Services 7.0%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 59,595 166,582,516
Automatic Data Processing, Inc. .......................... United States 109,359 21,863,051
a,b
Marqeta , Inc., A ....................................... United States 817,400 18,080,888
Mastercard , Inc., A .................................... United States 1,334,308 463,912,205
a
Okta , Inc. ........................................... United States 313,296 74,357,673
a,b
Paymentus Holdings, Inc., A ............................. United States 368,600 9,082,304
a
PayPal Holdings, Inc. .................................. United States 725,315 188,734,216
a
Snowflake, Inc., A ..................................... United States 321,754 97,308,062
a
Twilio , Inc., A ......................................... United States 452,474 144,361,830
Visa, Inc., A .......................................... United States 1,377,517 306,841,912
1,491,124,657
Life Sciences Tools & Services 5.3%
a
10X Genomics, Inc., A .................................. United States 315,266 45,896,425
Agilent Technologies, Inc. ............................... United States 1,279,123 201,500,246
a
Illumina, Inc. ......................................... United States 591,874 240,070,013
a
Mettler -Toledo International, Inc. .......................... United States 289,278 398,439,946
Thermo Fisher Scientific, Inc. ............................ United States 148,300 84,728,239
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 9,367,269 151,938,900
1,122,573,769
Machinery 3.9%
Caterpillar, Inc. ....................................... United States 319,869 61,405,252
Deere & Co. ......................................... United States 462,571 154,993,665
Fortive Corp. ......................................... United States 1,078,204 76,088,856
Illinois Tool Works, Inc. ................................. United States 983,941 203,311,729
a
Ingersoll Rand, Inc. .................................... United States 1,353,352 68,222,475
Otis Worldwide Corp. .................................. United States 522,147 42,962,255
a,b
Proterra , Inc. ......................................... United States 1,780,600 18,001,866
Stanley Black & Decker, Inc. ............................. United States 781,107 136,935,868
Xylem, Inc. .......................................... United States 531,700 65,760,656
827,682,622
Media 0.6%
Cable One, Inc. ....................................... United States 47,817 86,698,437
Comcast Corp., A ..................................... United States 790,241 44,198,179
130,896,616
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 185,168 55,537,438
Pharmaceuticals 4.6%
AstraZeneca plc, ADR .................................. United Kingdom 2,018,704 121,243,362
a
Catalent , Inc. ........................................ United States 2,593,597 345,129,953
Eli Lilly & Co. ........................................ United States 1,146,323 264,857,929
Johnson & Johnson ................................... United States 1,068,228 172,518,822
Merck & Co., Inc. ..................................... United States 983,941 73,903,809
977,653,875
Professional Services 2.1%
a
CoStar Group, Inc. .................................... United States 1,279,480 110,112,049
Equifax, Inc. ......................................... United States 482,569 122,292,636
IHS Markit Ltd. ....................................... United States 914,914 106,697,270

Franklin Custodian Funds
Statement of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Verisk Analytics, Inc. ................................... United States 566,899 $ 113,532,863
452,634,818
Road & Rail 2.9%
b
Canadian Pacific Railway Ltd. ............................ Canada 1,398,655 91,010,481
JB Hunt Transport Services, Inc. .......................... United States 491,971 82,267,391
a
Uber Technologies, Inc. ................................. United States 1,002,639 44,918,227
Union Pacific Corp. .................................... United States 1,997,400 391,510,374
609,706,473
Semiconductors & Semiconductor Equipment 6.3%
a
Alphawave IP Group plc ................................ United Kingdom 2,232,000 6,976,384
ASML Holding NV, NYRS ............................... Netherlands 403,753 300,840,398
Lam Research Corp. ................................... United States 29,519 16,800,739
Monolithic Power Systems, Inc. ........................... United States 442,775 214,604,187
NVIDIA Corp. ........................................ United States 2,023,924 419,276,096
NXP Semiconductors NV ............................... China 666,769 130,600,044
Texas Instruments, Inc. ................................. United States 1,377,517 264,772,542
1,353,870,390
Software 17.1%
a
Adobe, Inc. .......................................... United States 167,687 96,540,760
a,b
AppLovin Corp., A ..................................... United States 256,100 18,533,957
a
Atlassian Corp. plc, A .................................. United States 216,818 84,866,902
a
Autodesk, Inc. ........................................ United States 769,883 219,547,535
a
Avalara, Inc. ......................................... United States 673,934 117,783,445
a
Bill.com Holdings, Inc. .................................. United States 1,066,191 284,619,687
a
Crowdstrike Holdings, Inc., A ............................. United States 85,100 20,915,878
Intuit, Inc. ........................................... United States 847,941 457,472,649
Microsoft Corp. ....................................... United States 3,586,466 1,011,096,495
a
Paycom Software, Inc. ................................. United States 186,135 92,276,426
a,b
Procore Technologies, Inc. .............................. United States 69,300 6,191,262
a
PTC, Inc. ........................................... United States 1,184,865 141,934,978
a
salesforce.com, Inc. ................................... United States 554,766 150,463,635
a
ServiceNow , Inc. ...................................... United States 846,261 526,602,832
a,d,e
Stripe, Inc., B ........................................ United States 540,043 23,032,834
a
Synopsys, Inc. ....................................... United States 522,615 156,476,157
a
Tyler Technologies, Inc. ................................. United States 118,574 54,383,965
a
Workday, Inc., A ...................................... United States 738,265 184,485,041
3,647,224,438
Specialty Retail 0.0%
†
a
Olaplex Holdings, Inc. .................................. United States 361,900 8,866,550
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. .......................................... United States 6,935,254 981,338,441
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., B ......................................... United States 1,874,977 272,302,910
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 2,705,146 139,612,585
Water Utilities 0.5%
American Water Works Co., Inc. .......................... United States 688,759 116,427,821
Total Common Stocks (Cost $5,807,597,725) ....................................
21,116,708,562

Franklin Custodian Funds
Statement of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.4%
Software 0.4%
a,d,e
Gusto, Inc., E ........................................ United States 822,494 $ 28,554,628
a,d,e
OneTrust LLC, C ...................................... United States 849,894 20,099,993
a,d,e
Stripe, Inc., H ........................................ United States 756,137 32,249,243
80,903,864
Total Convertible Preferred Stocks (Cost $72,006,650) ...........................
80,903,864
Total Long Term Investments (Cost $5,879,604,375) .............................
21,197,612,426
a
Short Term Investments 1.1%
a a
Country Shares
a
Value
a
Money Market Funds 0.7%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 141,998,542 141,998,542
Total Money Market Funds (Cost $141,998,542) .................................
141,998,542
h
Investments from Cash Collateral Received for
Loaned Securities 0.4%
a a a a a
Money Market Funds 0.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 76,774,000 76,774,000
Principal
Amount
*
Repurchase Agreements 0.1%
i
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 10/01/21
(Maturity Value $19,174,790)
Collateralized by U.S. Treasury Notes, 0.125% - 3%, 9/30/22 -
8/31/26; and U.S. Treasury Notes, Index Linked, 0.125%, 10/15/24
- 4/15/25 (valued at $19,558,264) ........................ 19,174,763 19,174,763
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $95,948,763) ...........................................................
95,948,763
Total Short Term Investments (Cost $237,947,305 ) ...............................
237,947,305
a
Total Investments (Cost $6,117,551,680) 100.5% .................................
$21,435,559,731
Other Assets, less Liabilities (0.5)% ...........................................
(102,709,369)
Net Assets 100.0% ...........................................................
$21,332,850,362

Franklin Custodian Funds
Statement of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 143 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2021. See Note 1(g).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $318,521,416, representing 1.5% of net assets.
d
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
e
See Note 9 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(g) regarding securities on loan.
i
See Note 1(c) regarding joint repurchase agreement.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2018
a
2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $2.08 $2.30 $2.32 $2.31
Income from investment operations
b
:
Net investment income (loss)
c
................................. 0.08 0.08 0.08 (0.04)
Net realized and unrealized gains (losses) ........................ 0.42 (0.18) 0.02 0.05
Total from investment operations ................................. 0.50 (0.10) 0.10 0.01
Less distributions from:
Net investment income ....................................... (0.11) (0.12) (0.12) —
Net asset value, end of year .................................... $2.47 $2.08 $2.30 $2.32
Total return
d
................................................ 24.55% (4.48)% 4.40% 0.43%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.72% 0.71% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
f
................... 0.72%
g
0.70% 0.72%
g
0.71%
g
Net investment income ........................................ 3.19% 3.64% 3.92% 3.89%
Supplemental data
Net assets, end of year (000’s) .................................. $16,044,379 $10,072,437 $7,427,468 $107,057
Portfolio turnover rate ......................................... 68.93% 69.13% 43.63% 49.95%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.08 $2.30 $2.32 $2.39 $2.25
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.08 0.09 0.09 0.10
Net realized and unrealized gains (losses) ........... 0.43 (0.18) 0.01 (0.04) 0.16
Total from investment operations .................... 0.51 (0.10) 0.10 0.05 0.26
Less distributions from:
Net investment income .......................... (0.11) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.48 $2.08 $2.30 $2.32 $2.39
Total return
c
................................... 25.19% (4.39)% 4.50% 2.18% 11.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.61% 0.62% 0.61% 0.62%
Expenses net of waiver and payments by affiliates
d
...... 0.62%
e
0.60% 0.62%
e
0.61%
e
0.61%
Net investment income ........................... 3.32% 3.74% 4.02% 3.99% 4.22%
Supplemental data
Net assets, end of year (000’s) ..................... $35,704,730 $32,693,224 $39,625,649 $42,929,573 $46,505,632
Portfolio turnover rate ............................ 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.12 $2.34 $2.35 $2.42 $2.27
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.07 0.08 0.08 0.09
Net realized and unrealized gains (losses) ........... 0.43 (0.18) 0.02 (0.04) 0.17
Total from investment operations .................... 0.50 (0.11) 0.10 0.04 0.26
Less distributions from:
Net investment income .......................... (0.10) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of year ....................... $2.52 $2.12 $2.34 $2.35 $2.42
Total return
c
................................... 24.09% (4.80)% 4.35% 1.61% 11.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.11% 1.12% 1.11% 1.12%
Expenses net of waiver and payments by affiliates
d
...... 1.12% 1.10% 1.12%
e
1.11%
e
1.11%
Net investment income ........................... 2.84% 3.24% 3.52% 3.49% 3.72%
Supplemental data
Net assets, end of year (000’s) ..................... $7,507,658 $9,339,238 $13,488,627 $19,895,441 $23,036,875
Portfolio turnover rate ............................ 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.04 $2.26 $2.28 $2.35 $2.21
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.07 0.08 0.08 0.09
Net realized and unrealized gains (losses) ........... 0.43 (0.18) 0.01 (0.04) 0.16
Total from investment operations .................... 0.50 (0.11) 0.09 0.04 0.25
Less distributions from:
Net investment income .......................... (0.11) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of year ....................... $2.43 $2.04 $2.26 $2.28 $2.35
Total return .................................... 24.75% (4.82)% 4.20% 1.86% 11.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.96% 0.97% 0.96% 0.97%
Expenses net of waiver and payments by affiliates
c
...... 0.97%
d
0.95% 0.97%
d
0.96%
d
0.96%
Net investment income ........................... 2.97% 3.40% 3.67% 3.64% 3.87%
Supplemental data
Net assets, end of year (000’s) ..................... $257,109 $221,584 $265,531 $296,098 $361,603
Portfolio turnover rate ............................ 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.07 $2.29 $2.30 $2.37 $2.23
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.09 0.10 0.10 0.11
Net realized and unrealized gains (losses) ........... 0.44 (0.19) 0.01 (0.05) 0.15
Total from investment operations .................... 0.52 (0.10) 0.11 0.05 0.26
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.47 $2.07 $2.29 $2.30 $2.37
Total return .................................... 25.53% (4.23)% 5.17% 2.40% 12.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.43% 0.40% 0.41% 0.39% 0.39%
Expenses net of waiver and payments by affiliates
c
...... 0.41% 0.39% 0.40% 0.39%
d
0.38%
Net investment income ........................... 3.50% 3.96% 4.24% 4.21% 4.45%
Supplemental data
Net assets, end of year (000’s) ..................... $748,355 $1,626,735 $1,902,027 $2,062,334 $1,815,977
Portfolio turnover rate ............................ 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.07 $2.28 $2.30 $2.37 $2.23
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.08 0.09 0.10 0.10
Net realized and unrealized gains (losses) ........... 0.43 (0.17) 0.01 (0.05) 0.16
Total from investment operations .................... 0.51 (0.09) 0.10 0.05 0.26
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of year ....................... $2.46 $2.07 $2.28 $2.30 $2.37
Total return .................................... 24.98% (3.86)% 4.65% 2.34% 12.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.47% 0.46% 0.47% 0.46% 0.47%
Expenses net of waiver and payments by affiliates
c
...... 0.47%
d
0.45% 0.47%
d
0.46%
d
0.46%
Net investment income ........................... 3.46% 3.89% 4.17% 4.14% 4.37%
Supplemental data
Net assets, end of year (000’s) ..................... $11,969,691 $9,712,076 $11,816,599 $11,328,761 $11,671,173
Portfolio turnover rate ............................ 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments, September 30, 2021
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 43.4%
Aerospace & Defense 1.5%
Lockheed Martin Corp. ................................. United States 2,500,000 $ 862,750,000
Raytheon Technologies Corp. ............................ United States 2,959,550 254,402,918
1,117,152,918
Banks 4.0%
Bank of America Corp. ................................. United States 10,000,000 424,500,000
Barclays plc ......................................... United Kingdom 160,000,000 406,511,444
Citigroup, Inc. ........................................ United States 6,000,000 421,080,000
JPMorgan Chase & Co. ................................. United States 5,000,000 818,450,000
Truist Financial Corp. .................................. United States 7,170,000 420,520,500
US Bancorp ......................................... United States 7,000,000 416,080,000
2,907,141,944
Beverages 2.1%
Coca-Cola Co. (The) ................................... United States 15,000,000 787,050,000
PepsiCo, Inc. ........................................ United States 5,000,100 752,065,041
1,539,115,041
Biotechnology 1.9%
AbbVie, Inc. ......................................... United States 9,000,000 970,830,000
Amgen, Inc. ......................................... United States 2,000,000 425,300,000
1,396,130,000
Capital Markets 0.1%
Morgan Stanley ....................................... United States 810,000 78,821,100
Chemicals 1.0%
Air Products and Chemicals, Inc. .......................... United States 1,150,000 294,526,500
BASF SE ........................................... Germany 6,000,000 454,842,023
749,368,523
Communications Equipment 1.0%
Cisco Systems, Inc. ................................... United States 13,000,000 707,590,000
Diversified Telecommunication Services 3.4%
AT&T, Inc. ........................................... United States 22,500,000 607,725,000
BCE, Inc. ........................................... Canada 7,500,000 375,636,421
TELUS Corp. ........................................ Canada 4,000,000 87,903,067
Verizon Communications, Inc. ............................ United States 25,000,000 1,350,250,000
2,421,514,488
Electric Utilities 5.4%
American Electric Power Co., Inc. ......................... United States 8,750,000 710,325,000
Duke Energy Corp. .................................... United States 6,000,000 585,540,000
Edison International ................................... United States 11,000,000 610,170,000
Entergy Corp. ........................................ United States 1,500,000 148,965,000
Exelon Corp. ......................................... United States 7,000,000 338,380,000
a
PG&E Corp. ......................................... United States 10,000,000 96,000,000
PPL Corp. ........................................... United States 6,500,000 181,220,000
Southern Co. (The) .................................... United States 17,000,000 1,053,490,000
Xcel Energy, Inc. ...................................... United States 2,500,000 156,250,000
3,880,340,000
Energy Equipment & Services 0.4%
Halliburton Co. ....................................... United States 4,000,000 86,480,000
a,b
Weatherford International plc ............................. United States 11,820,000 232,499,400
318,979,400

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 0.4%
Walmart, Inc. ........................................ United States 2,000,500 $ 278,829,690
Health Care Providers & Services 0.5%
a,b
CHS/Community Health Systems, Inc. ...................... United States 10,000,000 117,000,000
CVS Health Corp. ..................................... United States 2,800,000 237,608,000
354,608,000
Health Care Technology 0.0%
†
a
Multiplan Corp. ....................................... United States 4,400,000 24,772,000
Household Products 1.2%
Procter & Gamble Co. (The) ............................. United States 6,000,000 838,800,000
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp. .......................................... United States 10,000,000 171,000,000
Industrial Conglomerates 0.4%
3M Co. ............................................. United States 1,500,000 263,130,000
Insurance 0.3%
MetLife, Inc. ......................................... United States 3,500,000 216,055,000
IT Services 0.9%
Fidelity National Information Services, Inc. ................... United States 2,000,000 243,360,000
International Business Machines Corp. ..................... United States 3,000,000 416,790,000
660,150,000
Metals & Mining 0.2%
Freeport-McMoRan, Inc. ................................ United States 3,500,000 113,855,000
Multi-Utilities 3.0%
CMS Energy Corp. .................................... United States 2,000,000 119,460,000
Dominion Energy, Inc. .................................. United States 12,000,000 876,240,000
DTE Energy Co. ...................................... United States 4,000,000 446,840,000
NiSource, Inc. ........................................ United States 1,000,000 24,230,000
Sempra Energy ....................................... United States 5,621,111 711,070,541
2,177,840,541
Oil, Gas & Consumable Fuels 4.8%
b
Bonanza Creek Energy, Inc. ............................. United States 3,400,000 162,860,000
BP plc, ADR ......................................... United Kingdom 10,000,000 273,300,000
b
Chesapeake Energy Corp. .............................. United States 5,000,000 307,950,000
Chevron Corp. ....................................... United States 12,000,000 1,217,400,000
DT Midstream, Inc. .................................... United States 471,785 21,815,338
Exxon Mobil Corp. ..................................... United States 15,000,000 882,300,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 5,500,000 245,135,000
TotalEnergies SE, ADR ................................. France 7,500,000 359,475,000
3,470,235,338
Personal Products 0.8%
Unilever plc .......................................... United Kingdom 10,000,000 541,323,408
Pharmaceuticals 6.5%
AstraZeneca plc, ADR .................................. United Kingdom 2,500,000 150,150,000
Bayer AG ........................................... Germany 5,000,000 271,365,801
Bristol-Myers Squibb Co. ................................ United States 9,500,000 562,115,000
Johnson & Johnson ................................... United States 5,500,000 888,250,000
Merck & Co., Inc. ..................................... United States 20,000,000 1,502,200,000
Pfizer, Inc. ........................................... United States 31,249,800 1,344,053,898
4,718,134,699

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 0.3%
Union Pacific Corp. .................................... United States 1,000,000 $ 196,010,000
Semiconductors & Semiconductor Equipment 0.7%
Intel Corp. ........................................... United States 6,282,800 334,747,584
Texas Instruments, Inc. ................................. United States 720,000 138,391,200
473,138,784
Specialty Retail 0.5%
Home Depot, Inc. (The) ................................. United States 1,000,000 328,260,000
Tobacco 1.5%
Altria Group, Inc. ...................................... United States 4,000,000 182,080,000
British American Tobacco plc ............................. United Kingdom 3,000,000 104,851,925
Philip Morris International, Inc. ........................... United States 8,777,900 832,057,141
1,118,989,066
Wireless Telecommunication Services 0.4%
Vodafone Group plc ................................... United Kingdom 175,000,000 266,266,461
Total Common Stocks (Cost $29,458,599,568) ...................................
31,327,551,401
c
Equity-Linked Securities 17.9%
Aerospace & Defense 0.6%
d
J.P. Morgan Structured Products BV into Raytheon Technologies
Corp., 144A, 9%, 3/18/22 .............................. United States 3,345,000 271,548,744
d
J.P. Morgan Structured Products BV into Raytheon Technologies
Corp., 144A, 10%, 1/11/22 ............................. United States 2,120,000 166,869,012
438,417,756
Air Freight & Logistics 0.3%
d
Royal Bank of Canada into United Parcel Service, Inc., 144A, 8.5%,
3/08/22 ........................................... United States 1,355,000 234,333,960
Airlines 0.2%
d
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
5/03/22 ........................................... United States 3,507,000 158,772,232
Automobiles 1.2%
d
Barclays Bank plc into General Motors Co., 144A, 10%, 12/08/21 . United States 5,735,000 285,860,401
d
Credit Suisse AG into General Motors Co., 144A, 10%, 12/17/21 .. United States 5,678,000 281,755,211
d
Credit Suisse AG into General Motors Co., 144A, 12%, 2/08/22 ... United States 4,820,000 263,246,889
830,862,501
Banks 2.1%
d
Barclays Bank plc into Truist Financial Corp., 144A, 8%, 8/17/22 .. United States 2,740,000 157,056,724
d
BNP Paribas Issuance BV into Bank of America Corp., 144A, 9%,
4/13/22 ........................................... United States 7,200,000 301,496,669
d
Credit Suisse AG into Citigroup, Inc., 144A, 9%, 8/05/22 ........ United States 4,060,000 283,652,686
d
Mizuho Markets Cayman LP into JPMorgan Chase & Co., 144A, 8%,
6/30/22 ........................................... United States 1,620,000 254,585,973
d
National Bank of Canada into Bank of America Corp., 144A, 8%,
6/15/22 ........................................... United States 5,833,000 249,128,061
d
UBS AG into JPMorgan Chase & Co., 144A, 8.5%, 5/06/22 ...... United States 1,725,000 273,847,068
1,519,767,181
Biotechnology 1.0%
d
Merrill Lynch International & Co. CV into Gilead Sciences, Inc., 144A,
10%, 1/25/22 ....................................... United States 3,725,000 251,473,511
d
National Bank of Canada into AbbVie, Inc., 144A, 8.5%, 8/12/22 .. United States 2,197,000 244,067,895

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Biotechnology (continued)
d
Societe Generale SA into AbbVie, Inc., 144A, 10%, 12/10/21 ..... United States 2,345,000 $ 251,841,657
747,383,063
Capital Markets 1.0%
d
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. United States 3,225,000 58,679,332
d
Credit Suisse AG into Morgan Stanley, 144A, 8.5%, 7/06/22 ..... United States 2,970,000 264,004,291
d
Royal Bank of Canada into Barrick Gold Corp., 144A, 10%, 4/08/22 United States 8,910,000 165,150,573
d
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 2,345,000 196,502,605
684,336,801
Chemicals 0.4%
d
Citigroup Global Markets Holdings, Inc. into LyondellBasell Industries
NV, 144A, 10%, 6/23/22 ............................... United States 1,600,000 156,549,384
d
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 590,000 157,913,334
314,462,718
Communications Equipment 0.2%
d
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8.5%, 1/25/22 United States 3,175,000 157,198,422
Containers & Packaging 0.4%
d
National Bank of Canada into International Paper Co., 144A, 9.5%,
12/06/21 .......................................... United States 5,000,000 272,939,762
Energy Equipment & Services 1.0%
d
J.P. Morgan Structured Products BV into Baker Hughes Co., 144A,
12%, 2/15/22 ....................................... United States 9,836,000 240,572,511
d
Societe Generale SA into Schlumberger NV, 144A, 10%, 2/10/22 .. United States 8,975,000 248,472,123
d
UBS AG into Halliburton Co., 144A, 12%, 2/25/22 ............. United States 10,300,000 222,230,605
711,275,239
Health Care Providers & Services 0.7%
d
Citigroup Global Markets Holdings, Inc. into CVS Health Corp., 144A,
8%, 5/18/22 ........................................ United States 3,287,000 270,915,220
d
J.P. Morgan Structured Products BV into CVS Health Corp., 144A,
9%, 2/22/22 ........................................ United States 2,950,000 237,858,931
508,774,151
Hotels, Restaurants & Leisure 0.1%
d
Mizuho Markets Cayman LP into Las Vegas Sands Corp., 144A,
12%, 8/29/22 ....................................... United States 1,734,000 66,327,800
Industrial Conglomerates 0.4%
d
Societe Generale SA into Honeywell International, Inc., 144A, 8%,
2/01/22 ........................................... United States 1,271,000 273,660,795
Insurance 1.1%
d
Barclays Bank plc into MetLife, Inc., 144A, 8.5%, 7/11/22 ........ United States 4,240,000 258,970,559
d
Barclays Bank plc into MetLife, Inc., 144A, 9.5%, 3/09/22 ....... United States 4,251,700 258,830,181
d
Royal Bank of Canada into MetLife, Inc., 144A, 9.5%, 12/21/21 ... United States 4,545,000 244,324,827
762,125,567
Internet & Direct Marketing Retail 0.5%
d
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc., 144A,
9.54%, 12/02/21 ..................................... United States 113,000 372,160,913
Machinery 0.5%
d
Goldman Sachs International Bank into Cummins, Inc., 144A, 9%,
1/28/22 ........................................... United States 920,000 209,723,659

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Machinery (continued)
d
Royal Bank of Canada into International Paper Co., 144A, 9.5%,
3/18/22 ........................................... Italy 2,852,000 $ 160,428,969
370,152,628
Metals & Mining 0.6%
d
Barclays Bank plc into Newmont Corp., 144A, 9.5%, 6/15/22 ..... United States 3,278,000 188,854,077
d
Morgan Stanley Finance II Ltd. into Rio Tinto Ltd., 144A, 10%,
6/07/22 ........................................... Australia 2,972,000 214,730,093
403,584,170
Multiline Retail 0.7%
d
Citigroup Global Markets Holdings, Inc. into Target Corp., 144A, 9%,
3/09/22 ........................................... United States 1,386,000 292,168,968
d
Societe Generale SA into Target Corp., 144A, 8%, 12/20/21 ...... United States 1,165,000 229,261,125
521,430,093
Oil, Gas & Consumable Fuels 0.4%
d
Credit Suisse AG into Chevron Corp., 144A, 10%, 6/07/22 ....... United States 2,540,000 258,695,019
Pharmaceuticals 0.3%
d
National Bank of Canada into Bristol-Myers Squibb Co., 144A, 8.5%,
2/16/22 ........................................... United States 3,984,000 240,154,650
Road & Rail 0.3%
d
Goldman Sachs International Bank into Union Pacific Corp., 144A,
8%, 2/09/22 ........................................ United States 1,085,000 220,182,143
Semiconductors & Semiconductor Equipment 2.9%
d
BNP Paribas Issuance BV into Broadcom, Inc., 144A, 10%, 8/08/22 United States 575,000 277,051,150
d
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
4/06/22 ........................................... United States 3,857,000 220,419,891
d
Citigroup Global Markets Holdings, Inc. into Texas Instruments, Inc.,
144A, 8%, 6/21/22 ................................... United States 1,328,000 251,295,521
d
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 1/26/22 ................................... United States 1,593,000 283,804,245
d
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A,
9.5%, 10/13/22 ..................................... United States 550,000 267,419,502
d
Merrill Lynch International & Co. CV into Intel Corp., 144A, 8.5%,
12/08/21 .......................................... United States 6,167,000 309,250,188
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 1,273,500 195,574,869
d
National Bank of Canada into Broadcom, Inc., 144A, 10%, 5/02/22 United States 578,000 284,265,325
2,089,080,691
Software 0.7%
d
Merrill Lynch International & Co. CV into Oracle Corp., 144A, 8%,
11/08/21 .......................................... United States 4,500,000 298,255,491
d
Mizuho Markets Cayman LP into Workday, Inc., 144A, 9.5%, 6/07/22 United States 921,000 223,348,968
521,604,459
Technology Hardware, Storage & Peripherals 0.3%
d
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 1,630,000 220,271,151
Total Equity-Linked Securities (Cost $12,513,595,758) ...........................
12,897,953,865
Convertible Preferred Stocks 2.8%
Capital Markets 0.1%
e
KKR & Co., Inc., 6%, C ................................. United States 1,350,000 106,663,500

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Electric Utilities 1.8%
American Electric Power Co., Inc., 6.125% .................. United States 1,600,000 $ 76,272,000
American Electric Power Co., Inc., 6.125% .................. United States 3,600,000 178,992,000
NextEra Energy, Inc., 5.279% ............................ United States 5,250,000 267,540,000
NextEra Energy, Inc., 6.219% ............................ United States 7,250,000 370,547,500
PG&E Corp., 5.5% .................................... United States 500,000 47,800,000
Southern Co. (The), 6.75%, 2019 ......................... United States 6,300,000 321,363,000
1,262,514,500
Machinery 0.0%
†
a
RBC Bearings, Inc., 5%, A ............................... United States 200,000 22,294,000
a
Multi-Utilities 0.8%
e
Dominion Energy, Inc., 7.25%, A .......................... United States 3,050,000 296,246,500
DTE Energy Co., 6.25% ................................ United States 3,250,000 163,345,000
NiSource, Inc., 7.75% .................................. United States 1,167,000 120,726,150
580,317,650
Thrifts & Mortgage Finance 0.1%
a
FNMA, 5.375% ....................................... United States 4,250 34,637,500
a
Total Convertible Preferred Stocks (Cost $2,187,699,371) ........................
2,006,427,150
Preferred Stocks 0.0%
Thrifts & Mortgage Finance 0.0%
†
a,e
FHLMC, 8.375%, Z .................................... United States 6,000,000 14,340,000
a
FNMA, 8.25%, S ...................................... United States 4,000,000 10,400,000
24,740,000
Total Preferred Stocks (Cost $238,139,001) .....................................
24,740,000
Warrants
Warrants 0.5%
Oil, Gas & Consumable Fuels 0.5%
a,b
Chesapeake Energy Corp., 2/09/26 ........................ United States 12,050,000 391,333,500
391,333,500
Total Warrants (Cost $655,163,737) ............................................
391,333,500
Principal
Amount
*
Convertible Bonds 0.1%
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............ United States 85,000,000 83,140,625
Total Convertible Bonds (Cost $79,830,938) ....................................
83,140,625
Corporate Bonds 23.1%
Aerospace & Defense 0.1%
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 ..... United States 40,000,000 43,493,734
Airlines 0.2%
d
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ... United States 49,471,000 49,594,678
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 50,000,000 52,625,000
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 50,000,000 53,937,500
156,157,178

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Auto Components 0.1%
d,f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 35,000,000 $ 35,043,750
d
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 144A, 5.25%, 7/15/31 ...................... United States 30,000,000 31,987,500
Senior Note, 144A, 5%, 7/15/29 ........................ United States 30,000,000 31,875,000
98,906,250
Automobiles 0.5%
Ford Motor Co. ,
Senior Note, 9%, 4/22/25 ............................. United States 50,000,000 60,189,000
Senior Note, 4.346%, 12/08/26 ......................... United States 120,000,000 127,950,000
General Motors Co. , Senior Bond , 5.15% , 4/01/38 ............. United States 140,000,000 167,261,840
355,400,840
Banks 2.3%
Bank of America Corp. ,
g
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 70,000,000 78,107,750
g
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 55,000,000 60,534,375
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 135,000,000 146,414,747
Senior Note, 3.004% to 12/20/22, FRN thereafter, 12/20/23 .... United States 40,000,000 41,232,026
Barclays plc ,
Senior Note, 4.61% to 2/15/22, FRN thereafter, 2/15/23 ....... United Kingdom 40,000,000 40,613,592
Senior Note, 3.932% to 5/07/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 53,671,950
Senior Note, 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 53,792,361
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 139,568,278
Citigroup, Inc. ,
g
Junior Sub. Bond, 5.95% to 1/30/23, FRN thereafter, Perpetual . United States 135,000,000 140,821,875
g
D, Junior Sub. Bond, 5.35% to 5/15/23, FRN thereafter, Perpetual United States 100,000,000 103,250,000
g
M, Junior Sub. Bond, 6.3% to 5/15/24, FRN thereafter, Perpetual United States 115,000,000 124,430,000
Sub. Bond, 4.125%, 7/25/28 ........................... United States 130,000,000 145,221,510
g
JPMorgan Chase & Co. ,
h
I, Junior Sub. Bond, FRN, 3.598%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 115,959,000 116,594,420
Q, Junior Sub. Bond, 5.15% to 5/01/23, FRN thereafter, Perpetual United States 60,700,000 62,521,030
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 55,000,000 58,100,625
S, Junior Sub. Bond, 6.75% to 2/01/24, FRN thereafter, Perpetual United States 65,000,000 71,378,125
h
V, Junior Sub. Bond, FRN, 3.465%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 108,100,000 108,508,047
X, Junior Sub. Bond, 6.1% to 10/01/24, FRN thereafter, Perpetual United States 70,000,000 76,119,750
g
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 70,000,000 75,381,250
1,696,261,711
Beverages 0.0%
†
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28 Belgium 25,000,000 28,233,191
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Note, 3.8%, 3/15/25 ............................ United States 100,000,000 108,621,648
Senior Note, 3.2%, 5/14/26 ............................ United States 25,000,000 26,987,116
135,608,764
Chemicals 0.2%
d
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 40,000,000 49,900,000

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
d
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 83,000,000 $ 79,785,410
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 30,000,000 30,187,500
159,872,910
Commercial Services & Supplies 0.0%
†
d
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 35,000,000 34,595,750
Communications Equipment 0.1%
d
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 25,000,000 25,343,750
Senior Note, 144A, 5%, 3/15/27 ........................ United States 25,000,000 23,817,000
d
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 40,000,000 40,875,200
90,035,950
Consumer Finance 0.9%
Capital One Financial Corp. ,
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 125,300,258
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 110,057,926
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 60,000,000 65,250,000
Senior Note, 4.134%, 8/04/25 .......................... United States 149,650,000 158,441,938
Senior Note, 5.113%, 5/03/29 .......................... United States 100,000,000 111,875,000
General Motors Financial Co., Inc. , Senior Note , 4.15% , 6/19/23 .. United States 75,000,000 79,287,212
650,212,334
Containers & Packaging 0.5%
d
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 212,495,000 211,475,024
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 115,000,000 116,150,000
327,625,024
Diversified Telecommunication Services 0.3%
d
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 .............. France 50,000,000 49,092,250
f
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 25,000,000 24,779,188
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ................... United States 75,000,000 83,751,819
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 20,002,000 20,652,665
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 30,000,000 31,276,800
209,552,722
Electric Utilities 0.1%
d
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 50,000,000 50,369,000
Energy Equipment & Services 1.0%
d
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 16,000,000 15,587,120
d
Nabors Industries, Inc. , Senior Note , 144A, 6.5% , 2/01/25 ....... United States 28,000,000 27,304,340
d
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 584,000,000 615,936,040
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 80,000,000 82,500,000
741,327,500

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.3%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 $ 111,875,000
Senior Bond, 4.875%, 4/15/28 .......................... United States 69,300,000 79,954,875
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 61,332,500
253,162,375
Equity Real Estate Investment Trusts (REITs) 0.1%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 ......... United States 30,000,000 32,483,136
d
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 73,250,000 76,138,248
108,621,384
Food Products 0.1%
d
Post Holdings, Inc. , Senior Bond , 144A, 5.625% , 1/15/28 ....... United States 40,000,000 42,074,000
Health Care Equipment & Supplies 0.1%
d
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 United States 65,000,000 65,000,000
Health Care Providers & Services 6.8%
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 775,000,000 777,894,625
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000,000 486,520,000
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 550,000,000 529,611,500
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 150,900,000 158,067,750
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 335,000,000 355,677,875
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 250,000,000 262,095,000
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 380,000,000 414,675,000
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 250,000,000 265,312,500
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 142,701,740
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 51,578,417
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 90,000,000 96,864,300
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 95,276,000
Senior Secured Note, 5%, 3/15/24 ....................... United States 114,800,000 126,033,707
d
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 157,000,000 148,127,930
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 50,000,000 49,931,250
Tenet Healthcare Corp. ,
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 63,503,323
Senior Note, 6.75%, 6/15/23 ........................... United States 599,200,000 646,686,600
d
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 205,000,000 215,610,800
4,886,168,317
Health Care Technology 0.2%
d
Multiplan Corp. , 144A, 6% , 10/15/27 ....................... United States 185,000,000 157,897,500
Hotels, Restaurants & Leisure 0.7%
d
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 35,000,000 39,391,625
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 30,000,000 31,620,225
d
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 100,000,000 100,255,000
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 164,500,000 167,995,625
Senior Note, 144A, 4.25%, 5/30/23 ...................... United States 84,000,000 84,761,880
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 96,827,000 97,934,701
521,959,056

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/15/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 $ 76,125,982
Machinery 0.1%
d,f
Roller Bearing Co. of America, Inc. , Senior Secured Note , 144A,
4.375% , 10/15/29 .................................... United States 17,000,000 17,446,250
d
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 43,000,000 45,116,675
62,562,925
Media 2.0%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 20,000,000 21,076,800
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 35,000,000 36,443,750
d
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 152,000,000 100,510,000
d
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 35,000,000 36,575,000
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 383,500,000 395,724,062
Senior Note, 5%, 3/15/23 ............................. United States 300,000,000 311,250,000
Senior Note, 5.875%, 11/15/24 ......................... United States 128,200,000 138,011,146
Senior Note, 7.375%, 7/01/28 .......................... United States 35,000,000 37,164,400
d
Midas OpCo Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 .. United States 35,000,000 36,260,000
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 217,220,000 220,662,937
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 55,000,000 59,764,650
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 30,000,000 32,625,000
1,426,067,745
Metals & Mining 0.3%
d
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 50,000,000 53,375,000
d
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 35,000,000 36,211,000
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 60,540,000 64,720,287
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 25,000,000 27,187,500
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 64,699,856
246,193,643
Oil, Gas & Consumable Fuels 1.3%
b
Bonanza Creek Energy, Inc. , Senior Note , 7.5% , 4/30/26 ........ United States 32,713,617 33,003,296
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.625%, 1/15/22 .......................... United States 33,215,000 33,261,999
Senior Note, 7.75%, 4/15/23 ........................... United States 132,585,000 131,590,613
d
Senior Note, 144A, 11%, 4/15/25 ........................ United States 270,000,000 292,612,500
d
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 121,339,615
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 30,000,000 36,051,750
Senior Note, 8%, 7/15/25 ............................. United States 50,000,000 59,796,000
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 33,262,500
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 70,275,000
Senior Note, 6.625%, 9/01/30 .......................... United States 40,000,000 49,350,000

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC / PBF Finance Corp. ,
Senior Note, 6%, 2/15/28 ............................. United States 37,000,000 $ 23,680,000
d
Senior Secured Note, 144A, 9.25%, 5/15/25 ............... United States 43,430,000 41,209,207
925,432,480
Pharmaceuticals 2.0%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 137,000,000 146,483,825
d
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 123,454,000 126,157,643
Senior Note, 144A, 9%, 12/15/25 ....................... United States 105,000,000 110,956,125
Senior Note, 144A, 5%, 1/30/28 ........................ United States 93,000,000 88,369,995
Senior Note, 144A, 5%, 2/15/29 ........................ United States 63,000,000 58,764,510
Senior Note, 144A, 6.25%, 2/15/29 ...................... United States 81,000,000 80,266,140
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 87,220,000 88,637,325
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 35,000,000 36,312,500
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 71,883,366
d
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 135,712,000 136,201,920
Senior Note, 144A, 6%, 6/30/28 ........................ United States 160,739,000 115,214,500
Senior Secured Note, 144A, 5.875%, 10/15/24 ............. United States 47,500,000 46,688,938
d
Endo Finance LLC , Senior Note , 144A, 5.75% , 1/15/22 ......... United States 53,224,000 46,837,120
d
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 55,000,000 55,074,525
d
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 99,744,000 101,745,862
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 ......... United States 110,000,000 121,238,590
1,430,832,884
Road & Rail 0.1%
d
Ashtead Capital, Inc. ,
Senior Note, 144A, 4%, 5/01/28 ........................ United Kingdom 15,000,000 15,946,221
Senior Note, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 36,196,365
52,142,586
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23 United States 69,000,000 72,945,265
Tobacco 0.4%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 83,247,899
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 170,000,000 183,263,898
266,511,797
Trading Companies & Distributors 0.2%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28 United States 93,000,000 98,442,360
d
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 32,051,400
130,493,760
Wireless Telecommunication Services 1.7%
Sprint Communications, Inc. ,
Senior Note, 11.5%, 11/15/21 .......................... United States 215,000,000 217,687,500
Senior Note, 6%, 11/15/22 ............................. United States 347,700,000 366,030,744
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 209,569,710
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 217,236,142
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 104,679,743

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 90,000,000 $ 102,964,500
1,218,168,339
Total Corporate Bonds (Cost $15,617,655,323) ..................................
16,720,012,896
a
h,i
Senior Floating Rate Interests 0.2%
Commercial Services & Supplies 0.0%
†
APX Group, Inc. , Initial Term Loan , 4% , ( 1-month USD LIBOR +
3.5% ), 7/10/28 ...................................... United States 20,000,000 19,965,600
Health Care Equipment & Supplies 0.0%
†
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 4% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 19,950,000 19,999,975
Health Care Providers & Services 0.1%
MPH Acquisition Holdings LLC , Initial Term Loan , 4.75% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 25,000,000 24,750,125
Media 0.0%
†
DIRECTV Financing LLC , Closing Date Term Loan , 5.75% , ( 3-month
USD LIBOR + 5% ), 8/02/27 ............................ United States 20,000,000 20,035,400
Specialty Retail 0.1%
Belk, Inc. ,
First Lien, First-Out Term Loan, 8.5%, (3-month USD LIBOR +
7.5%), 7/31/25 ...................................... United States 4,913,316 4,940,339
First Lien, Second-Out Term Loan, 13%, (3-month USD LIBOR +
5%), 7/31/25 ....................................... United States 29,833,102 23,158,095
28,098,434
a a a a a a
Total Senior Floating Rate Interests (Cost $104,119,192) .........................
112,849,534
U.S. Government and Agency Securities 6.5%
U.S. Treasury Notes ,
0.125%, 8/31/23 ..................................... United States 500,000,000 498,710,940
0.25%, 3/15/24 ..................................... United States 750,000,000 747,539,062
0.25%, 6/15/24 ..................................... United States 750,000,000 745,898,438
0.375%, 9/15/24 ..................................... United States 750,000,000 746,835,938
0.5%, 3/31/25 ...................................... United States 750,000,000 746,015,625
0.75%, 5/31/26 ..................................... United States 750,000,000 743,759,767
0.875%, 6/30/26 ..................................... United States 500,000,000 498,281,250
Total U.S. Government and Agency Securities (Cost $4,735,742,509) ..............
4,727,041,020
Asset-Backed Securities 0.1%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 51,011,125 57,187,578
Total Asset-Backed Securities (Cost $51,011,125) ...............................
57,187,578
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 40,070,219 43,686,728
Total Mortgage-Backed Securities (Cost $42,449,389) ............................
43,686,728

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
b,d
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 25,000,000 $ 26,742,500
Total Escrows and Litigation Trusts (Cost $25,000,000) ..........................
26,742,500
Total Long Term Investments (Cost $65,709,005,911) ............................
68,418,666,797
a
Short Term Investments 4.7%
a a
Country Shares
a
Value
a
Money Market Funds 4.7%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 3,428,988,776 3,428,988,776
Total Money Market Funds (Cost $3,428,988,776) ................................
3,428,988,776
l
Investments from Cash Collateral Received for
Loaned Securities 0.0%
a a a a a
Money Market Funds 0.0%
†
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,876,000 1,876,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
m
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 10/01/21
(Maturity Value $469,690)
Collateralized by U.S. Treasury Notes, 0.125% - 3%, 9/30/22 -
8/31/26; and U.S. Treasury Notes, Index Linked, 0.125%, 10/15/24
- 4/15/25 (valued at $479,083) .......................... 469,689 469,689
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,345,689) ............................................................
2,345,689
Total Short Term Investments (Cost $3,431,334,465 ) .............................
3,431,334,465
a
Total Investments (Cost $69,140,340,376) 99.4% ................................
$71,850,001,262
Options Written (0.1)% .......................................................
(48,500,500)
Other Assets, less Liabilities 0.7% .............................................
430,420,968
Net Assets 100.0% ...........................................................
$72,231,921,730
Number of
Contracts
Notional
Amount
#
n
Options Written (0.1)%
†
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., November Strike Price $125.00, Expires 11/19/21 ... 10,000 107,870,000 (240,000)
AstraZeneca plc, October Strike Price $60.00, Expires 10/15/21 .. 10,000 60,060,000 (1,170,000)
AT&T, Inc., December Strike Price $30.00, Expires 12/17/21 ..... 25,000 67,525,000 (325,000)
Bank of America Corp., December Strike Price $45.00, Expires
12/17/21 .......................................... 20,000 84,900,000 (2,240,000)
Bristol-Myers Squibb Co., December Strike Price $70.00, Expires
12/17/21 .......................................... 10,000 59,170,000 (280,000)
Intel Corp., November Strike Price $60.00, Expires 11/19/21 ..... 25,000 133,200,000 (1,175,000)
International Business Machines Corp., November Strike Price
$145.00, Expires 11/19/21 ............................. 10,000 138,930,000 (2,620,000)
JPMorgan Chase & Co., November Strike Price $170.00, Expires
11/19/21 .......................................... 10,000 163,690,000 (3,290,000)

Franklin Custodian Funds
Statement of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 143 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
n
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Merck & Co., Inc., December Strike Price $82.50, Expires 12/17/21 25,000 187,775,000 $ (2,000,000)
Pfizer, Inc., December Strike Price $55.00, Expires 12/17/21 ..... 20,000 86,020,000 (200,000)
Texas Instruments, Inc., November Strike Price $200.00, Expires
11/19/21 .......................................... 7,200 138,391,200 (2,844,000)
(16,384,000)
Puts - Exchange-Traded
Equity Options
3M Co., October Strike Price $175.00, Expires 10/15/21 ........ 5,000 87,710,000 (1,575,000)
Amazon.com, Inc., December Strike Price $3,150.00, Expires
12/17/21 .......................................... 1,000 328,504,000 (10,359,000)
Analog Devices, Inc., October Strike Price $150.00, Expires 10/15/21 10,000 167,480,000 (360,000)
Apple, Inc., November Strike Price $130.00, Expires 11/19/21 .... 10,000 141,500,000 (2,520,000)
Bank of America Corp., November Strike Price $38.00, Expires
11/19/21 .......................................... 25,000 106,125,000 (1,550,000)
Broadcom, Inc., November Strike Price $430.00, Expires 11/19/21 . 2,500 121,232,500 (1,160,000)
Caterpillar, Inc., December Strike Price $180.00, Expires 12/17/21 . 10,000 191,970,000 (5,470,000)
Microsoft Corp., November Strike Price $255.00, Expires 11/19/21 5,000 281,920,000 (2,070,000)
Morgan Stanley, October Strike Price $90.00, Expires 10/15/21 ... 20,000 194,620,000 (1,660,000)
Texas Instruments, Inc., November Strike Price $165.00, Expires
11/19/21 .......................................... 10,000 192,210,000 (1,380,000)
Workday, Inc., December Strike Price $230.00, Expires 12/17/21 .. 5,000 124,945,000 (4,012,500)
(32,116,500)
Total Options Written (Premiums received $46,429,658) ..........................
$ (48,500,500)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 11 regarding holdings of 5% voting securities.
c
See Note 1(f) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $21,948,681,315, representing 30.4% of net assets.
e
A portion or all of the security is on loan at September 30, 2021. See Note 1(g).
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
See Note 1(h) regarding senior floating rate interests.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(g) regarding securities on loan.
m
See Note 1(c) regarding joint repurchase agreement.
n
See Note 1(e) regarding written options.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2018
a
2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $6.09 $6.07 $5.86 $5.89
Income from investment operations
b
:
Net investment income
c
...................................... 0.05 0.10 0.14 0.01
Net realized and unrealized gains (losses) ........................ (0.12) 0.08 0.25 (0.02)
Total from investment operations ................................. (0.07) 0.18 0.39 (0.01)
Less distributions from:
Net investment income ....................................... (0.13) (0.16) (0.18) (0.02)
Net asset value, end of year .................................... $5.89 $6.09 $6.07 $5.86
Total return
d
................................................ (1.15)% 3.01% 6.70% (0.23)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.87% 0.89% 0.89% 0.86%
Expenses net of waiver and payments by affiliates
f
................... 0.87%
g
0.88% 0.88% 0.86%
g
Net investment income ........................................ 0.79% 1.58% 2.36% 2.40%
Supplemental data
Net assets, end of year (000’s) .................................. $1,020,574 $1,097,545 $336,646 $4,472
Portfolio turnover rate ......................................... 89.16% 65.54% 41.34% 44.67%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.09 $6.07 $5.85 $6.13 $6.35
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.10 0.15 0.15 0.13
Net realized and unrealized gains (losses) ........... (0.10) 0.09 0.25 (0.25) (0.16)
Total from investment operations .................... (0.05) 0.19 0.40 (0.10) (0.03)
Less distributions from:
Net investment income .......................... (0.14) (0.17) (0.18) (0.18) (0.19)
Net asset value, end of year ....................... $5.90 $6.09 $6.07 $5.85 $6.13
Total return
c
................................... (0.89)% 3.09% 6.94% (1.60)% (0.45)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.78% 0.79% 0.76% 0.79%
Expenses net of waiver and payments by affiliates
d
...... 0.76% 0.77% 0.78% 0.76%
e
0.79%
e
Net investment income ........................... 0.90% 1.69% 2.46% 2.50% 2.17%
Supplemental data
Net assets, end of year (000’s) ..................... $2,104,978 $2,661,888 $2,885,194 $3,099,373 $3,581,769
Portfolio turnover rate ............................ 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.04 $6.03 $5.81 $6.08 $6.30
Income from investment operations
a
:
Net investment income
b
......................... 0.02 0.07 0.12 0.12 0.10
Net realized and unrealized gains (losses) ........... (0.10) 0.08 0.25 (0.24) (0.16)
Total from investment operations .................... (0.08) 0.15 0.37 (0.12) (0.06)
Less distributions from:
Net investment income .......................... (0.11) (0.14) (0.15) (0.15) (0.16)
Net asset value, end of year ....................... $5.85 $6.04 $6.03 $5.81 $6.08
Total return
c
................................... (1.41)% 2.43% 6.45% (1.94)% (0.96)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.27% 1.29% 1.29% 1.26% 1.29%
Expenses net of waiver and payments by affiliates
d
...... 1.27%
e
1.28% 1.28% 1.26%
e
1.29%
e
Net investment income ........................... 0.39% 1.18% 1.96% 2.00% 1.67%
Supplemental data
Net assets, end of year (000’s) ..................... $196,643 $354,483 $389,021 $571,525 $797,394
Portfolio turnover rate ............................ 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.09 $6.07 $5.85 $6.12 $6.34
Income from investment operations
a
:
Net investment income
b
......................... 0.03 0.08 0.13 0.13 0.11
Net realized and unrealized gains (losses) ........... (0.11) 0.08 0.25 (0.24) (0.16)
Total from investment operations .................... (0.08) 0.16 0.38 (0.11) (0.05)
Less distributions from:
Net investment income .......................... (0.12) (0.14) (0.16) (0.16) (0.17)
Net asset value, end of year ....................... $5.89 $6.09 $6.07 $5.85 $6.12
Total return .................................... (1.41)% 2.73% 6.58% (1.78)% (0.81)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.13% 1.14% 1.11% 1.13%
Expenses net of waiver and payments by affiliates
c
...... 1.11%
d
1.12% 1.13% 1.11%
d
1.13%
d
Net investment income ........................... 0.55% 1.34% 2.11% 2.15% 1.83%
Supplemental data
Net assets, end of year (000’s) ..................... $19,513 $27,746 $32,906 $31,144 $38,363
Portfolio turnover rate ............................ 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.12 $6.10 $5.87 $6.15 $6.37
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.12 0.16 0.17 0.15
Net realized and unrealized gains (losses) ........... (0.12) 0.08 0.27 (0.25) (0.16)
Total from investment operations .................... (0.05) 0.20 0.43 (0.08) (0.01)
Less distributions from:
Net investment income .......................... (0.15) (0.18) (0.20) (0.20) (0.21)
Net asset value, end of year ....................... $5.92 $6.12 $6.10 $5.87 $6.15
Total return .................................... (0.80)% 3.34% 7.39% (1.33)% (0.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.54% 0.51% 0.49% 0.48%
Expenses net of waiver and payments by affiliates
c
...... 0.51% 0.52% 0.50% 0.48% 0.48%
d
Net investment income ........................... 1.15% 1.96% 2.74% 2.78% 2.48%
Supplemental data
Net assets, end of year (000’s) ..................... $304,650 $361,791 $573,957 $694,813 $446,174
Portfolio turnover rate ............................ 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.11 $6.10 $5.87 $6.15 $6.37
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.11 0.16 0.16 0.15
Net realized and unrealized gains (losses) ........... (0.10) 0.07 0.26 (0.25) (0.17)
Total from investment operations .................... (0.04) 0.18 0.42 (0.09) (0.02)
Less distributions from:
Net investment income .......................... (0.15) (0.17) (0.19) (0.19) (0.20)
Net asset value, end of year ....................... $5.92 $6.11 $6.10 $5.87 $6.15
Total return .................................... (0.74) % 3.23% 7.08% (1.45)% (0.30)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.64% 0.64% 0.61% 0.64%
Expenses net of waiver and payments by affiliates
c
...... 0.62%
d
0.63% 0.63% 0.61%
d
0.64%
d
Net investment income ........................... 1.04% 1.84% 2.61% 2.65% 2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $692,010 $743,012 $946,318 $720,281 $854,640
Portfolio turnover rate ............................ 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments, September 30, 2021
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.5%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 20,471,055
Total U.S. Government and Agency Securities (Cost $18,778,551) .................
20,471,055
Mortgage-Backed Securities 98.1%
Government National Mortgage Association (GNMA) Fixed Rate 98.1%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 4,688,976 5,299,954
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 173,273,041 199,607,259
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 78,361,522 91,852,778
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 70,489,576 83,303,586
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 19,851,111 22,633,280
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 12,931,469 15,122,599
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 1,262,382 1,438,857
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 2,717 3,200
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 633 678
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 15,322,631 16,588,002
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 46,669,964 51,577,794
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 90,325,991 102,832,085
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 26,343 29,798
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 4/15/49 ...................... 938,708 1,046,816
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 44,781 45,493
GNMA I, Single-family, 30 Year, 7.5%, 1/15/22 - 7/15/31 ...................... 1,585,047 1,659,779
GNMA I, Single-family, 30 Year, 8%, 11/15/21 - 9/15/30 ....................... 614,845 630,318
GNMA I, Single-family, 30 Year, 8.5%, 12/15/21 - 5/15/25 ...................... 43,235 43,571
GNMA I, Single-family, 30 Year, 9%, 3/15/22 - 1/15/23 ........................ 5,072 5,092
GNMA I, Single-family, 30 Year, 9.5%, 1/15/22 - 8/15/22 ...................... 3,297 3,304
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 3,878 3,889
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 4,023,640 4,490,670
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 31,297,744 36,871,337
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 1,340,175 1,457,458
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 1,316,630 1,544,436
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 378,379 448,013
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 19,145 19,223
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 65,833 72,685
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 283,821,821 288,229,072
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 18,439,443 19,054,291
GNMA II, Single-family, 30 Year, 2.5%, 3/20/51 ............................. 99,915,173 103,257,099
GNMA II, Single-family, 30 Year, 2.5%, 4/20/51 ............................. 102,504,369 105,906,369
GNMA II, Single-family, 30 Year, 2.5%, 5/20/51 ............................. 251,550,148 259,673,620
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 87,885,206 90,744,532
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 257,261,502 265,673,506
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 102,500,000 105,999,227
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 25,726,550 27,243,957
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 13,891,067 14,670,695
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 20,856,380 21,986,089
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 28,422,904 29,942,669
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 23,100,316 24,265,740
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 37,280,861 39,228,698
GNMA II, Single-family, 30 Year, 3%, 5/20/50 ............................... 12,251,782 13,059,110
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 18,930,217 20,177,980
GNMA II, Single-family, 30 Year, 3%, 9/20/50 ............................... 12,095,187 12,822,351
GNMA II, Single-family, 30 Year, 3%, 3/20/51 ............................... 150,506,503 157,482,547
GNMA II, Single-family, 30 Year, 3%, 4/20/51 ............................... 94,683,441 99,072,061
GNMA II, Single-family, 30 Year, 3%, 5/20/51 ............................... 133,708,694 139,906,152
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 196,565,213 205,676,099
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 213,826,816 224,179,460
a
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 35,000,000 36,735,271
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 80,530,696 85,258,230
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 40,895,027 44,238,414

Franklin Custodian Funds
Statement of Investments
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. $ 51,627,160 $ 55,838,676
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 15,329,252 16,576,164
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 17,819,254 19,273,761
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 219,562,522 232,837,865
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 206,815,961 219,139,826
GNMA II, Single-family, 30 Year, 3.5%, 4/20/51 ............................. 26,350,387 27,823,391
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 67,298,275 72,800,524
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 13,903,728 15,249,664
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 13,565,949 14,882,117
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 16,850,224 18,485,032
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 15,731,268 17,257,495
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 53,104,877 56,925,777
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 40,663,431 43,628,316
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 26,986,456 28,926,492
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 69,010,323 75,393,556
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 12,429,482 13,864,017
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 15,218,431 17,002,846
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 17,015,231 19,025,969
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 24,143,925 26,997,111
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 17,379,956 19,433,863
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 39,375,938 43,692,366
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 46,690,355 52,898,646
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 50,399,744 58,531,199
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 632,705 715,630
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 9,959,882 11,722,711
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 2,701,004 3,174,177
GNMA II, Single-family, 30 Year, 7.5%, 10/20/22 - 4/20/32 ..................... 444,742 500,783
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 186,747 210,915
GNMA II, Single-family, 30 Year, 8.5%, 1/20/22 - 6/20/25 ...................... 2,773 2,786
GNMA II, Single-family, 30 Year, 9.5%, 12/20/24 - 1/20/25 ..................... 3,177 3,186
4,255,930,054
Total Mortgage-Backed Securities (Cost $4,167,436,560) .........................
4,255,930,054
Total Long Term Investments (Cost $4,186,215,111) .............................
4,276,401,109
a
a a a a
Short Term Investments 2.0%
Shares
a
Money Market Funds 2.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 85,708,046 85,708,046
Total Money Market Funds (Cost $85,708,046) ..................................
85,708,046
Total Short Term Investments (Cost $85,708,046 ) ................................
85,708,046
a
Total Investments (Cost $4,271,923,157) 100.6% ................................
$4,362,109,155
Other Assets, less Liabilities (0.6)% ...........................................
(23,740,200)
Net Assets 100.0% ...........................................................
$4,338,368,955
See Abbreviations on page 143 .
a
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d) .
b
See Note
3
(
f
) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2018
a
2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $19.76 $22.53 $18.66 $19.16
Income from investment operations
b
:
Net investment income
c
...................................... 0.43 0.51 0.53 0.02
Net realized and unrealized gains (losses) ........................ 1.94 (2.43) 4.41 (0.52)
Total from investment operations ................................. 2.37 (1.92) 4.94 (0.50)
Less distributions from:
Net investment income ....................................... (0.52) (0.50) (0.49) —
Net realized gains .......................................... (1.41) (0.35) (0.58) —
Total distributions ............................................ (1.93) (0.85) (1.07) —
Net asset value, end of year .................................... $20.20 $19.76 $22.53 $18.66
Total return
d
................................................ 12.29% (8.68)% 27.43% (2.61)%
Ratios to average net assets
e
Expenses
f,g
................................................. 0.82% 0.83% 0.83% 0.84%
Net investment income ........................................ 2.10% 2.46% 2.51% 2.62%
Supplemental data
Net assets, end of year (000’s) .................................. $982,201 $742,188 $521,782 $3,536
Portfolio turnover rate ......................................... 5.18% 12.19% 7.90% 4.58%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.77 $22.54 $18.66 $19.18 $17.85
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.52 0.53 0.50 0.53
Net realized and unrealized gains (losses) ........... 1.94 (2.41) 4.44 (0.17) 1.30
Total from investment operations .................... 2.39 (1.89) 4.97 0.33 1.83
Less distributions from:
Net investment income .......................... (0.54) (0.53) (0.51) (0.54) (0.49)
Net realized gains ............................. (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ............................... (1.95) (0.88) (1.09) (0.85) (0.50)
Net asset value, end of year ....................... $20.21 $19.77 $22.54 $18.66 $19.18
Total return
c
................................... 12.40% (8.59)% 27.61% 1.68% 10.38%
Ratios to average net assets
Expenses
d ,e
.................................... 0.72% 0.73% 0.73% 0.74% 0.75%
Net investment income ........................... 2.20% 2.50% 2.61% 2.72% 2.86%
Supplemental data
Net assets, end of year (000’s) ..................... $3,321,370 $3,388,126 $4,176,487 $3,654,795 $4,182,780
Portfolio turnover rate ............................ 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.65 $22.42 $18.57 $19.09 $17.76
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.41 0.42 0.41 0.43
Net realized and unrealized gains (losses) ........... 1.95 (2.41) 4.43 (0.18) 1.30
Total from investment operations .................... 2.29 (2.00) 4.85 0.23 1.73
Less distributions from:
Net investment income .......................... (0.44) (0.42) (0.42) (0.44) (0.39)
Net realized gains ............................. (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ............................... (1.85) (0.77) (1.00) (0.75) (0.40)
Net asset value, end of year ....................... $20.09 $19.65 $22.42 $18.57 $19.09
Total return
c
................................... 11.91% (9.10)% 26.96% 1.18% 9.88%
Ratios to average net assets
Expenses
d ,e
.................................... 1.22% 1.23% 1.23% 1.24% 1.25%
Net investment income ........................... 1.69% 1.98% 2.11% 2.22% 2.36%
Supplemental data
Net assets, end of year (000’s) ..................... $350,553 $537,808 $767,363 $834,070 $981,515
Portfolio turnover rate ............................ 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.68 $22.45 $18.59 $19.11 $17.78
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.44 0.45 0.44 0.46
Net realized and unrealized gains (losses) ........... 1.94 (2.41) 4.44 (0.18) 1.30
Total from investment operations .................... 2.32 (1.97) 4.89 0.26 1.76
Less distributions from:
Net investment income .......................... (0.47) (0.45) (0.45) (0.47) (0.42)
Net realized gains ............................. (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ............................... (1.88) (0.80) (1.03) (0.78) (0.43)
Net asset value, end of year ....................... $20.12 $19.68 $22.45 $18.59 $19.11
Total return .................................... 12.06% (8.95)% 27.17% 1.33% 10.04%
Ratios to average net assets
Expenses
c ,d
.................................... 1.07% 1.08% 1.08% 1.09% 1.10%
Net investment income ........................... 1.85% 2.15% 2.26% 2.37% 2.51%
Supplemental data
Net assets, end of year (000’s) ..................... $83,441 $84,488 $103,376 $72,927 $94,465
Portfolio turnover rate ............................ 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.93 $22.73 $18.81 $19.32 $17.97
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.58 0.56 0.55 0.58
Net realized and unrealized gains (losses) ........... 1.96 (2.46) 4.50 (0.17) 1.31
Total from investment operations .................... 2.46 (1.88) 5.06 0.38 1.89
Less distributions from:
Net investment income .......................... (0.58) (0.57) (0.56) (0.58) (0.53)
Net realized gains ............................. (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ............................... (1.99) (0.92) (1.14) (0.89) (0.54)
Net asset value, end of year ....................... $20.40 $19.93 $22.73 $18.81 $19.32
Total return .................................... 12.71% (8.44)% 27.89% 1.97% 10.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.56% 0.53% 0.52% 0.48%
Expenses net of waiver and payments by affiliates
c
...... 0.50% 0.50% 0.50% 0.48% 0.48%
d
Net investment income ........................... 2.42% 2.75% 2.84% 2.98% 3.13%
Supplemental data
Net assets, end of year (000’s) ..................... $153,969 $144,079 $150,244 $230,393 $241,455
Portfolio turnover rate ............................ 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.93 $22.73 $18.81 $19.32 $17.97
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.56 0.56 0.54 0.57
Net realized and unrealized gains (losses) ........... 1.97 (2.46) 4.48 (0.18) 1.30
Total from investment operations .................... 2.45 (1.90) 5.04 0.36 1.87
Less distributions from:
Net investment income .......................... (0.57) (0.55) (0.54) (0.56) (0.51)
Net realized gains ............................. (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ............................... (1.98) (0.90) (1.12) (0.87) (0.52)
Net asset value, end of year ....................... $20.40 $19.93 $22.73 $18.81 $19.32
Total return .................................... 12.62% (8.51)% 27.78% 1.82% 10.64%
Ratios to average net assets
Expenses
c ,d
.................................... 0.57% 0.58% 0.58% 0.59% 0.60%
Net investment income ........................... 2.35% 2.66% 2.76% 2.87% 3.01%
Supplemental data
Net assets, end of year (000’s) ..................... $1,200,859 $1,179,002 $1,262,883 $927,845 $963,228
Portfolio turnover rate ............................ 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Statement of Investments, September 30, 2021
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Diversified Telecommunication Services 1.1%
TELUS Corp. ........................................ Canada 3,000,000 $ 65,927,300
Electric Utilities 58.6%
Alliant Energy Corp. ................................... United States 3,800,000 212,724,000
American Electric Power Co., Inc. ......................... United States 2,900,000 235,422,000
Avangrid , Inc. ........................................ United States 300,000 14,580,000
Duke Energy Corp. .................................... United States 2,800,000 273,252,000
Edison International ................................... United States 4,500,000 249,615,000
Emera , Inc. .......................................... Canada 1,800,000 81,499,783
Entergy Corp. ........................................ United States 2,300,000 228,413,000
Evergy , Inc. .......................................... United States 3,200,000 199,040,000
Eversource Energy .................................... United States 2,200,000 179,872,000
Exelon Corp. ......................................... United States 6,200,000 299,708,000
FirstEnergy Corp. ..................................... United States 2,000,000 71,240,000
NextEra Energy, Inc. ................................... United States 9,686,286 760,567,177
OGE Energy Corp. .................................... United States 1,400,000 46,144,000
Origin Energy Ltd. ..................................... Australia 7,000,000 23,475,270
a
PG&E Corp. ......................................... United States 7,000,000 67,200,000
Pinnacle West Capital Corp. ............................. United States 1,600,000 115,776,000
PNM Resources, Inc. .................................. United States 300,070 14,847,463
PPL Corp. ........................................... United States 3,700,000 103,156,000
Southern Co. (The) .................................... United States 4,100,000 254,077,000
Xcel Energy, Inc. ...................................... United States 2,200,000 137,500,000
3,568,108,693
Gas Utilities 2.3%
Atmos Energy Corp. ................................... United States 250,000 22,050,000
Southwest Gas Holdings, Inc. ............................ United States 900,000 60,192,000
Spire, Inc. ........................................... United States 1,000,000 61,180,000
143,422,000
Independent Power and Renewable Electricity Producers 1.1%
Clearway Energy, Inc., C ................................ United States 200,000 6,054,000
Vistra Corp. .......................................... United States 3,500,000 59,850,000
65,904,000
Multi-Utilities 32.5%
Ameren Corp. ........................................ United States 1,668,250 135,128,250
Black Hills Corp. ...................................... United States 784,393 49,228,505
CenterPoint Energy, Inc. ................................ United States 6,200,000 152,520,000
CMS Energy Corp. .................................... United States 5,000,000 298,650,000
Consolidated Edison, Inc. ............................... United States 1,200,000 87,108,000
Dominion Energy, Inc. .................................. United States 4,100,000 299,382,000
DTE Energy Co. ...................................... United States 1,500,000 167,565,000
E.ON SE ............................................ Germany 9,000,000 109,846,579
National Grid plc ...................................... United Kingdom 5,500,000 65,529,158
NiSource, Inc. ........................................ United States 5,500,000 133,265,000
NorthWestern Corp. ................................... United States 1,000,000 57,300,000
Public Service Enterprise Group, Inc. ...................... United States 1,900,000 115,710,000
Sempra Energy ....................................... United States 1,900,000 240,350,000
WEC Energy Group, Inc. ................................ United States 800,000 70,560,000
1,982,142,492
Oil, Gas & Consumable Fuels 2.2%
a
Cheniere Energy, Inc. .................................. United States 900,000 87,903,000
DT Midstream, Inc. .................................... United States 750,000 34,680,000
Williams Cos., Inc. (The) ................................ United States 400,000 10,376,000
132,959,000

Franklin Custodian Funds
Statement of Investments
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 1.7%
Essential Utilities, Inc. .................................. United States 1,700,000 $ 78,336,000
United Utilities Group plc ................................ United Kingdom 2,000,000 26,027,806
104,363,806
Total Common Stocks (Cost $3,109,294,726) ....................................
6,062,827,291
Principal
Amount
*
Corporate Bonds 0.1%
Electric Utilities 0.1%
Evergy Missouri West, Inc. , Senior Bond , 8.27% , 11/15/21 ....... United States 6,100,000 6,152,363
Total Corporate Bonds (Cost $6,099,167) .......................................
6,152,363
Total Long Term Investments (Cost $3,115,393,893) .............................
6,068,979,654
a
Short Term Investments 0.2%
a a
Country Shares
a
Value
a
Money Market Funds 0.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 12,629,462 12,629,462
Total Money Market Funds (Cost $12,629,462) ..................................
12,629,462
Total Short Term Investments (Cost $12,629,462 ) ................................
12,629,462
a
Total Investments (Cost $3,128,023,355) 99.8% ..................................
$6,081,609,116
Other Assets, less Liabilities 0.2% .............................................
10,784,272
Net Assets 100.0% ...........................................................
$6,092,393,388
See Abbreviations on page 143 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $13,074,609,824 $83,256,018 $5,879,604,375
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................. 440,807,154 3,205,079 218,772,542
Cost - Unaffiliated repurchase agreements .................... 69,750,985 — 19,174,763
Value - Unaffiliated issuers (Includes securities loaned of $86,193,087,
$— and $100,680,593, respectively) ......................... $27,488,073,184 $108,812,115 $21,197,612,426
Value - Non-controlled affiliates (Note 3 f and 11 ) ................ 440,807,154 3,205,079 218,772,542
Value - Unaffiliated repurchase agreements .................... 69,750,985 — 19,174,763
Cash .................................................. — 19 —
Foreign currency, at value (cost $–, $– and $14, respectively) ........ — — 14
Receivables:
Investment securities sold ................................. 384,843,141 — —
Capital shares sold ...................................... 77,674,813 728,205 31,277,964
Dividends and interest ................................... 2,786,652 6,907 6,945,549
Affiliates .............................................. — 17,638 —
Total assets ........................................ 28,463,935,929 112,769,963 21,473,783,258
Liabilities:
Payables:
Investment securities purchased ............................ 367,938,353 — 7,599,900
Capital shares redeemed ................................. 41,779,886 31,591 21,752,559
Management fees ....................................... 9,947,552 36,296 7,911,176
Distribution fees ........................................ 3,931,989 22,644 3,597,092
Transfer agent fees ...................................... 2,721,498 1,787 3,105,810
Professional fees ....................................... 64,670 28,280 77,268
Payable upon return of securities loaned (Note 1 g ) ................ 83,964,779 — 95,948,763
Accrued expenses and other liabilities ......................... 727,056 12,371 940,328
Total liabilities ....................................... 511,075,783 132,969 140,932,896
Net assets, at value ............................... $27,952,860,146 $112,636,994 $21,332,850,362
Net assets consist of:
Paid-in capital ........................................... $13,300,613,593 $87,328,592 $4,192,757,721
Total distributable earnings (losses) ........................... 14,652,246,553 25,308,402 17,140,092,641
Net assets, at value ............................... $27,952,860,146 $112,636,994 $21,332,850,362

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Class A:
Net assets, at value ..................................... $12,129,482,858 $80,508,606 $12,927,576,783
Shares outstanding ...................................... 77,145,971 2,546,885 85,202,805
Net asset value per share
a
................................ $157.23 $31.61 $151.73
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $166.38 $33.45 $160.56
Class C:
Net assets, at value ..................................... $1,339,015,952 $6,028,343 $666,347,728
Shares outstanding ...................................... 10,456,233 193,027 4,938,356
Net asset value and maximum offering price per share
a
........... $128.06 $31.23 $134.93
Class R:
Net assets, at value ..................................... $311,646,232 $983,567 $395,300,964
Shares outstanding ...................................... 2,056,847 31,190 2,621,927
Net asset value and maximum offering price per share ........... $151.52 $31.53 $150.77
Class R6:
Net assets, at value ..................................... $9,820,183,953 $75,051 $3,113,945,958
Shares outstanding ...................................... 59,421,868 2,361 20,432,955
Net asset value and maximum offering price per share ........... $165.26 $31.78 $152.40
Advisor Class:
Net assets, at value ..................................... $4,352,531,151 $25,041,427 $4,229,678,929
Shares outstanding ...................................... 26,658,099 788,647 27,741,359
Net asset value and maximum offering price per share ........... $163.27 $31.75 $152.47
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $63,926,845,354 $4,186,215,111 $3,115,393,893
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................. 5,213,025,333 85,708,046 12,629,462
Cost - Unaffiliated repurchase agreements .................... 469,689 — —
Value - Unaffiliated issuers (Includes securities loaned of $2,280,893,
$— and $—, respectively) ................................. $67,147,278,101 $4,276,401,109 $6,068,979,654
Value - Non-controlled affiliates (Note 3 f and 11 ) ................ 4,702,253,472 85,708,046 12,629,462
Value - Unaffiliated repurchase agreements .................... 469,689 — —
Cash .................................................. 10,951,385 — 49
Foreign currency, at value (cost $9,083,814, $– and $–, respectively) .. 8,960,427 — —
Receivables:
Investment securities sold ................................. 142,604,653 36,557,626 9,834,681
Capital shares sold ...................................... 54,139,090 2,891,136 5,738,422
Dividends and interest ................................... 433,713,663 11,298,825 11,039,987
European Union tax reclaims (Note 1j) ....................... 64,845,933 — 1,601,498
Total assets ........................................ 72,565,216,413 4,412,856,742 6,109,823,753
Liabilities:
Payables:
Investment securities purchased ............................ 168,397,776 36,728,125 5,670,629
Capital shares redeemed ................................. 65,469,789 32,139,914 6,967,483
Management fees ....................................... 22,350,042 1,711,513 2,423,758
Distribution fees ........................................ 11,948,899 596,700 875,308
Transfer agent fees ...................................... 8,237,302 806,677 879,821
Professional fees ....................................... 1,599,759 59,184 73,883
Distributions to shareholders ............................... 2,205 621,772 254
Options written, at value (premiums received $46,429,658, $– and $–, respectively) ............................................ 48,500,500 — —
Payable upon return of securities loaned (Note 1 g ) ................ 2,345,689 — —
Accrued expenses and other liabilities ......................... 4,442,722 1,823,902 539,229
Total liabilities ....................................... 333,294,683 74,487,787 17,430,365
Net assets, at value ............................... $72,231,921,730 $4,338,368,955 $6,092,393,388
Net assets consist of:
Paid-in capital ........................................... $68,121,901,525 $4,940,379,623 $2,969,871,613
Total distributable earnings (losses) ........................... 4,110,020,205 (602,010,668) 3,122,521,775
Net assets, at value ............................... $72,231,921,730 $4,338,368,955 $6,092,393,388

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ..................................... $16,044,378,705 $1,020,574,443 $982,200,642
Shares outstanding ...................................... 6,491,461,386 173,160,155 48,622,292
Net asset value per share
a
................................ $2.47 $5.89 $20.20
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $2.57 $6.12 $20.99
Class A1:
Net assets, at value ..................................... $35,704,730,209 $2,104,978,107 $3,321,370,378
Shares outstanding ...................................... 14,409,590,580 356,985,847 164,357,341
Net asset value per share
a
................................ $2.48 $5.90 $20.21
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $2.58 $6.13 $21.00
Class C:
Net assets, at value ..................................... $7,507,657,901 $196,643,436 $350,552,902
Shares outstanding ...................................... 2,981,885,106 33,606,465 17,453,007
Net asset value and maximum offering price per share
a
........... $2.52 $5.85 $20.09
Class R:
Net assets, at value ..................................... $257,108,802 $19,513,237 $83,441,233
Shares outstanding ...................................... 106,017,103 3,310,239 4,147,875
Net asset value and maximum offering price per share ........... $2.43 $5.89 $20.12
Class R6:
Net assets, at value ..................................... $748,355,213 $304,650,057 $153,969,295
Shares outstanding ...................................... 303,324,087 51,438,115 7,548,780
Net asset value and maximum offering price per share ........... $2.47 $5.92 $20.40
Advisor Class:
Net assets, at value ..................................... $11,969,690,900 $692,009,675 $1,200,858,938
Shares outstanding ...................................... 4,873,423,802 116,953,960 58,873,749
Net asset value and maximum offering price per share ........... $2.46 $5.92 $20.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the year ended September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $806,432, $4,514 and $896,470, respectively)
Unaffiliated issuers ...................................... $53,217,105 $266,750 $156,632,277
Non-controlled affiliates (Note 3 f and 11 ) ...................... 14,869 157 9,537
Interest:
Unaffiliated issuers ...................................... 861 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 1,488,251 — 469,908
Non-controlled affiliates (Note 3 f ) ........................... 3,303 — 1,943
Total investment income ................................. 54,724,389 266,907 157,113,665
Expenses:
Management fees (Note 3 a ) ................................. 102,341,656 581,860 89,349,613
Distribution fees: (Note 3c )
    Class A .............................................. 26,566,591 137,794 31,573,422
    Class C .............................................. 13,121,409 59,716 7,631,099
    Class R .............................................. 1,399,287 4,030 2,101,577
Transfer agent fees: (Note 3e )
    Class A .............................................. 11,295,453 85,998 13,444,332
    Class C .............................................. 1,393,451 9,953 815,331
    Class R .............................................. 297,707 1,261 449,539
    Class R6 ............................................. 1,931,181 63 914,947
    Advisor Class .......................................... 4,038,836 35,342 4,200,501
Custodian fees (Note 4 ) .................................... 405,549 1,172 157,624
Reports to shareholders fees ................................ 1,332,310 8,935 1,001,001
Registration and filing fees .................................. 1,159,228 92,168 367,184
Professional fees ......................................... 109,623 56,272 135,087
Trustees' fees and expenses ................................ 164,016 1,645 150,152
Amortization of offering costs (Note 1k) ........................ — 44,051 —
Other .................................................. 342,951 7,450 339,222
Total expenses ....................................... 165,899,248 1,127,710 152,630,631
Expense reductions (Note 4 ) ............................. (28) (3) (51)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (293,643) (216,761) (160,006)
Net expenses ....................................... 165,605,577 910,946 152,470,574
Net investment income (loss) .......................... (110,881,188) (644,039) 4,643,091
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:*
Unaffiliated issuers .................................... 374,439,822 421,837 2,255,989,584
Foreign currency transactions .............................. (650,537) (32) (45,052)
Net realized gain (loss) ................................ 373,789,285 421,805 2,255,944,532
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 5,610,019,094 16,905,656 2,537,598,120
Translation of other assets and liabilities denominated in foreign currencies ........................................... (22,083) — (1,343)
Net change in unrealized appreciation (depreciation) .......... 5,609,997,011 16,905,656 2,537,596,777
Net realized and unrealized gain (loss) .......................... 5,983,786,296 17,327,461 4,793,541,309
Net increase (decrease) in net assets resulting from operations ........ $5,872,905,108 $16,683,422 $4,798,184,400

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends: (net of foreign taxes of $30,854,940, $– and $1,890,348, respectively)
Unaffiliated issuers ...................................... $1,532,628,685 $— $182,490,086
Non-controlled affiliates (Note 3 f and 11 ) ...................... 10,646,236 9,922 661
Interest:
Unaffiliated issuers:
Paydown gain (loss) ................................... (11,158,523) (68,302,798) —
Paid in cash
a
......................................... 1,160,777,812 152,311,544 511,066
Non-controlled affiliates (Note 3 f and 11 ) ...................... 1,830,781 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 165,616 — 58
Non-controlled affiliates (Note 3 f ) ........................... 1,014 — —
Other income (Note 1 i ) ..................................... 76,206,377 — 1,064,361
Total investment income ................................. 2,771,097,998 84,018,668 184,066,232
Expenses:
Management fees (Note 3 a ) ................................. 263,854,990 22,884,123 28,445,027
Distribution fees: (Note 3c )
    Class A .............................................. 32,193,412 2,745,809 2,117,546
    Class A1 ............................................. 53,392,881 3,632,258 5,219,528
    Class C .............................................. 60,871,606 1,992,708 3,254,463
    Class R .............................................. 1,226,252 115,554 419,264
Transfer agent fees: (Note 3e )
    Class A .............................................. 10,954,569 1,474,675 893,541
    Class A1 ............................................. 30,443,811 3,371,122 3,654,241
    Class C .............................................. 8,033,304 411,111 523,388
    Class R .............................................. 210,301 31,427 88,680
    Class R6 ............................................. 444,076 129,136 167,911
    Advisor Class .......................................... 9,532,471 1,058,961 1,300,749
Custodian fees (Note 4 ) .................................... 540,734 31,959 62,532
Reports to shareholders fees ................................ 4,002,476 440,703 424,040
Registration and filing fees .................................. 1,016,837 320,256 246,032
Professional fees ......................................... 1,242,301 96,833 116,387
Trustees' fees and expenses ................................ 513,424 39,073 46,837
Other .................................................. 2,763,364 865,566 195,465
Total expenses ....................................... 481,236,809 39,641,274 47,175,631
Expense reductions (Note 4 ) ............................. (365,146) (17,782) (14)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (1,433,790) (191,512) (130,776)
Net expenses ....................................... 479,437,873 39,431,980 47,044,841
Net investment income .............................. 2,291,660,125 44,586,688 137,021,391

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 7,897,887,029 (37,616,745) 264,092,197
Non-controlled affiliates (Note 3 f and 11 ) .................... 136,369,389 — —
Written options ......................................... 244,136,155 — —
Foreign currency transactions .............................. (606,553) — 31,213
Net realized gain (loss) ................................ 8,277,786,020 (37,616,745) 264,123,410
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 4,347,245,080 (55,832,649) 331,119,932
Non-controlled affiliates (Note 3 f and 11 ) .................... 121,873,996 — —
Translation of other assets and liabilities denominated in foreign currencies ........................................... (2,838,246) — (51,116)
Written options ......................................... (12,542,094) — —
Net change in unrealized appreciation (depreciation) .......... 4,453,738,736 (55,832,649) 331,068,816
Net realized and unrealized gain (loss) .......................... 12,731,524,756 (93,449,394) 595,192,226
Net increase (decrease) in net assets resulting from operations ........ $ 15,023,184,881 $(48,862,706) $732,213,617
*Includes gains from a redemption in-kind (Note 13).
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin DynaTech Fund Franklin Focused Growth Fund
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(110,881,188) $(37,307,263) $(644,039) $(96,095)
Net realized gain (loss) ............ 373,789,285 (11,782,615) 421,805 616,957
Net change in unrealized appreciation
(depreciation) ................. 5,609,997,011 5,214,814,999 16,905,656 6,946,877
Net increase (decrease) in net
assets resulting from operations . 5,872,905,108 5,165,725,121 16,683,422 7,467,739
Distributions to shareholders:
Class A ........................ — (36,593,390) (319,730) —
Class C ........................ — (5,870,103) (38,815) —
Class R ........................ — (1,018,472) (5,388) —
Class R6 ....................... — (18,942,625) (542) —
Advisor Class ................... — (9,227,766) (143,074) (271,450)
Total distributions to shareholders ..... — (71,652,356) (507,549) (271,450)
Capital share transactions: (Note 2 )
Class A ........................ 1,166,707,331 1,454,891,535 43,462,387 23,681,349
Class C ........................ (76,438,621) 180,005,579 883,316 3,472,386
Class R ........................ 22,853,993 31,793,316 179,679 636,164
Class R6 ....................... 2,023,008,052 1,809,661,791 (6,601) 54,504
Advisor Class ................... 546,990,073 971,781,641 3,763,971 8,733,501
Total capital share transactions ....... 3,683,120,828 4,448,133,862 48,282,752 36,577,904
Net increase (decrease) in net
assets ..................... 9,556,025,936 9,542,206,627 64,458,625 43,774,193
Net assets:
Beginning of year .................. 18,396,834,210 8,854,627,583 48,178,369 4,404,176
End of year ...................... $27,952,860,146 $18,396,834,210 $112,636,994 $48,178,369

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Growth Fund Franklin Income Fund
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,643,091 $60,448,577 $2,291,660,125 $2,517,733,786
Net realized gain (loss) ............ 2,255,944,532 1,577,883,876 8,277,786,020 (1,745,655,238)
Net change in unrealized appreciation
(depreciation) ................. 2,537,596,777 2,276,524,662 4,453,738,736 (4,183,159,000)
Net increase (decrease) in net
assets resulting from operations . 4,798,184,400 3,914,857,115 15,023,184,881 (3,411,080,452)
Distributions to shareholders:
Class A ........................ (914,505,600) (533,975,512) (592,401,375) (456,846,261)
Class A1 ....................... — — (1,711,720,100) (1,983,784,425)
Class C ........................ (64,091,884) (41,241,305) (403,199,100) (576,464,046)
Class R ........................ (32,805,859) (23,492,106) (11,176,955) (12,776,908)
Class R6 ....................... (241,399,632) (159,258,755) (54,960,003) (102,305,422)
Advisor Class ................... (294,899,901) (191,436,704) (551,809,902) (614,533,098)
Total distributions to shareholders ..... (1,547,702,876) (949,404,382) (3,325,267,435) (3,746,710,160)
Capital share transactions: (Note 2 )
Class A ........................ (27,036,183) 97,946,521 4,037,666,517 3,477,926,943
Class A1 ....................... — — (2,988,069,908) (3,211,657,147)
Class C ........................ (175,973,220) (92,577,459) (3,537,489,972) (2,917,320,022)
Class R ........................ (90,877,145) (82,247,248) (4,876,292) (18,625,701)
Class R6 ....................... (384,267,389) (26,354,084) (1,087,687,048) (89,580,554)
Advisor Class ................... 74,268,334 (172,809,996) 449,167,160 (943,560,671)
Total capital share transactions ....... (603,885,603) (276,042,266) (3,131,289,543) (3,702,817,152)
Net increase (decrease) in net
assets ..................... 2,646,595,921 2,689,410,467 8,566,627,903 (10,860,607,764)
Net assets:
Beginning of year .................. 18,686,254,441 15,996,843,974 63,665,293,827 74,525,901,591
End of year ...................... $21,332,850,362 $18,686,254,441 $72,231,921,730 $63,665,293,827

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Securities Fund Franklin Utilities Fund
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $44,586,688 $83,651,109 $137,021,391 $160,749,555
Net realized gain (loss) ............ (37,616,745) 28,608,372 264,123,410 408,249,244
Net change in unrealized appreciation
(depreciation) ................. (55,832,649) 36,591,677 331,068,816 (1,191,749,346)
Net increase (decrease) in net
assets resulting from operations . (48,862,706) 148,851,158 732,213,617 (622,750,547)
Distributions to shareholders:
Class A ........................ (23,887,218) (18,115,363) (73,915,473) (25,093,089)
Class A1 ....................... (56,617,836) (74,781,123) (326,246,620) (156,995,208)
Class C ........................ (5,344,917) (8,281,370) (47,366,175) (25,054,946)
Class R ........................ (439,687) (763,817) (7,457,012) (3,626,631)
Class R6 ....................... (8,320,373) (9,736,779) (14,174,816) (7,024,821)
Advisor Class ................... (18,999,076) (23,389,929) (115,894,567) (51,729,682)
Total distributions to shareholders ..... (113,609,107) (135,068,381) (585,054,663) (269,524,377)
Capital share transactions: (Note 2 )
Class A ........................ (41,286,508) 763,086,030 231,006,447 305,811,426
Class A1 ....................... (476,854,975) (231,496,873) (149,939,578) (279,454,687)
Class C ........................ (148,136,268) (35,370,433) (208,206,881) (137,173,801)
Class R ........................ (7,497,229) (5,296,773) (3,125,939) (5,101,327)
Class R6 ....................... (46,647,889) (213,464,773) 6,307,964 16,015,666
Advisor Class ................... (25,201,526) (208,817,347) (6,498,496) 85,734,447
Total capital share transactions ....... (745,624,395) 68,639,831 (130,456,483) (14,168,276)
Net increase (decrease) in net
assets ..................... (908,096,208) 82,422,608 16,702,471 (906,443,200)
Net assets:
Beginning of year .................. 5,246,465,163 5,164,042,555 6,075,690,917 6,982,134,117
End of year ...................... $4,338,368,955 $5,246,465,163 $6,092,393,388 $6,075,690,917

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Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation

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Notes to Financial Statements

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Annual Report
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Notes to Financial Statements

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Annual Report
of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on September 30, 2021.
d. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
f. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
g. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

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Notes to Financial Statements

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Annual Report
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or a joint repurchase agreement as included in the Statements of
Assets and Liabilities. Additionally, at September 30, 2021
the Franklin DynaTech Fund and Franklin Growth Fund
held $16,218,048 and $8,780,892, respectively, in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. When uncertainty
exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims
received by the Funds, if any, reduce the amount of foreign
taxes Fund shareholders can use as tax deductions or
credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of September
30, 2021, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
g. Securities Lending
(continued)

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Annual Report
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
k. Offering Costs
Offering costs are amortized on a straight line basis over the first twelve months of operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
1. Organization and Significant Accounting Policies
(continued)

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Notes to Financial Statements

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Annual Report
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2021
Shares sold
a
................................... 22,450,304 $3,225,590,483 2,298,548 $66,948,165
Shares issued in reinvestment of distributions .......... — — 11,547 311,678
Shares redeemed ............................... (14,413,505) (2,058,883,152) (832,827) (23,797,456)
Net increase (decrease) .......................... 8,036,799 $1,166,707,331 1,477,268 $43,462,387
Year ended September 30, 2020
b
Shares sold
a
................................... 28,364,638 $2,769,255,113 1,189,714 $26,508,969
Shares issued in reinvestment of distributions .......... 402,761 34,512,576 — —
Shares redeemed ............................... (14,031,050) (1,348,876,154) (120,097) (2,827,620)
Net increase (decrease) .......................... 14,736,349 $1,454,891,535 1,069,617 $23,681,349
Class C
Class C Shares:
Year ended September 30, 2021
Shares sold ................................... 2,828,390 $329,663,898 181,084 $5,135,059
Shares issued in reinvestment of distributions .......... — — 1,441 38,661
Shares redeemed
a
.............................. (3,385,379) (406,102,519) (147,086) (4,290,404)
Net increase (decrease) .......................... (556,989) $(76,438,621) 35,439 $883,316
Year ended September 30, 2020
b
Shares sold ................................... 5,052,306 $403,013,647 166,260 $3,673,808
Shares issued in reinvestment of distributions .......... 80,045 5,663,940 — —
Shares redeemed
a
.............................. (2,834,712) (228,672,008) (8,672) (201,422)
Net increase (decrease) .......................... 2,297,639 $180,005,579 157,588 $3,472,386
Class R
Class R Shares:
Year ended September 30, 2021
Shares sold ................................... 616,643 $85,062,126 8,048 $254,410
Shares issued in reinvestment of distributions .......... — — 198 5,336
Shares redeemed ............................... (446,989) (62,208,133) (2,717) (80,067)
Net increase (decrease) .......................... 169,654 $22,853,993 5,529 $179,679
Year ended September 30, 2020
b
Shares sold ................................... 796,616 $73,704,539 26,436 $655,110
Shares issued in reinvestment of distributions .......... 12,155 1,008,426 — —
Shares redeemed ............................... (463,145) (42,919,649) (775) (18,946)
Net increase (decrease) .......................... 345,626 $31,793,316 25,661 $636,164
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended September 30, 2021
Shares sold ................................... 25,514,587 $3,822,032,801 — $—
Shares issued in reinvestment of distributions .......... — — 18 490
Shares redeemed ............................... (11,892,075) (1,799,024,749) (248) (7,091)
Net increase (decrease) .......................... 13,622,512 $2,023,008,052 (230) $(6,601)
Year ended September 30, 2020
b
Shares sold ................................... 26,515,105 $2,733,712,541 2,591 $54,504
Shares issued in reinvestment of distributions .......... 210,608 18,853,620 — —
Shares redeemed ............................... (9,539,958) (942,904,370) — —
Net increase (decrease) .......................... 17,185,755 $1,809,661,791 2,591 $54,504
Advisor Class
Advisor Class Shares:
Year ended September 30, 2021
Shares sold ................................... 11,005,673 $1,635,552,794 914,232 $27,927,761
Shares issued in reinvestment of distributions .......... — — 1,206 32,617
Shares redeemed ............................... (7,316,134) (1,088,562,721) (794,013) (24,196,407)
Net increase (decrease) .......................... 3,689,539 $546,990,073 121,425 $3,763,971
Year ended September 30, 2020
Shares sold ................................... 16,461,840 $1,663,036,037 422,071 $8,849,438
Shares issued in reinvestment of distributions .......... 95,164 8,429,619 — —
Shares redeemed ............................... (7,080,222) (699,684,015) (4,849) (115,937)
Net increase (decrease) .......................... 9,476,782 $971,781,641 417,222 $8,733,501
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2021
Shares sold
a
................................... 10,761,385 $1,530,421,261 2,486,746,513 $6,012,096,557
Shares issued in reinvestment of distributions .......... 6,500,918 849,149,921 227,899,336 535,039,091
Shares redeemed ............................... (16,660,446) (2,406,607,365) (1,066,730,651) (2,509,469,131)
Net increase (decrease) .......................... 601,857 $(27,036,183) 1,647,915,198 $4,037,666,517
Year ended September 30, 2020
Shares sold
a
................................... 13,572,097 $1,499,164,158 2,231,805,325 $4,788,946,529
Shares issued in reinvestment of distributions .......... 4,607,922 498,807,566 200,674,952 428,721,746
Shares issued on reorganization .................... 681,606 54,922,873 — —
Shares redeemed ............................... (17,479,810) (1,954,948,076) (820,875,107) (1,739,741,332)
Net increase (decrease) .......................... 1,381,815 $97,946,521 1,611,605,170 $3,477,926,943
Class A1
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended September 30, 2021
Shares sold ................................... — $— 479,110,753 $1,144,654,736
Shares issued in reinvestment of distributions .......... — — 670,125,547 1,566,412,599
Shares redeemed ............................... — — (2,421,276,941) (5,699,137,243)
Net increase (decrease) .......................... — $— (1,272,040,641) $(2,988,069,908)
Year ended September 30, 2020
Shares sold ................................... — $— 605,114,189 $1,309,458,300
Shares issued in reinvestment of distributions .......... — — 841,814,378 1,814,735,049
Shares redeemed ............................... — — (2,964,479,957) (6,335,850,496)
Net increase (decrease) .......................... — $— (1,517,551,390) $(3,211,657,147)
Class C
Class C Shares:
Year ended September 30, 2021
Shares sold ................................... 878,018 $110,767,406 369,536,736 $901,731,340
Shares issued in reinvestment of distributions .......... 540,219 63,146,424 163,270,374 386,364,385
Shares redeemed
a
.............................. (2,680,063) (349,887,050) (1,962,492,383) (4,825,585,697)
Net increase (decrease) .......................... (1,261,826) $(175,973,220) (1,429,685,273) $(3,537,489,972)
Year ended September 30, 2020
Shares sold ................................... 1,134,871 $114,930,143 480,482,839 $1,065,708,701
Shares issued in reinvestment of distributions .......... 395,742 38,913,324 240,566,813 526,881,379
Shares issued on reorganization ................... 131,927 9,642,973 — —
Shares redeemed
a
.............................. (2,489,823) (256,063,899) (2,081,765,774) (4,509,910,102)
Net increase (decrease) .......................... (827,283) $(92,577,459) (1,360,716,122) $(2,917,320,022)
Class R
Class R Shares:
Year ended September 30, 2021
Shares sold ................................... 250,280 $35,061,835 21,710,983 $51,205,964
Shares issued in reinvestment of distributions .......... 250,543 32,588,126 4,834,655 11,084,861
Shares redeemed ............................... (1,128,351) (158,527,106) (29,013,897) (67,167,117)
Net increase (decrease) .......................... (627,528) $(90,877,145) (2,468,259) $(4,876,292)
Year ended September 30, 2020
Shares sold ................................... 438,763 $49,058,513 25,335,822 $53,679,732
Shares issued in reinvestment of distributions .......... 215,326 23,244,460 5,933,815 12,525,310
Shares issued on reorganization ................... 1,379 110,728 — —
Shares redeemed ............................... (1,382,098) (154,660,949) (40,320,807) (84,830,743)
Net increase (decrease) .......................... (726,630) $(82,247,248) (9,051,170) $(18,625,701)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended September 30, 2021
Shares sold ................................... 3,272,102 $463,210,889 89,459,562 $211,443,897
Shares issued in reinvestment of distributions .......... 1,693,859 221,624,576 21,206,893 47,792,309
Shares redeemed in-kind (Note 13) .................. (859,936) (116,617,086) — —
Shares redeemed ............................... (6,691,054) (952,485,768) (593,615,276) (1,346,923,254)
Net increase (decrease) .......................... (2,585,029) $(384,267,389) (482,948,821) $(1,087,687,048)
Year ended September 30, 2020
Shares sold ................................... 5,630,222 $626,797,874 105,804,359 $227,268,477
Shares issued in reinvestment of distributions .......... 1,355,970 146,824,455 44,557,746 95,237,499
Shares issued on reorganization ................... 8,606 694,117 — —
Shares redeemed ............................... (7,043,737) (800,670,530) (195,996,222) (412,086,530)
Net increase (decrease) .......................... (48,939) $(26,354,084) (45,634,117) $(89,580,554)
Advisor Class
Advisor Class Shares:
Year ended September 30, 2021
Shares sold ................................... 6,084,784 $911,711,800 1,011,404,240 $2,393,159,824
Shares issued in reinvestment of distributions .......... 1,944,250 254,677,320 215,574,797 501,000,847
Shares redeemed ............................... (7,510,655) (1,092,120,786) (1,052,411,881) (2,444,993,511)
Net increase (decrease) .......................... 518,379 $74,268,334 174,567,156 $449,167,160
Year ended September 30, 2020
Shares sold ................................... 5,569,885 $622,207,744 1,042,609,514 $2,237,381,151
Shares issued in reinvestment of distributions .......... 1,537,666 166,713,686 258,698,629 552,732,715
Shares issued on reorganization ................... 110,569 8,927,640 — —
Shares redeemed ............................... (8,564,088) (970,659,066) (1,775,265,615) (3,733,674,537)
Net increase (decrease) .......................... (1,345,968) $(172,809,996) (473,957,472) $(943,560,671)
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2021
Shares sold
a
................................... 89,048,888 $536,625,922 22,811,120 $471,624,865
Shares issued in reinvestment of distributions .......... 3,796,157 22,766,715 3,159,167 62,740,214
Shares redeemed ............................... (99,939,196) (600,679,145) (14,909,843) (303,358,632)
Net increase (decrease) .......................... (7,094,151) $(41,286,508) 11,060,444 $231,006,447
Year ended September 30, 2020
Shares sold
a
................................... 165,446,175 $1,011,564,347 26,610,660 $556,423,424
Shares issued in reinvestment of distributions .......... 2,856,704 17,452,362 1,023,288 21,318,732
Shares redeemed ............................... (43,482,356) (265,930,679) (13,227,827) (271,930,730)
Net increase (decrease) .......................... 124,820,523 $763,086,030 14,406,121 $305,811,426
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended September 30, 2021
Shares sold ................................... 32,558,459 $196,137,703 6,411,233 $130,366,150
Shares issued in reinvestment of distributions .......... 7,736,135 46,404,671 15,028,911 298,136,413
Shares redeemed ............................... (120,294,904) (719,397,349) (28,494,750) (578,442,141)
Net increase (decrease) .......................... (80,000,310) $(476,854,975) (7,054,606) $(149,939,578)
Year ended September 30, 2020
Shares sold ................................... 52,130,054 $317,814,590 8,112,628 $168,512,761
Shares issued in reinvestment of distributions .......... 10,091,453 61,577,188 6,824,409 142,669,167
Shares redeemed ............................... (100,228,230) (610,888,651) (28,792,932) (590,636,615)
Net increase (decrease) .......................... (38,006,723) $(231,496,873) (13,855,895) $(279,454,687)
Class C
Class C Shares:
Year ended September 30, 2021
Shares sold ................................... 12,752,895 $76,470,649 2,249,049 $45,668,999
Shares issued in reinvestment of distributions .......... 876,685 5,224,662 2,345,268 46,172,729
Shares redeemed
a
.............................. (38,672,490) (229,831,579) (14,504,035) (300,048,609)
Net increase (decrease) .......................... (25,042,910) $(148,136,268) (9,909,718) $(208,206,881)
Year ended September 30, 2020
Shares sold ................................... 29,895,894 $181,312,974 4,039,119 $84,267,016
Shares issued in reinvestment of distributions .......... 1,257,443 7,616,309 1,125,133 23,428,018
Shares redeemed
a
.............................. (37,031,228) (224,299,716) (12,031,826) (244,868,835)
Net increase (decrease) .......................... (5,877,891) $(35,370,433) (6,867,574) $(137,173,801)
Class R
Class R Shares:
Year ended September 30, 2021
Shares sold ................................... 908,077 $5,471,084 938,885 $19,039,802
Shares issued in reinvestment of distributions .......... 71,959 431,680 376,330 7,434,213
Shares redeemed ............................... (2,226,889) (13,399,993) (1,459,736) (29,599,954)
Net increase (decrease) .......................... (1,246,853) $(7,497,229) (144,521) $(3,125,939)
Year ended September 30, 2020
Shares sold ................................... 2,655,852 $16,194,708 1,826,488 $38,608,635
Shares issued in reinvestment of distributions .......... 122,169 745,216 172,297 3,588,892
Shares redeemed ............................... (3,641,431) (22,236,697) (2,311,257) (47,298,854)
Net increase (decrease) .......................... (863,410) $(5,296,773) (312,472) $(5,101,327)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended September 30, 2021
Shares sold ................................... 14,680,034 $88,831,810 2,602,530 $53,255,623
Shares issued in reinvestment of distributions .......... 1,368,088 8,243,208 705,440 14,135,443
Shares redeemed ............................... (23,746,448) (143,722,907) (2,987,204) (61,083,102)
Net increase (decrease) .......................... (7,698,326) $(46,647,889) 320,766 $6,307,964
Year ended September 30, 2020
Shares sold ................................... 25,475,895 $156,361,081 4,191,939 $89,390,985
Shares issued in reinvestment of distributions .......... 1,576,631 9,666,706 332,307 7,001,051
Shares redeemed ............................... (62,059,954) (379,492,560) (3,907,293) (80,376,370)
Net increase (decrease) .......................... (35,007,428) $(213,464,773) 616,953 $16,015,666
Advisor Class
Advisor Class Shares:
Year ended September 30, 2021
Shares sold ................................... 100,843,441 $605,662,748 15,271,199 $312,500,667
Shares issued in reinvestment of distributions .......... 2,890,966 17,388,910 5,397,482 108,098,490
Shares redeemed ............................... (108,356,509) (648,253,184) (20,941,268) (427,097,653)
Net increase (decrease) .......................... (4,622,102) $(25,201,526) (272,587) $(6,498,496)
Year ended September 30, 2020
Shares sold ................................... 88,283,587 $542,055,380 20,381,545 $427,808,668
Shares issued in reinvestment of distributions .......... 3,609,760 22,075,398 2,288,051 48,162,900
Shares redeemed ............................... (125,578,345) (772,948,125) (19,091,448) (390,237,121)
Net increase (decrease) .......................... (33,684,998) $(208,817,347) 3,578,148 $85,734,447
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period February 14, 2020 (effective date) to September 30, 2020 for Classes A, C, R and R6 of Franklin Focused Growth Fund .
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
Franklin Focused Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the
Fund as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $3 billion
0.500% Over $3 billion, up to and including $5 billion
0.450% In excess of $5 billion
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended September 30, 2021, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Gross effective investment management fee rate ........ 0.421% 0.700% 0.427%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.375% 0.453% 0.451%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.15% 0.15% 0.15%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,722,568 $58,908 $1,652,974
CDSC retained ........................... $273,276 $4,914 $85,278
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,346,316 $103,306 $121,724
CDSC retained ........................... $1,055,223 $329,207 $66,636
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Transfer agent fees ........................ $7,827,603 $108,896 $8,316,215
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended September 30, 2021, investments in affiliated management investment companies were as follows:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $25,121,285 $3,084,677 $2,926,919
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $323,931,348 $3,339,598,035 $(3,267,399,229) $— $— $396,130,154 396,130,154 $14,869
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 72,237,000 1,209,008,000 (1,236,568,000) — — 44,677,000 44,677,000 3,303
Total Affiliated Securities ... $396,168,348 $4,548,606,035 $(4,503,967,229) $— $— $440,807,154 $18,172
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $2,346,648 $68,213,021 $(67,354,590) $— $— $3,205,079 3,205,079 $157
Total Affiliated Securities ... $2,346,648 $68,213,021 $(67,354,590) $— $— $3,205,079 $157
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $94,207,855 $2,254,437,241 $(2,206,646,554) $— $— $141,998,542 141,998,542 $9,537
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $46,871,000 $660,075,000 $(630,172,000) $ — $ — $76,774,000 76,774,000 $1,943
Total Affiliated Securities ... $141,078,855 $2,914,512,241 $(2,836,818,554) $— $— $218,772,542 $11,480
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $639,000,040 $26,961,973,466 $(24,171,984,730) $— $— $3,428,988,776 3,428,988,776 $95,328
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 23,122,000 445,429,000 (466,675,000) — — 1,876,000 1,876,000 1,014
Total Affiliated Securities ... $662,122,040 $27,407,402,466 $(24,638,659,730) $— $— $3,430,864,776 $96,342
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $231,583,058 $1,056,430,107 $(1,202,305,119) $— $— $85,708,046 85,708,046 $9,922
Total Affiliated Securities ... $231,583,058 $1,056,430,107 $(1,202,305,119) $— $— $85,708,046 $9,922
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $5,118,759 $529,546,650 $(522,035,947) $— $— $12,629,462 12,629,462 $661
Total Affiliated Securities ... $5,118,759 $529,546,650 $(522,035,947) $— $— $12,629,462 $661
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Focused Growth Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.85% based on the average net assets of each class until January 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the
Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2022. Prior to January 31, 2021, for Franklin
Income Fund the Class R6 transfer agent fees were limited to 0.02% based on the average net assets of the class.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the year ended September 30, 2021, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended September 30, 2021, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2021, the capital loss carryforwards were as follows:
During the year ended September 30, 2021, the following Funds utilized capital loss carryforwards as follows:
Franklin Income
Fund
Purchases .............................. $199,582,086
Sales .................................. —
Franklin U.S.
Government
Securities Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 280,349,613
Long term ............................. 410,781,366
Total capital loss carryforwards ............ $691,130,979
Franklin
DynaTech Fund
Franklin Income
Fund
a 1 1
Capital loss utilized carryforwards ............. $10,904,697
$5,417,294,034
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2021 the deferred losses were as follows:
The tax character of distributions paid during the years ended September 30, 2021 and 2020, was as follows:
At September 30, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
1 1 1
Late-year ordinary loss .................... $ 88,558,636 $ 559, 818
Post-October capital loss .................. — 18,56 8
$88,558,636 $578,386
Franklin DynaTech Fund Franklin Focused Growth Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $— $— $169,579 $5,450
Long term capital gain .................... — 71,650,551 337,970 266,000
$— $71,650,551 $507,549 $271,450
Franklin Growth Fund Franklin Income Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $36,384,494 $78,550,080 $3,325,267,435 $3,746,710,160
Long term capital gain .................... 1,511,318,382 870,854,302 — —
$1,547,702,876 $949,404,382 $3,325,267,435 $3,746,710,160
Franklin U.S. Government Securities
Fund Franklin Utilities Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $113,609,107 $135,068,381 $162,038,791 $171,087,874
Long term capital gain .................... — — 423,015,872 98,436,503
$113,609,107 $135,068,381 $585,054,663 $269,524,377
5. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, EU reclaims, passive foreign investment company shares, paydown losses, bond discounts and premiums, corporate actions, equity-linked securities, wash sales and gains realized on in-kind shareholder redemptions.
The Funds, except for Franklin Income Fund and Franklin U.S. Government Securities Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended September
30, 2021, were as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
a a a a
Cost of investments ....................... $13,587,989,617 $86,643,358 $6,113,868,433
Unrealized appreciation ..................... $14,450,392,955 $26,563,554 $15,431,870,276
Unrealized depreciation ..................... (39,751,249) (1,189,718) (110,178,978)
Net unrealized appreciation (depreciation) ....... $14,410,641,706 $25,373,836 $15,321,691,298
Distributable earnings:
Undistributed ordinary income ................ $— $— $9,276,364
Undistributed long term capital gains ........... 330,182,220 512,951 1,809,125,540
Total distributable earnings .................. $330,182,220 $512,951 $1,818,401,904
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a a
Cost of investments ....................... $69,310,225,751 $4,272,860,261 $3,128,766,904
Unrealized appreciation ..................... $4,908,452,305 $104,729,929 $2,992,117,132
Unrealized depreciation ..................... (2,417,177,293) (15,481,035) (39,274,920)
Net unrealized appreciation (depreciation) ....... $2,491,275,012 $89,248,894 $2,952,842,212
Distributable earnings:
Undistributed ordinary income ................ $517,308,778 $493,188 $19,611,266
Undistributed long term capital gains ........... 1,062,281,571 — 149,160,504
Total distributable earnings .................. $1,579,590,349 $493,188 $168,771,770
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Purchases .............................. $7,794,637,709 $64,199,785 $1,242,186,336
Sales .................................. $4,447,389,136 $18,092,454 $3,272,078,838
a
5. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
At September 30, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk
At September 30, 2021, Franklin Income Fund had 18.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At September 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $46,783,532,916 $4,296,318,465 $320,925,645
Sales .................................. $52,433,015,994 $4,927,022,926 $869,027,587
a
Sales of investments excludes in-kind transactions of $115,808,692.
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $83,964,779 $95,948,763 $2,345,689
a
The agreements can be terminated at any time..
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities..
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
822,494 Gusto, Inc., E ............................... 7/13/21 $ 24,999,977 $ 28,554,628
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 20,099,993
6. Investment Transactions
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Other Derivative Information
At September 30, 2021, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended September 30, 2021, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended September 30, 2021, the average month end notional amount of options represented 28,966,062 shares.
See Note 1(e) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended September 30, 2021, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund (continued)
540,043 Stripe, Inc., B ............................... 5/18/21 $ 21,671,052 $ 23,032,834
756,137 Stripe, Inc., H ............................... 3/15/21 30,339,997 32,249,243
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $93,677,702 $103,936,698
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 48,500,500
Total .................... $— $48,500,500
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $244,136,155 Written options $(12,542,094)
Total ....................... $244,136,155 $(12,542,094)
6. Investment Transactions
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended September 30, 2021, the
Funds did not use the Global Credit Facility.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Bonanza Creek Energy,
Inc. ............ $ — $ 172,109,284 $ (46,984,534) $ 3,055,250 $ 34,680,000 $ 162,860,000 3,400,000 $ 2,678,690
Chesapeake Energy Corp. — 498,432,872
a
(442,140,279) 182,255,608 69,401,799 307,950,000 5,000,000 6,008,537
Chesapeake Energy Corp.,
2/09/26 .......... — 730,829,175
a
(57,703,882) (17,961,556) (263,830,237) 391,333,500 12,050,000 —
Chesapeake Energy Corp.,
Escrow Account, 144A — 50,000,000
a
(26,731,250) 1,731,250 1,742,500 26,742,500 25,000,000 1,863,681
CHS/Community Health
Systems, Inc. ...... — 104,604,374
a
— — 12,395,626 117,000,000 10,000,000 —
Weatherford International
plc ............. 28,665,000 — (30,456,816) (32,903,179) 267,194,395 232,499,400 11,820,000 —
$28,665,000 $1,555,975,705 $(604,016,761) $ 136,177,373 $ 121,584,083 $1,238,385,400 — $ 10,550,908
Interest
Bonanza Creek Energy,
Inc., Senior Note, 7.5%,
4/30/26 .......... — 50,171,367 (17,650,000) 192,016 289,913 33,003,296 32,713,617 1,830,781
Total Affiliated Securities
(Value is 1.8% of Net
Assets) .......... $28,665,000 $1,606,147,072 $(621,666,761) $ 136,369,389 $ 121,873,996 $1,271,388,696 $12,381,689
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
13. Redemption In-Kind
During the year ended September 30, 2021, the Franklin Growth Fund realized $80,827,002 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 135,622,950 $ — $ — $ 135,622,950
Automobiles .......................... 465,288,000 — — 465,288,000
Banks ............................... 97,032,000 — — 97,032,000
Biotechnology ......................... 469,172,814 90,650,969 — 559,823,783
Capital Markets ........................ 612,653,000 — — 612,653,000
Chemicals ........................... — 56,868,604 — 56,868,604
Diversified Consumer Services ............ 64,880,044 — — 64,880,044
Electric Utilities ........................ 176,670,000 — — 176,670,000
Electronic Equipment, Instruments &
Components ........................ 223,818,000 104,452,446 — 328,270,446
Entertainment ......................... 1,094,088,000 — — 1,094,088,000
Equity Real Estate Investment Trusts (REITs) . 218,888,000 — — 218,888,000
Health Care Equipment & Supplies ......... 1,843,374,550 — — 1,843,374,550
Health Care Providers & Services .......... 166,515,500 — — 166,515,500
Health Care Technology ................. 493,960,500 — — 493,960,500
Hotels, Restaurants & Leisure ............. 202,568,500 — — 202,568,500
Industrial Conglomerates ................ 89,226,000 — — 89,226,000
Interactive Media & Services .............. 2,158,688,472 315,629,566 — 2,474,318,038
Internet & Direct Marketing Retail .......... 2,506,573,432 103,026,257 — 2,609,599,689
IT Services ........................... 3,444,990,214 611,152,078 — 4,056,142,292
Life Sciences Tools & Services ............ 1,404,222,000 456,938,729 — 1,861,160,729
Media ............................... 235,396,500 — — 235,396,500
Pharmaceuticals ....................... 296,675,000 — — 296,675,000
Professional Services ................... 129,090,000 — — 129,090,000
Semiconductors & Semiconductor Equipment . 2,469,693,150 — — 2,469,693,150
Software ............................. 6,323,736,059 — — 6,323,736,059

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Specialty Retail ........................ $ 200,131,850 $ — $ — $ 200,131,850
Technology Hardware, Storage & Peripherals . 226,400,000 — — 226,400,000
Short Term Investments ................... 440,807,154 69,750,985 — 510,558,139
Total Investments in Securities ........... $26,190,161,689 $1,808,469,634
a
$— $27,998,631,323
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,118,203 — — 1,118,203
Automobiles .......................... 3,312,851 — — 3,312,851
Capital Markets ........................ 1,952,771 — — 1,952,771
Electric Utilities ........................ 2,198,717 — — 2,198,717
Entertainment ......................... 4,698,706 — — 4,698,706
Equity Real Estate Investment Trusts (REITs) . 1,045,923 — — 1,045,923
Food & Staples Retailing ................. 2,167,215 — — 2,167,215
Health Care Equipment & Supplies ......... 11,129,483 — — 11,129,483
Health Care Technology ................. 2,311,123 — — 2,311,123
Interactive Media & Services .............. 7,272,092 1,193,609 — 8,465,701
Internet & Direct Marketing Retail .......... 12,480,539 — — 12,480,539
IT Services ........................... 14,738,038 3,812,712 — 18,550,750
Life Sciences Tools & Services ............ 1,246,703 1,845,063 — 3,091,766
Media ............................... 2,302,000 — — 2,302,000
Personal Products ..................... 1,101,043 — — 1,101,043
Semiconductors & Semiconductor Equipment . 11,936,741 — — 11,936,741
Software ............................. 20,948,583 — — 20,948,583
Short Term Investments ................... 3,205,079 — — 3,205,079
Total Investments in Securities ........... $105,165,810 $6,851,384
b
$— $112,017,194
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 746,657,395 — — 746,657,395
Auto Components ...................... 90,465,161 — — 90,465,161
Automobiles .......................... 102,545,479 — — 102,545,479
Beverages ........................... 557,066,842 — — 557,066,842
Biotechnology ......................... 406,125,973 — — 406,125,973
Building Products ...................... 277,905,475 — — 277,905,475
Capital Markets ........................ 725,851,801 — — 725,851,801
Chemicals ........................... 467,257,000 — — 467,257,000
Commercial Services & Supplies ........... 76,901,792 — — 76,901,792
Construction Materials .................. 106,733,315 — — 106,733,315
Electric Utilities ........................ 158,611,028 — — 158,611,028
Electrical Equipment .................... 85,413,004 — — 85,413,004
Electronic Equipment, Instruments &
Components ........................ 626,825,834 — — 626,825,834
Entertainment ......................... 271,206,915 — — 271,206,915
Equity Real Estate Investment Trusts (REITs) . 195,105,457 — — 195,105,457
Food Products ........................ 33,110,281 — — 33,110,281
Health Care Equipment & Supplies ......... 1,335,324,371 — — 1,335,324,371
Health Care Providers & Services .......... 187,345,901 — — 187,345,901
Health Care Technology ................. 81,088,955 — — 81,088,955
Hotels, Restaurants & Leisure ............. 182,112,676 — — 182,112,676
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Interactive Media & Services .............. $ 1,203,024,256 $ — $ — $ 1,203,024,256
Internet & Direct Marketing Retail .......... 1,012,576,248 — — 1,012,576,248
IT Services ........................... 1,324,542,141 166,582,516 — 1,491,124,657
Life Sciences Tools & Services ............ 970,634,869 151,938,900 — 1,122,573,769
Machinery ............................ 827,682,622 — — 827,682,622
Media ............................... 130,896,616 — — 130,896,616
Personal Products ..................... 55,537,438 — — 55,537,438
Pharmaceuticals ....................... 977,653,875 — — 977,653,875
Professional Services ................... 452,634,818 — — 452,634,818
Road & Rail .......................... 609,706,473 — — 609,706,473
Semiconductors & Semiconductor Equipment . 1,353,870,390 — — 1,353,870,390
Software ............................. 3,624,191,604 — 23,032,834 3,647,224,438
Specialty Retail ........................ 8,866,550 — — 8,866,550
Technology Hardware, Storage & Peripherals . 981,338,441 — — 981,338,441
Textiles, Apparel & Luxury Goods .......... 272,302,910 — — 272,302,910
Trading Companies & Distributors .......... 139,612,585 — — 139,612,585
Water Utilities ......................... 116,427,821 — — 116,427,821
Convertible Preferred Stocks ............... — — 80,903,864 80,903,864
Short Term Investments ................... 218,772,542 19,174,763 — 237,947,305
Total Investments in Securities ........... $20,993,926,854 $337,696,179
c
$103,936,698 $21,435,559,731
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,117,152,918 — — 1,117,152,918
Banks ............................... 2,500,630,500 406,511,444 — 2,907,141,944
Beverages ........................... 1,539,115,041 — — 1,539,115,041
Biotechnology ......................... 1,396,130,000 — — 1,396,130,000
Capital Markets ........................ 78,821,100 — — 78,821,100
Chemicals ........................... 294,526,500 454,842,023 — 749,368,523
Communications Equipment .............. 707,590,000 — — 707,590,000
Diversified Telecommunication Services ..... 2,421,514,488 — — 2,421,514,488
Electric Utilities ........................ 3,880,340,000 — — 3,880,340,000
Energy Equipment & Services ............. 318,979,400 — — 318,979,400
Food & Staples Retailing ................. 278,829,690 — — 278,829,690
Health Care Providers & Services .......... 354,608,000 — — 354,608,000
Health Care Technology ................. 24,772,000 — — 24,772,000
Household Products .................... 838,800,000 — — 838,800,000
Independent Power and Renewable Electricity
Producers .......................... 171,000,000 — — 171,000,000
Industrial Conglomerates ................ 263,130,000 — — 263,130,000
Insurance ............................ 216,055,000 — — 216,055,000
IT Services ........................... 660,150,000 — — 660,150,000
Metals & Mining ....................... 113,855,000 — — 113,855,000
Multi-Utilities .......................... 2,177,840,541 — — 2,177,840,541
Oil, Gas & Consumable Fuels ............. 3,470,235,338 — — 3,470,235,338
Personal Products ..................... — 541,323,408 — 541,323,408
Pharmaceuticals ....................... 4,446,768,898 271,365,801 — 4,718,134,699
Road & Rail .......................... 196,010,000 — — 196,010,000
Semiconductors & Semiconductor Equipment . 473,138,784 — — 473,138,784
Specialty Retail ........................ 328,260,000 — — 328,260,000
Tobacco ............................. 1,014,137,141 104,851,925 — 1,118,989,066
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ — $ 266,266,461 $ — $ 266,266,461
Equity-Linked Securities ................... — 12,897,953,865 — 12,897,953,865
Convertible Preferred Stocks :
Capital Markets ........................ 106,663,500 — — 106,663,500
Electric Utilities ........................ 1,262,514,500 — — 1,262,514,500
Machinery ............................ 22,294,000 — — 22,294,000
Multi-Utilities .......................... 580,317,650 — — 580,317,650
Thrifts & Mortgage Finance ............... — 34,637,500 — 34,637,500
Preferred Stocks ........................ 24,740,000 — — 24,740,000
Warrants .............................. 391,333,500 — — 391,333,500
Convertible Bonds ....................... — 83,140,625 — 83,140,625
Corporate Bonds ........................ — 16,720,012,896 — 16,720,012,896
Senior Floating Rate Interests ............... — 112,849,534 — 112,849,534
U.S. Government and Agency Securities ....... — 4,727,041,020 — 4,727,041,020
Asset-Backed Securities .................. — 57,187,578 — 57,187,578
Mortgage-Backed Securities ................ — 43,686,728 — 43,686,728
Escrows and Litigation Trusts ............... — 26,742,500 — 26,742,500
Short Term Investments ................... 3,430,864,776 469,689 — 3,431,334,465
Total Investments in Securities ........... $35,101,118,265 $36,748,882,997
d
$— $71,850,001,262
Liabilities:
Other Financial Instruments:
Options written .......................... $ 48,500,500 $ — $ — $ 48,500,500
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 20,471,055 — 20,471,055
Mortgage-Backed Securities ................ — 4,255,930,054 — 4,255,930,054
Short Term Investments ................... 85,708,046 — — 85,708,046
Total Investments in Securities ........... $85,708,046 $4,276,401,109 $— $4,362,109,155
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... — 65,927,300 — 65,927,300
Electric Utilities ........................ 3,544,633,423 23,475,270 — 3,568,108,693
Gas Utilities .......................... 143,422,000 — — 143,422,000
Independent Power and Renewable Electricity
Producers .......................... 65,904,000 — — 65,904,000
Multi-Utilities .......................... 1,806,766,755 175,375,737 — 1,982,142,492
Oil, Gas & Consumable Fuels ............. 132,959,000 — — 132,959,000
Water Utilities ......................... 78,336,000 26,027,806 — 104,363,806
Corporate Bonds ........................ — 6,152,363 — 6,152,363
Short Term Investments ................... 12,629,462 — — 12,629,462
Total Investments in Securities ........... $5,784,650,640 $296,958,476
f
$— $6,081,609,116
a
Includes foreign securities valued at $1,738,718,649, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
b
Includes foreign securities valued at $6,851,384, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $318,521,416, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
d
Includes foreign securities valued at $2,045,161,062, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Statement of Investments.
f
Includes foreign securities valued at $224,878,813, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
NYRS New York Registry Shares
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Custodian Funds and Shareholders of Franklin DynaTech Fund, Franklin Focused Growth
Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund, and Franklin Utilities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
DynaTech Fund, Franklin Focused Growth Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government
Securities Fund, and Franklin Utilities Fund (constituting Franklin Custodian Funds, hereafter collectively referred to as the "Funds") as of September 30, 2021, the related statements of operations for the year ended September 30, 2021, the statements of changes in net assets for each of the two years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of September 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
November 16, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Custodian Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin Dynatech
Fund
Franklin Focused
Growth Fund
Franklin Growth
Fund
Long-Term Capital Gain Dividends §852(b)(3)(C) $7,390,211 $346,465 $1,651,833,874
Dividends Received Deduction (DRD) §854(b)(1)(A) $38,150,782 $213,592 $132,422,884
Qualified Dividend Income (QDI) §854(b)(1)(B) $46,970,012 $237,119 $150,881,480
Short-Term Capital Gain Dividends §871(k)(2)(C) $ — $169,579 $812,339
Pursuant to:
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin Utilities
Fund
Long-Term Capital Gain Dividends §852(b)(3)(C) $ — $ — $439,292,990
Dividends Received Deduction (DRD) §854(b)(1)(A) $1,202,954,607 $ — $166,181,552
Qualified Dividend Income (QDI) §854(b)(1)(B) $1,439,454,573 $ — $184,380,435
Interest-Related Dividends §871(k)(1)(C) $1,839,135,153 $113,821,660 $ —
Short-Term Capital Gain Dividends §871(k)(2)(C) $ — $ — $13,080,933
Interest from Federal Obligations Note (1) $ 29,839,899 $ 688,750 $ —

Franklin Custodian Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1976 122 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 104 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Custodian Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Custodian Funds

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 104 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1983
and Vice President
since 1982
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Custodian Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway San
Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Custodian Funds

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jeffrey W. White (1971) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 24 of the investment companies in Franklin Templeton; and formerly , Manager, Fund
Administration & Reporting (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Trust files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.gov.
The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, the
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FCF A 11/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Custodian Funds
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $458,671 for the fiscal year ended September 30, 2021 and $545,322 for the fiscal year ended September 30, 2020.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $9,399 for the fiscal year ended September 30, 2021 and $9,399 for the fiscal year ended September 30, 2020. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2021 and $199,302 for the fiscal year ended September 30, 2020.  The services for which these fees were paid included tax compliance services related to year-end.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $89,027 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $37,812 for the fiscal year ended September 30, 2021 and $87,458 for the fiscal year ended September 30, 2020.  The services for which these fees were paid included valuation services related to fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, compliance examination for Investment Advisor Act rule 204-2 and 206-4 (2)

assets under management certification, and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $136,238 for the fiscal year ended September 30, 2021 and $296,159 for the fiscal year ended September 30, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.  N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CUSTODIAN FUNDS

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

By S\Jeffrey W. White________________________

Jeffrey W. White
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date November
29, 2021